UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Multi-Manager Target Date Funds (formerly Strategic Advisers® Multi-Manager Target Date Funds) - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Semi-Annual Report

September 30, 2016

Contents

Fidelity® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	37.5	38.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	17.3	16.5
Fidelity Series Short-Term Credit Fund Class F	9.3	9.0
Strategic Advisers International Multi-Manager Fund Class F	5.5	4.5
Strategic Advisers Emerging Markets Fund of Funds Class F	4.9	4.5
Strategic Advisers Core Multi-Manager Fund Class F	4.7	5.2
Strategic Advisers Value Multi-Manager Fund Class F	4.7	5.2
Strategic Advisers Growth Multi-Manager Fund Class F	4.0	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.8
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
	94.5	94.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	10.4%
Bond Funds	45.6%
Short-Term Funds	26.6%

Six months ago
Domestic Equity Funds	18.5%
International Equity Funds	9.0%
Bond Funds	47.0%
Short-Term Funds	25.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager Income Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,060	$21,720
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,396	64,369
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,125	53,997
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,998	32,441
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,721	64,302
TOTAL DOMESTIC EQUITY FUNDS
(Cost $246,156)		236,829

International Equity Funds - 10.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	7,061	66,300
Strategic Advisers International Multi-Manager Fund Class F (b)	6,467	74,502
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $137,740)		140,802

Bond Funds - 45.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	879	9,103
Fidelity Series Floating Rate High Income Fund Class F (b)	370	3,490
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	5,189	52,309
Fidelity Series Real Estate Income Fund Class F (b)	596	6,687
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	50,521	511,276
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,906	38,670
TOTAL BOND FUNDS
(Cost $607,755)		621,535

Short-Term Funds - 26.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	235,885	235,885
Fidelity Series Short-Term Credit Fund Class F (b)	12,650	126,881
TOTAL SHORT-TERM FUNDS
(Cost $362,256)		362,766
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,353,907)		1,361,932
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76)
NET ASSETS - 100%		$1,361,856

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$170,557	$90,317	$24,990	$306	$235,885
Fidelity Series Commodity Strategy Fund Class F	12,821	14,372	6,680	--	21,720
Fidelity Series Emerging Markets Debt Fund Class F	6,498	2,801	891	222	9,103
Fidelity Series Floating Rate High Income Fund Class F	2,578	1,144	371	70	3,490
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,172	18,045	5,891	54	52,309
Fidelity Series Real Estate Income Fund Class F	4,962	2,445	872	166	6,687
Fidelity Series Short-Term Credit Fund Class F	92,426	47,441	13,456	598	126,881
Strategic Advisers Core Income Multi-Manager Fund Class F	400,970	165,481	66,981	5,448	511,276
Strategic Advisers Core Multi-Manager Fund Class F	53,445	22,583	11,831	209	64,369
Strategic Advisers Emerging Markets Fund of Funds Class F	45,826	20,553	6,610	--	66,300
Strategic Advisers Growth Multi-Manager Fund Class F	44,598	18,811	9,714	159	53,997
Strategic Advisers Income Opportunities Fund of Funds Class F	31,145	9,454	4,209	968	38,670
Strategic Advisers International Multi-Manager Fund Class F	46,760	32,424	8,007	--	74,502
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	26,768	9,375	6,518	--	32,441
Strategic Advisers Value Multi-Manager Fund Class F	53,390	21,251	11,567	443	64,302
Total	$1,031,916	$476,497	$178,588	$8,643	$1,361,932

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,353,907) — See accompanying schedule		$1,361,932
Receivable for investments sold		56,567
Receivable for fund shares sold		2,669
Total assets		1,421,168
Liabilities
Payable for fund shares redeemed	$59,233
Distribution and service plan fees payable	22
Other affiliated payables	57
Total liabilities		59,312
Net Assets		$1,361,856
Net Assets consist of:
Paid in capital		$1,360,055
Undistributed net investment income		1,462
Accumulated undistributed net realized gain (loss) on investments		(7,686)
Net unrealized appreciation (depreciation) on investments		8,025
Net Assets		$1,361,856
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($1,153,778 ÷ 112,507 shares)		$10.26
Class L:
Net Asset Value, offering price and redemption price per share ($104,408 ÷ 10,180 shares)		$10.26
Class N:
Net Asset Value, offering price and redemption price per share ($103,670 ÷ 10,114 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,643
Expenses
Transfer agent fees	$322
Distribution and service plan fees	127
Independent trustees' fees and expenses	3
Total expenses		452
Net investment income (loss)		8,191
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(821)
Capital gain distributions from underlying funds	7,877
Total net realized gain (loss)		7,056
Change in net unrealized appreciation (depreciation) on underlying funds		32,927
Net gain (loss)		39,983
Net increase (decrease) in net assets resulting from operations		$48,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,191	$18,510
Net realized gain (loss)	7,056	(5,422)
Change in net unrealized appreciation (depreciation)	32,927	(25,916)
Net increase (decrease) in net assets resulting from operations	48,174	(12,828)
Distributions to shareholders from net investment income	(7,610)	(18,299)
Distributions to shareholders from net realized gain	–	(21,320)
Total distributions	(7,610)	(39,619)
Share transactions - net increase (decrease)	289,436	(48,542)
Total increase (decrease) in net assets	330,000	(100,989)
Net Assets
Beginning of period	1,031,856	1,132,845
End of period	$1,361,856	$1,031,856
Other Information
Undistributed net investment income end of period	$1,462	$881

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.17	.18	.14	.04
Net realized and unrealized gain (loss)	.34	(.24)	.22	.24	.13
Total from investment operations	.41	(.07)	.40	.38	.17
Distributions from net investment income	(.06)	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	–	(.19)	(.18)	(.11)	–
Total distributions	(.06)	(.35)	(.36)C	(.23)	(.03)
Net asset value, end of period	$10.26	$9.91	$10.33	$10.29	$10.14
Total ReturnD,E	4.18%	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%H	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.36%H	1.66%	1.77%	1.43%	1.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,154	$822	$921	$702	$102
Portfolio turnover rateF	29%H	44%	23%	40%	0%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.07	.17	.18	.05
Net realized and unrealized gain (loss)	.33	(.23)	.22	.15
Total from investment operations	.40	(.06)	.40	.20
Distributions from net investment income	(.06)	(.16)	(.19)	(.04)
Distributions from net realized gain	–	(.19)	(.18)	(.06)
Total distributions	(.06)	(.35)	(.36)C	(.10)
Net asset value, end of period	$10.26	$9.92	$10.33	$10.29
Total ReturnD	4.08%	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.06%	.06%G
Expenses net of fee waivers, if any	.05%G	.05%	.06%	.06%G
Expenses net of all reductions	.05%G	.05%	.06%	.06%G
Net investment income (loss)	1.36%G	1.66%	1.77%	1.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$104	$105	$106	$102
Portfolio turnover rateE	29%G	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.04
Net realized and unrealized gain (loss)	.33	(.23)	.22	.16
Total from investment operations	.39	(.09)	.38	.20
Distributions from net investment income	(.05)	(.14)	(.16)	(.04)
Distributions from net realized gain	–	(.19)	(.18)	(.06)
Total distributions	(.05)	(.33)	(.34)	(.10)
Net asset value, end of period	$10.25	$9.91	$10.33	$10.29
Total ReturnC	3.96%	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.31%	.32%F
Expenses net of fee waivers, if any	.30%F	.30%	.31%	.32%F
Expenses net of all reductions	.30%F	.30%	.31%	.32%F
Net investment income (loss)	1.11%F	1.41%	1.52%	1.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$104	$105	$106	$102
Portfolio turnover rateD	29%F	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	33.3	34.5
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	12.6	11.4
Strategic Advisers International Multi-Manager Fund Class F	8.2	7.5
Strategic Advisers Core Multi-Manager Fund Class F	7.2	7.8
Strategic Advisers Value Multi-Manager Fund Class F	7.2	7.8
Fidelity Series Short-Term Credit Fund Class F	6.7	6.1
Strategic Advisers Growth Multi-Manager Fund Class F	6.1	6.5
Strategic Advisers Emerging Markets Fund of Funds Class F	5.9	5.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.6	3.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.3
	94.1	94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.6%
International Equity Funds	14.1%
Bond Funds	41.0%
Short-Term Funds	19.3%

Six months ago
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2005 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	956	$5,117
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,035	24,280
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,556	20,366
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,131	12,239
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,781	24,256
TOTAL DOMESTIC EQUITY FUNDS
(Cost $88,281)		86,258

International Equity Funds - 14.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,134	20,039
Strategic Advisers International Multi-Manager Fund Class F (b)	2,395	27,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,495)		47,635

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	222	2,302
Fidelity Series Floating Rate High Income Fund Class F (b)	91	855
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,123	11,319
Fidelity Series Real Estate Income Fund Class F (b)	149	1,674
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,104	112,375
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,015	10,045
TOTAL BOND FUNDS
(Cost $135,501)		138,570

Short-Term Funds - 19.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	42,405	42,405
Fidelity Series Short-Term Credit Fund Class F (b)	2,264	22,707
TOTAL SHORT-TERM FUNDS
(Cost $65,024)		65,112
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $336,301)		337,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$337,539

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$39,271	$5,744	$2,611	$60	$42,405
Fidelity Series Commodity Strategy Fund Class F	4,349	787	336	--	5,117
Fidelity Series Emerging Markets Debt Fund Class F	2,184	70	145	62	2,302
Fidelity Series Floating Rate High Income Fund Class F	850	26	61	19	855
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,468	480	844	13	11,319
Fidelity Series Real Estate Income Fund Class F	1,668	112	156	42	1,674
Fidelity Series Short-Term Credit Fund Class F	21,047	3,055	1,478	116	22,707
Strategic Advisers Core Income Multi-Manager Fund Class F	118,898	1,958	11,336	1,342	112,375
Strategic Advisers Core Multi-Manager Fund Class F	26,954	1,511	4,395	85	24,280
Strategic Advisers Emerging Markets Fund of Funds Class F	19,015	287	1,299	--	20,039
Strategic Advisers Growth Multi-Manager Fund Class F	22,492	1,364	3,677	63	20,366
Strategic Advisers Income Opportunities Fund of Funds Class F	10,370	304	1,302	289	10,045
Strategic Advisers International Multi-Manager Fund Class F	25,864	2,925	2,600	--	27,596
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,500	73	2,544	--	12,239
Strategic Advisers Value Multi-Manager Fund Class F	26,926	1,079	4,406	180	24,256
Total	$344,856	$19,775	$37,190	$2,271	$337,575

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $336,301) — See accompanying schedule		$337,575
Receivable for investments sold		6,568
Total assets		344,143
Liabilities
Payable for fund shares redeemed	$6,569
Distribution and service plan fees payable	22
Other affiliated payables	13
Total liabilities		6,604
Net Assets		$337,539
Net Assets consist of:
Paid in capital		$337,635
Undistributed net investment income		1,944
Accumulated undistributed net realized gain (loss) on investments		(3,314)
Net unrealized appreciation (depreciation) on investments		1,274
Net Assets		$337,539
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($126,853 ÷ 12,174 shares)		$10.42
Class L:
Net Asset Value, offering price and redemption price per share ($105,713 ÷ 10,155 shares)		$10.41
Class N:
Net Asset Value, offering price and redemption price per share ($104,973 ÷ 10,096 shares)		$10.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,271
Expenses
Transfer agent fees	$130
Distribution and service plan fees	129
Independent trustees' fees and expenses	1
Total expenses		260
Net investment income (loss)		2,011
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,618)
Capital gain distributions from underlying funds	3,178
Total net realized gain (loss)		1,560
Change in net unrealized appreciation (depreciation) on underlying funds		11,752
Net gain (loss)		13,312
Net increase (decrease) in net assets resulting from operations		$15,323

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,011	$5,519
Net realized gain (loss)	1,560	(698)
Change in net unrealized appreciation (depreciation)	11,752	(10,838)
Net increase (decrease) in net assets resulting from operations	15,323	(6,017)
Distributions to shareholders from net investment income	(886)	(5,516)
Distributions to shareholders from net realized gain	–	(10,129)
Total distributions	(886)	(15,645)
Share transactions - net increase (decrease)	(21,718)	31,453
Total increase (decrease) in net assets	(7,281)	9,791
Net Assets
Beginning of period	344,820	335,029
End of period	$337,539	$344,820
Other Information
Undistributed net investment income end of period	$1,944	$819

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.19	.14	.05
Net realized and unrealized gain (loss)	.40	(.30)	.31	.49	.22
Total from investment operations	.47	(.14)	.50	.63	.27
Distributions from net investment income	(.03)	(.16)	(.19)	(.10)	–
Distributions from net realized gain	–	(.30)	(.39)	(.15)	–
Total distributions	(.03)	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$10.42	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	4.71%	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.07%H	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.07%H	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.28%H	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$127	$133	$120	$115	$103
Portfolio turnover rateF	12%H	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.06	.16	.18	.06
Net realized and unrealized gain (loss)	.41	(.30)	.32	.22
Total from investment operations	.47	(.14)	.50	.28
Distributions from net investment income	(.03)	(.16)	(.18)	(.06)
Distributions from net realized gain	–	(.30)	(.39)	(.09)
Total distributions	(.03)	(.46)	(.57)	(.15)
Net asset value, end of period	$10.41	$9.97	$10.57	$10.64
Total ReturnC,D	4.72%	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.09%G	.09%	.10%	.07%G
Expenses net of all reductions	.09%G	.09%	.10%	.07%G
Net investment income (loss)	1.26%G	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$106	$108	$103
Portfolio turnover rateE	12%G	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.05
Net realized and unrealized gain (loss)	.41	(.31)	.31	.21
Total from investment operations	.46	(.17)	.47	.26
Distributions from net investment income	(.02)	(.13)	(.16)	(.06)
Distributions from net realized gain	–	(.30)	(.39)	(.09)
Total distributions	(.02)	(.43)	(.54)C	(.14)D
Net asset value, end of period	$10.40	$9.96	$10.56	$10.63
Total ReturnE,F	4.65%	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.33%I	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.33%I	.34%	.35%	.33%I
Expenses net of all reductions	.33%I	.34%	.35%	.33%I
Net investment income (loss)	1.01%I	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$105	$107	$103
Portfolio turnover rateG	12%I	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	29.8	31.4
Strategic Advisers International Multi-Manager Fund Class F	10.2	9.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	9.4	7.8
Strategic Advisers Core Multi-Manager Fund Class F	9.0	9.7
Strategic Advisers Value Multi-Manager Fund Class F	9.0	9.7
Strategic Advisers Growth Multi-Manager Fund Class F	7.6	8.1
Strategic Advisers Emerging Markets Fund of Funds Class F	6.9	6.3
Fidelity Series Short-Term Credit Fund Class F	5.0	4.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.5	4.8
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
	94.2	94.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.7%
International Equity Funds	17.1%
Bond Funds	36.8%
Short-Term Funds	14.4%

Six months ago
Domestic Equity Funds	33.5%
International Equity Funds	15.9%
Bond Funds	38.5%
Short-Term Funds	12.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2010 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,026	$10,840
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,254	62,680
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,017	52,588
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,921	31,609
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,598	62,627
TOTAL DOMESTIC EQUITY FUNDS
(Cost $226,216)		220,344

International Equity Funds - 17.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,067	47,583
Strategic Advisers International Multi-Manager Fund Class F (b)	6,150	70,851
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $117,138)		118,434

Bond Funds - 36.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	457	4,735
Fidelity Series Floating Rate High Income Fund Class F (b)	187	1,762
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,866	18,814
Fidelity Series Real Estate Income Fund Class F (b)	306	3,430
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	20,466	207,116
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,970	19,502
TOTAL BOND FUNDS
(Cost $249,679)		255,359

Short-Term Funds - 14.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	65,014	65,014
Fidelity Series Short-Term Credit Fund Class F (b)	3,469	34,798
TOTAL SHORT-TERM FUNDS
(Cost $99,670)		99,812
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $692,703)		693,949
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49)
NET ASSETS - 100%		$693,900

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$61,062	$25,726	$21,774	$94	$65,014
Fidelity Series Commodity Strategy Fund Class F	9,775	4,866	4,678	--	10,840
Fidelity Series Emerging Markets Debt Fund Class F	4,958	928	1,564	135	4,735
Fidelity Series Floating Rate High Income Fund Class F	1,952	372	651	41	1,762
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,280	4,406	7,242	23	18,814
Fidelity Series Real Estate Income Fund Class F	3,787	850	1,319	90	3,430
Fidelity Series Short-Term Credit Fund Class F	33,200	13,362	11,898	184	34,798
Strategic Advisers Core Income Multi-Manager Fund Class F	246,174	41,499	86,074	2,621	207,116
Strategic Advisers Core Multi-Manager Fund Class F	75,753	15,525	28,854	231	62,680
Strategic Advisers Emerging Markets Fund of Funds Class F	49,602	9,163	15,914	--	47,583
Strategic Advisers Growth Multi-Manager Fund Class F	63,213	13,590	24,484	174	52,588
Strategic Advisers Income Opportunities Fund of Funds Class F	23,422	1,984	7,263	582	19,502
Strategic Advisers International Multi-Manager Fund Class F	75,106	19,607	27,430	--	70,851
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	37,941	5,793	15,143	--	31,609
Strategic Advisers Value Multi-Manager Fund Class F	75,674	14,277	28,743	489	62,627
Total	$782,899	$171,948	$283,031	$4,664	$693,949

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $692,703) — See accompanying schedule		$693,949
Receivable for investments sold		26,635
Total assets		720,584
Liabilities
Payable for fund shares redeemed	$26,635
Distribution and service plan fees payable	22
Other affiliated payables	27
Total liabilities		26,684
Net Assets		$693,900
Net Assets consist of:
Paid in capital		$703,015
Undistributed net investment income		4,223
Accumulated undistributed net realized gain (loss) on investments		(14,584)
Net unrealized appreciation (depreciation) on investments		1,246
Net Assets		$693,900
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($481,328 ÷ 45,491 shares)		$10.58
Class L:
Net Asset Value, offering price and redemption price per share ($106,663 ÷ 10,077 shares)		$10.58
Class N:
Net Asset Value, offering price and redemption price per share ($105,909 ÷ 10,019 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,664
Expenses
Transfer agent fees	$181
Distribution and service plan fees	129
Independent trustees' fees and expenses	2
Total expenses		312
Net investment income (loss)		4,352
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(16,590)
Capital gain distributions from underlying funds	8,634
Total net realized gain (loss)		(7,956)
Change in net unrealized appreciation (depreciation) on underlying funds		38,719
Net gain (loss)		30,763
Net increase (decrease) in net assets resulting from operations		$35,115

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,352	$12,003
Net realized gain (loss)	(7,956)	8,334
Change in net unrealized appreciation (depreciation)	38,719	(35,995)
Net increase (decrease) in net assets resulting from operations	35,115	(15,658)
Distributions to shareholders from net investment income	(1,623)	(12,026)
Distributions to shareholders from net realized gain	(5,351)	(26,838)
Total distributions	(6,974)	(38,864)
Share transactions - net increase (decrease)	(117,090)	70,458
Total increase (decrease) in net assets	(88,949)	15,936
Net Assets
Beginning of period	782,849	766,913
End of period	$693,900	$782,849
Other Information
Undistributed net investment income end of period	$4,223	$1,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.47	(.35)	.37	.67	.30
Total from investment operations	.53	(.19)	.56	.82	.35
Distributions from net investment income	(.02)	(.17)	(.17)	(.12)	–
Distributions from net realized gain	(.07)	(.37)	(.40)	(.18)	–
Total distributions	(.09)	(.54)	(.56)C	(.30)	–
Net asset value, end of period	$10.58	$10.14	$10.87	$10.87	$10.35
Total ReturnD,E	5.29%	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.06%	.17%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%H	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.23%H	1.58%	1.73%	1.45%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$481	$571	$550	$277	$104
Portfolio turnover rateF	47%H	32%	15%	24%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.07
Net realized and unrealized gain (loss)	.46	(.35)	.38	.25
Total from investment operations	.52	(.19)	.57	.32
Distributions from net investment income	(.02)	(.16)	(.16)	(.07)
Distributions from net realized gain	(.07)	(.37)	(.40)	(.11)
Total distributions	(.09)	(.54)C	(.56)	(.18)
Net asset value, end of period	$10.58	$10.15	$10.88	$10.87
Total ReturnD	5.29%	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.06%G	.06%	.07%	.07%G
Expenses net of all reductions	.06%G	.06%	.07%	.07%G
Net investment income (loss)	1.22%G	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106	$108	$103
Portfolio turnover rateE	47%G	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.06
Net realized and unrealized gain (loss)	.47	(.36)	.37	.25
Total from investment operations	.52	(.22)	.53	.31
Distributions from net investment income	(.02)	(.14)	(.14)	(.07)
Distributions from net realized gain	(.07)	(.37)	(.40)	(.11)
Total distributions	(.09)	(.51)	(.53)C	(.17)D
Net asset value, end of period	$10.57	$10.14	$10.87	$10.87
Total ReturnE	5.13%	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.31%H	.31%	.32%	.32%H
Expenses net of all reductions	.31%H	.31%	.32%	.32%H
Net investment income (loss)	.97%H	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$106	$108	$103
Portfolio turnover rateF	47%H	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	26.2	28.5
Strategic Advisers International Multi-Manager Fund Class F	12.3	11.7
Strategic Advisers Core Multi-Manager Fund Class F	10.9	11.5
Strategic Advisers Value Multi-Manager Fund Class F	10.9	11.5
Strategic Advisers Growth Multi-Manager Fund Class F	9.1	9.6
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	6.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	6.4	4.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.5	5.7
Fidelity Series Short-Term Credit Fund Class F	3.4	2.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.0
	95.1	95.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.0%
International Equity Funds	19.7%
Bond Funds	32.5%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2015 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,644	$24,844
Strategic Advisers Core Multi-Manager Fund Class F (b)	14,465	172,572
Strategic Advisers Growth Multi-Manager Fund Class F (b)	11,056	144,726
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,031	86,898
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,658	172,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $633,540)		601,445

International Equity Funds - 19.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,487	117,257
Strategic Advisers International Multi-Manager Fund Class F (b)	16,874	194,390
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $321,103)		311,647

Bond Funds - 32.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,044	10,821
Fidelity Series Floating Rate High Income Fund Class F (b)	425	4,005
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,975	29,984
Fidelity Series Real Estate Income Fund Class F (b)	701	7,863
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	40,973	414,645
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,724	46,766
TOTAL BOND FUNDS
(Cost $503,035)		514,084

Short-Term Funds - 9.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	100,804	100,804
Fidelity Series Short-Term Credit Fund Class F (b)	5,369	53,851
TOTAL SHORT-TERM FUNDS
(Cost $154,474)		154,655
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,612,152)		1,581,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$1,581,706

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$79,055	$35,385	$13,636	$132	$100,804
Fidelity Series Commodity Strategy Fund Class F	21,585	5,394	3,710	--	24,844
Fidelity Series Emerging Markets Debt Fund Class F	10,915	562	1,559	290	10,821
Fidelity Series Floating Rate High Income Fund Class F	4,267	201	655	88	4,005
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,684	2,250	5,506	34	29,984
Fidelity Series Real Estate Income Fund Class F	8,341	702	1,418	194	7,863
Fidelity Series Short-Term Credit Fund Class F	42,482	18,525	7,343	257	53,851
Strategic Advisers Core Income Multi-Manager Fund Class F	487,943	18,565	102,398	4,924	414,645
Strategic Advisers Core Multi-Manager Fund Class F	197,019	14,455	40,240	569	172,572
Strategic Advisers Emerging Markets Fund of Funds Class F	118,496	5,521	17,794	--	117,257
Strategic Advisers Growth Multi-Manager Fund Class F	164,402	13,596	34,394	430	144,726
Strategic Advisers Income Opportunities Fund of Funds Class F	50,996	2,224	9,534	1,327	46,766
Strategic Advisers International Multi-Manager Fund Class F	199,533	20,369	34,892	--	194,390
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	98,673	2,583	22,298	--	86,898
Strategic Advisers Value Multi-Manager Fund Class F	196,814	11,562	40,234	1,205	172,405
Total	$1,713,205	$151,894	$335,611	$9,450	$1,581,831

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,612,152) — See accompanying schedule		$1,581,831
Receivable for investments sold		1,523
Receivable for fund shares sold		342
Total assets		1,583,696
Liabilities
Payable for investments purchased	$1,870
Distribution and service plan fees payable	22
Other affiliated payables	98
Total liabilities		1,990
Net Assets		$1,581,706
Net Assets consist of:
Paid in capital		$1,619,760
Undistributed net investment income		8,362
Accumulated undistributed net realized gain (loss) on investments		(16,095)
Net unrealized appreciation (depreciation) on investments		(30,321)
Net Assets		$1,581,706
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,367,783 ÷ 126,964 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($107,339 ÷ 9,959 shares)		$10.78
Class N:
Net Asset Value, offering price and redemption price per share ($106,584 ÷ 9,903 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,450
Expenses
Transfer agent fees	$605
Distribution and service plan fees	130
Independent trustees' fees and expenses	4
Total expenses		739
Net investment income (loss)		8,711
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(24,600)
Capital gain distributions from underlying funds	21,266
Total net realized gain (loss)		(3,334)
Change in net unrealized appreciation (depreciation) on underlying funds		76,941
Net gain (loss)		73,607
Net increase (decrease) in net assets resulting from operations		$82,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,711	$28,236
Net realized gain (loss)	(3,334)	16,148
Change in net unrealized appreciation (depreciation)	76,941	(100,177)
Net increase (decrease) in net assets resulting from operations	82,318	(55,793)
Distributions to shareholders from net investment income	(4,244)	(28,254)
Distributions to shareholders from net realized gain	(1,754)	(67,187)
Total distributions	(5,998)	(95,441)
Share transactions - net increase (decrease)	(207,687)	53,122
Total increase (decrease) in net assets	(131,367)	(98,112)
Net Assets
Beginning of period	1,713,073	1,811,185
End of period	$1,581,706	$1,713,073
Other Information
Undistributed net investment income end of period	$8,362	$3,895

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.52	(.40)	.42	.74	.31
Total from investment operations	.58	(.24)	.61	.89	.36
Distributions from net investment income	(.03)	(.17)	(.15)	(.12)	–
Distributions from net realized gain	(.01)	(.40)	(.39)	(.16)	–
Total distributions	(.04)	(.57)	(.54)	(.28)	–
Net asset value, end of period	$10.77	$10.23	$11.04	$10.97	$10.36
Total ReturnC,D	5.67%	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.09%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.09%	.10%	.09%G
Net investment income (loss)	1.14%G	1.53%	1.73%	1.44%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,368	$1,500	$1,593	$654	$104
Portfolio turnover rateE	19%G	37%	16%	38%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.06
Net realized and unrealized gain (loss)	.52	(.40)	.42	.30
Total from investment operations	.58	(.24)	.61	.36
Distributions from net investment income	(.03)	(.16)	(.15)	(.07)
Distributions from net realized gain	(.01)	(.40)	(.39)	(.09)
Total distributions	(.04)	(.56)	(.54)	(.16)
Net asset value, end of period	$10.78	$10.24	$11.04	$10.97
Total ReturnC,D	5.67%	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.09%	.10%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.10%G
Expenses net of all reductions	.08%G	.08%	.09%	.10%G
Net investment income (loss)	1.13%G	1.52%	1.72%	1.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$107	$109	$103
Portfolio turnover rateE	19%G	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.05	.13	.16	.05
Net realized and unrealized gain (loss)	.51	(.40)	.43	.30
Total from investment operations	.56	(.27)	.59	.35
Distributions from net investment income	(.02)	(.14)	(.12)	(.07)
Distributions from net realized gain	(.01)	(.40)	(.39)	(.09)
Total distributions	(.03)	(.54)	(.51)	(.16)
Net asset value, end of period	$10.76	$10.23	$11.04	$10.96
Total ReturnC,D	5.51%	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%G	.33%	.34%	.35%G
Expenses net of all reductions	.33%G	.33%	.34%	.35%G
Net investment income (loss)	.88%G	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106	$109	$103
Portfolio turnover rateE	19%G	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	23.9	24.9
Strategic Advisers International Multi-Manager Fund Class F	13.6	13.0
Strategic Advisers Core Multi-Manager Fund Class F	12.1	12.8
Strategic Advisers Value Multi-Manager Fund Class F	12.1	12.8
Strategic Advisers Growth Multi-Manager Fund Class F	10.2	10.6
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.1	6.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	4.6	3.5
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.0
Fidelity Series Short-Term Credit Fund Class F	2.5	1.9
	95.9	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.1%
International Equity Funds	21.5%
Bond Funds	29.3%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2020 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	12,245	$65,509
Strategic Advisers Core Multi-Manager Fund Class F (b)	41,227	491,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	31,514	412,519
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	22,892	247,697
Strategic Advisers Value Multi-Manager Fund Class F (b)	36,078	491,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,789,997)		1,708,946

International Equity Funds - 21.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	33,894	318,266
Strategic Advisers International Multi-Manager Fund Class F (b)	47,990	552,846
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $878,468)		871,112

Bond Funds - 29.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,674	27,699
Fidelity Series Floating Rate High Income Fund Class F (b)	1,091	10,278
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,417	44,524
Fidelity Series Real Estate Income Fund Class F (b)	1,773	19,888
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	95,825	969,743
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	11,864	117,457
TOTAL BOND FUNDS
(Cost $1,165,980)		1,189,589

Short-Term Funds - 7.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	189,140	189,140
Fidelity Series Short-Term Credit Fund Class F (b)	10,073	101,028
TOTAL SHORT-TERM FUNDS
(Cost $289,819)		290,168
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,124,264)		4,059,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		(290)
NET ASSETS - 100%		$4,059,525

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$156,531	$75,201	$42,593	$236	$189,140
Fidelity Series Commodity Strategy Fund Class F	55,937	21,694	16,337	--	65,509
Fidelity Series Emerging Markets Debt Fund Class F	28,062	3,905	6,554	739	27,699
Fidelity Series Floating Rate High Income Fund Class F	11,023	1,544	2,783	225	10,278
Fidelity Series Inflation-Protected Bond Index Fund Class F	47,618	8,574	12,479	50	44,524
Fidelity Series Real Estate Income Fund Class F	21,220	3,728	5,644	487	19,888
Fidelity Series Short-Term Credit Fund Class F	84,084	39,513	22,886	458	101,028
Strategic Advisers Core Income Multi-Manager Fund Class F	1,097,033	144,499	295,924	11,363	969,743
Strategic Advisers Core Multi-Manager Fund Class F	563,341	89,171	164,185	1,544	491,837
Strategic Advisers Emerging Markets Fund of Funds Class F	324,060	46,040	80,089	--	318,266
Strategic Advisers Growth Multi-Manager Fund Class F	470,079	79,752	140,130	1,164	412,519
Strategic Advisers Income Opportunities Fund of Funds Class F	131,580	12,601	34,461	3,352	117,457
Strategic Advisers International Multi-Manager Fund Class F	573,764	109,243	156,057	--	552,846
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	282,137	32,023	88,020	--	247,697
Strategic Advisers Value Multi-Manager Fund Class F	562,756	81,320	164,253	3,269	491,384
Total	$4,409,225	$748,808	$1,232,395	$22,887	$4,059,815

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $4,124,264) — See accompanying schedule		$4,059,815
Receivable for investments sold		7,118
Receivable for fund shares sold		3,177
Total assets		4,070,110
Liabilities
Payable for investments purchased	$4,512
Payable for fund shares redeemed	5,788
Distribution and service plan fees payable	22
Other affiliated payables	263
Total liabilities		10,585
Net Assets		$4,059,525
Net Assets consist of:
Paid in capital		$4,171,558
Undistributed net investment income		20,454
Accumulated undistributed net realized gain (loss) on investments		(68,038)
Net unrealized appreciation (depreciation) on investments		(64,449)
Net Assets		$4,059,525
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($3,844,662 ÷ 357,086 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($107,812 ÷ 10,014 shares)		$10.77
Class N:
Net Asset Value, offering price and redemption price per share ($107,051 ÷ 9,958 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$22,887
Expenses
Transfer agent fees	$1,566
Distribution and service plan fees	130
Independent trustees' fees and expenses	9
Total expenses		1,705
Net investment income (loss)		21,182
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(88,109)
Capital gain distributions from underlying funds	57,692
Total net realized gain (loss)		(30,417)
Change in net unrealized appreciation (depreciation) on underlying funds		222,285
Net gain (loss)		191,868
Net increase (decrease) in net assets resulting from operations		$213,050

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,182	$62,846
Net realized gain (loss)	(30,417)	87,058
Change in net unrealized appreciation (depreciation)	222,285	(271,767)
Net increase (decrease) in net assets resulting from operations	213,050	(121,863)
Distributions to shareholders from net investment income	(8,782)	(60,710)
Distributions to shareholders from net realized gain	(36,629)	(163,441)
Total distributions	(45,411)	(224,151)
Share transactions - net increase (decrease)	(517,044)	1,358,231
Total increase (decrease) in net assets	(349,405)	1,012,217
Net Assets
Beginning of period	4,408,930	3,396,713
End of period	$4,059,525	$4,408,930
Other Information
Undistributed net investment income end of period	$20,454	$8,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.15	.06
Net realized and unrealized gain (loss)	.55	(.43)	.45	.83	.34
Total from investment operations	.61	(.27)	.64	.98	.40
Distributions from net investment income	(.02)	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.09)	(.46)	(.45)	(.14)	–
Total distributions	(.11)	(.61)	(.61)	(.26)	–
Net asset value, end of period	$10.77	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	5.98%	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.08%	.10%	.09%G
Net investment income (loss)	1.07%G	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,845	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	37%G	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.06
Net realized and unrealized gain (loss)	.55	(.43)	.46	.32
Total from investment operations	.61	(.27)	.65	.38
Distributions from net investment income	(.02)	(.15)	(.16)	(.08)
Distributions from net realized gain	(.09)	(.46)	(.45)	(.09)
Total distributions	(.11)	(.61)	(.61)	(.16)C
Net asset value, end of period	$10.77	$10.27	$11.15	$11.11
Total ReturnD	5.98%	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.09%G
Expenses net of all reductions	.08%G	.08%	.09%	.09%G
Net investment income (loss)	1.08%G	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$107	$110	$104
Portfolio turnover rateE	37%G	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.04	.13	.16	.05
Net realized and unrealized gain (loss)	.55	(.43)	.45	.33
Total from investment operations	.59	(.30)	.61	.38
Distributions from net investment income	(.02)	(.12)	(.13)	(.08)
Distributions from net realized gain	(.09)	(.46)	(.45)	(.09)
Total distributions	(.10)C	(.58)	(.58)	(.16)D
Net asset value, end of period	$10.75	$10.26	$11.14	$11.11
Total ReturnE	5.83%	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.33%	.34%	.35%H
Expenses net of fee waivers, if any	.33%H	.33%	.34%	.35%H
Expenses net of all reductions	.33%H	.33%	.34%	.35%H
Net investment income (loss)	.83%H	1.26%	1.46%	1.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106	$109	$103
Portfolio turnover rateF	37%H	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	20.4	19.9
Strategic Advisers International Multi-Manager Fund Class F	15.0	14.6
Strategic Advisers Core Multi-Manager Fund Class F	13.4	14.2
Strategic Advisers Value Multi-Manager Fund Class F	13.4	14.2
Strategic Advisers Growth Multi-Manager Fund Class F	11.3	11.8
Strategic Advisers Emerging Markets Fund of Funds Class F	8.3	7.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.7	7.1
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	3.3	2.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.7	3.0
Fidelity Series Commodity Strategy Fund Class F	1.8	1.3
	96.3	96.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.1%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	22.4%
Bond Funds	24.8%
Short-Term Funds	4.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2025 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,092	$37,945
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,907	285,209
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,265	239,093
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,254	143,411
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,923	284,967
TOTAL DOMESTIC EQUITY FUNDS
(Cost $999,235)		990,625

International Equity Funds - 23.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,804	176,571
Strategic Advisers International Multi-Manager Fund Class F (b)	27,604	317,993
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $484,060)		494,564

Bond Funds - 25.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,346	13,942
Fidelity Series Floating Rate High Income Fund Class F (b)	570	5,372
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,246	12,564
Fidelity Series Real Estate Income Fund Class F (b)	923	10,357
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	42,857	433,713
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,779	57,217
TOTAL BOND FUNDS
(Cost $523,400)		533,165

Short-Term Funds - 5.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	68,963	68,963
Fidelity Series Short-Term Credit Fund Class F (b)	3,675	36,863
TOTAL SHORT-TERM FUNDS
(Cost $105,682)		105,826
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,112,377)		2,124,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(183)
NET ASSETS - 100%		$2,123,997

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$52,133	$28,548	$11,719	$84	$68,963
Fidelity Series Commodity Strategy Fund Class F	24,392	17,253	5,530	--	37,945
Fidelity Series Emerging Markets Debt Fund Class F	11,879	3,314	2,344	345	13,942
Fidelity Series Floating Rate High Income Fund Class F	4,720	1,399	977	108	5,372
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,701	4,755	2,090	12	12,564
Fidelity Series Real Estate Income Fund Class F	9,219	2,930	2,081	239	10,357
Fidelity Series Short-Term Credit Fund Class F	28,055	15,008	6,304	163	36,863
Strategic Advisers Core Income Multi-Manager Fund Class F	377,754	129,984	83,583	4,490	433,713
Strategic Advisers Core Multi-Manager Fund Class F	268,916	79,191	66,506	880	285,209
Strategic Advisers Emerging Markets Fund of Funds Class F	148,282	40,542	29,429	--	176,571
Strategic Advisers Growth Multi-Manager Fund Class F	224,397	69,016	57,726	664	239,093
Strategic Advisers Income Opportunities Fund of Funds Class F	56,162	8,620	11,445	1,600	57,217
Strategic Advisers International Multi-Manager Fund Class F	276,773	85,204	60,235	--	317,993
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	134,681	32,606	37,479	--	143,411
Strategic Advisers Value Multi-Manager Fund Class F	268,637	74,762	66,823	1,865	284,967
Total	$1,895,701	$593,132	$444,271	$10,450	$2,124,180

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,112,377) — See accompanying schedule		$2,124,180
Receivable for fund shares sold		174,084
Receivable from investment adviser for expense reductions		13
Total assets		2,298,277
Liabilities
Payable for investments purchased	$174,089
Distribution and service plan fees payable	22
Other affiliated payables	169
Total liabilities		174,280
Net Assets		$2,123,997
Net Assets consist of:
Paid in capital		$2,109,893
Undistributed net investment income		9,048
Accumulated undistributed net realized gain (loss) on investments		(6,747)
Net unrealized appreciation (depreciation) on investments		11,803
Net Assets		$2,123,997
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($1,907,871 ÷ 174,175 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($108,445 ÷ 9,889 shares)		$10.97
Class N:
Net Asset Value, offering price and redemption price per share ($107,681 ÷ 9,833 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,450
Expenses
Transfer agent fees	$1,005
Distribution and service plan fees	131
Independent trustees' fees and expenses	4
Total expenses before reductions	1,140
Expense reductions	(73)	1,067
Net investment income (loss)		9,383
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29,158)
Capital gain distributions from underlying funds	32,882
Total net realized gain (loss)		3,724
Change in net unrealized appreciation (depreciation) on underlying funds		108,777
Net gain (loss)		112,501
Net increase (decrease) in net assets resulting from operations		$121,884

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,383	$21,004
Net realized gain (loss)	3,724	36,619
Change in net unrealized appreciation (depreciation)	108,777	(102,762)
Net increase (decrease) in net assets resulting from operations	121,884	(45,139)
Distributions to shareholders from net investment income	(3,057)	(19,664)
Distributions to shareholders from net realized gain	(16,961)	(64,890)
Total distributions	(20,018)	(84,554)
Share transactions - net increase (decrease)	126,603	870,589
Total increase (decrease) in net assets	228,469	740,896
Net Assets
Beginning of period	1,895,528	1,154,632
End of period	$2,123,997	$1,895,528
Other Information
Undistributed net investment income end of period	$9,048	$2,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.15	.19	.16	.06
Net realized and unrealized gain (loss)	.59	(.48)	.51	1.06	.42
Total from investment operations	.64	(.33)	.70	1.22	.48
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.10)	(.51)	(.52)	(.18)	–
Total distributions	(.12)	(.64)	(.67)	(.33)	–
Net asset value, end of period	$10.95	$10.43	$11.40	$11.37	$10.48
Total ReturnC,D	6.17%	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.11%	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%	.09%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%	.09%G
Net investment income (loss)	1.00%G	1.37%	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,908	$1,682	$934	$347	$105
Portfolio turnover rateE	45%G	17%	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.05	.15	.19	.08
Net realized and unrealized gain (loss)	.60	(.48)	.52	.36
Total from investment operations	.65	(.33)	.71	.44
Distributions from net investment income	(.02)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.10)	(.51)	(.52)	(.12)
Total distributions	(.12)	(.64)	(.67)	(.21)
Net asset value, end of period	$10.97	$10.44	$11.41	$11.37
Total ReturnC,D	6.26%	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.11%	.11%G
Expenses net of fee waivers, if any	.08%G	.09%	.10%	.10%G
Expenses net of all reductions	.08%G	.09%	.10%	.10%G
Net investment income (loss)	1.01%G	1.38%	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$107	$111	$104
Portfolio turnover rateE	45%G	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.04	.12	.16	.07
Net realized and unrealized gain (loss)	.59	(.48)	.51	.37
Total from investment operations	.63	(.36)	.67	.44
Distributions from net investment income	(.01)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.10)	(.51)	(.52)	(.12)
Total distributions	(.11)	(.61)	(.64)	(.21)
Net asset value, end of period	$10.95	$10.43	$11.40	$11.37
Total ReturnC,D	6.11%	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.33%G	.34%	.35%	.35%G
Expenses net of all reductions	.33%G	.34%	.35%	.35%G
Net investment income (loss)	.76%G	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$107	$110	$104
Portfolio turnover rateE	45%G	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	18.3	18.0
Strategic Advisers Core Multi-Manager Fund Class F	16.6	17.2
Strategic Advisers Value Multi-Manager Fund Class F	16.5	17.2
Strategic Advisers Growth Multi-Manager Fund Class F	13.9	14.4
Strategic Advisers Core Income Multi-Manager Fund Class F	10.6	9.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	8.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.3	8.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
Fidelity Series Commodity Strategy Fund Class F	1.6	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
	98.7	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.9%
International Equity Funds	27.7%
Bond Funds	15.4%

Six months ago
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2030 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,244	$28,054
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,208	288,803
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,510	242,295
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,446	145,487
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,184	288,520
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,005,250)		993,159

International Equity Funds - 27.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,457	163,925
Strategic Advisers International Multi-Manager Fund Class F (b)	27,818	320,463
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $483,701)		484,388

Bond Funds - 15.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,102	11,422
Fidelity Series Floating Rate High Income Fund Class F (b)	463	4,358
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,031	10,391
Fidelity Series Real Estate Income Fund Class F (b)	752	8,435
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	18,316	185,354
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,885	48,361
TOTAL BOND FUNDS
(Cost $263,817)		268,321

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	558	558
Fidelity Series Short-Term Credit Fund Class F (b)	30	300
TOTAL SHORT-TERM FUNDS
(Cost $857)		858
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,753,625)		1,746,726
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$1,746,569

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$479	$137	$58	$--	$558
Fidelity Series Commodity Strategy Fund Class F	18,828	14,321	6,660	--	28,054
Fidelity Series Emerging Markets Debt Fund Class F	9,206	2,292	987	290	11,422
Fidelity Series Floating Rate High Income Fund Class F	3,660	925	411	91	4,358
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578	3,704	1,072	10	10,391
Fidelity Series Real Estate Income Fund Class F	7,102	2,099	988	210	8,435
Fidelity Series Short-Term Credit Fund Class F	255	90	46	2	300
Strategic Advisers Core Income Multi-Manager Fund Class F	141,028	57,116	16,854	1,875	185,354
Strategic Advisers Core Multi-Manager Fund Class F	253,389	68,322	34,230	937	288,803
Strategic Advisers Emerging Markets Fund of Funds Class F	129,851	32,064	14,473	--	163,925
Strategic Advisers Growth Multi-Manager Fund Class F	211,438	58,821	29,819	707	242,295
Strategic Advisers Income Opportunities Fund of Funds Class F	43,810	6,259	4,702	1,280	48,361
Strategic Advisers International Multi-Manager Fund Class F	264,490	75,285	34,636	--	320,463
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	126,904	25,683	19,844	--	145,487
Strategic Advisers Value Multi-Manager Fund Class F	253,127	62,625	33,368	1,983	288,520
Total	$1,471,145	$409,743	$198,148	$7,385	$1,746,726

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,753,625) — See accompanying schedule		$1,746,726
Receivable for investments sold		3,995
Receivable for fund shares sold		4,438
Receivable from investment adviser for expense reductions		23
Total assets		1,755,182
Liabilities
Payable for investments purchased	$8,432
Distribution and service plan fees payable	22
Other affiliated payables	159
Total liabilities		8,613
Net Assets		$1,746,569
Net Assets consist of:
Paid in capital		$1,751,683
Undistributed net investment income		6,235
Accumulated undistributed net realized gain (loss) on investments		(4,450)
Net unrealized appreciation (depreciation) on investments		(6,899)
Net Assets		$1,746,569
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,529,558 ÷ 141,989 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($108,890 ÷ 10,111 shares)		$10.77
Class N:
Net Asset Value, offering price and redemption price per share ($108,121 ÷ 10,055 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,385
Expenses
Transfer agent fees	$917
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,051
Expense reductions	(121)	930
Net investment income (loss)		6,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(9,583)
Capital gain distributions from underlying funds	34,963
Total net realized gain (loss)		25,380
Change in net unrealized appreciation (depreciation) on underlying funds		73,570
Net gain (loss)		98,950
Net increase (decrease) in net assets resulting from operations		$105,405

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,455	$15,279
Net realized gain (loss)	25,380	9,998
Change in net unrealized appreciation (depreciation)	73,570	(59,522)
Net increase (decrease) in net assets resulting from operations	105,405	(34,245)
Distributions to shareholders from net investment income	(1,210)	(14,250)
Distributions to shareholders from net realized gain	–	(83,657)
Total distributions	(1,210)	(97,907)
Share transactions - net increase (decrease)	171,357	179,577
Total increase (decrease) in net assets	275,552	47,425
Net Assets
Beginning of period	1,471,017	1,423,592
End of period	$1,746,569	$1,471,017
Other Information
Undistributed net investment income end of period	$6,235	$990

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.11	.15	.19	.06
Net realized and unrealized gain (loss)	.65	(.52)	.59	1.14	.44
Total from investment operations	.69	(.41)	.74	1.33	.50
Distributions from net investment income	(.01)	(.12)	(.16)	(.14)	–
Distributions from net realized gain	–	(.68)	(.79)	(.17)	–
Total distributions	(.01)	(.81)C	(.95)	(.31)	–
Net asset value, end of period	$10.77	$10.09	$11.31	$11.52	$10.50
Total ReturnD,E	6.83%	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.11%	.13%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.09%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.09%H
Net investment income (loss)	.81%H	1.08%	1.34%	1.74%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,530	$1,257	$1,201	$801	$105
Portfolio turnover rateF	25%H	54%	27%	63%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.04	.11	.15	.08
Net realized and unrealized gain (loss)	.65	(.52)	.60	.40
Total from investment operations	.69	(.41)	.75	.48
Distributions from net investment income	(.01)	(.12)	(.16)	(.08)
Distributions from net realized gain	–	(.68)	(.79)	(.11)
Total distributions	(.01)	(.81)C	(.95)	(.19)
Net asset value, end of period	$10.77	$10.09	$11.31	$11.51
Total ReturnD,E	6.83%	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.11%	.11%H
Expenses net of fee waivers, if any	.09%H	.10%	.10%	.10%H
Expenses net of all reductions	.09%H	.10%	.10%	.10%H
Net investment income (loss)	.82%H	1.08%	1.34%	2.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$111	$104
Portfolio turnover rateF	25%H	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.03	.09	.13	.07
Net realized and unrealized gain (loss)	.64	(.53)	.58	.41
Total from investment operations	.67	(.44)	.71	.48
Distributions from net investment income	–C	(.10)	(.13)	(.08)
Distributions from net realized gain	–	(.68)	(.79)	(.11)
Total distributions	–C	(.78)	(.92)	(.19)
Net asset value, end of period	$10.75	$10.08	$11.30	$11.51
Total ReturnD,E	6.68%	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%	.36%	.37%H
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%H
Expenses net of all reductions	.34%H	.35%	.35%	.35%H
Net investment income (loss)	.57%H	.83%	1.09%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	25%H	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.1
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2035 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,939	$31,772
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,300	349,551
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,412	293,368
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,271	176,056
Strategic Advisers Value Multi-Manager Fund Class F (b)	25,650	349,352
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,223,360)		1,200,099

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,973	187,548
Strategic Advisers International Multi-Manager Fund Class F (b)	33,714	388,378
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $569,967)		575,926

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,198	12,410
Fidelity Series Floating Rate High Income Fund Class F (b)	497	4,681
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,106	11,151
Fidelity Series Real Estate Income Fund Class F (b)	816	9,159
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	900	9,112
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,349	52,954
TOTAL BOND FUNDS
(Cost $98,984)		99,467

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	598	598
Fidelity Series Short-Term Credit Fund Class F (b)	32	323
TOTAL SHORT-TERM FUNDS
(Cost $920)		921
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,893,231)		1,876,413
NET OTHER ASSETS (LIABILITIES) - 0.0%		(164)
NET ASSETS - 100%		$1,876,249

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$574	$136	$111	$--	$598
Fidelity Series Commodity Strategy Fund Class F	23,073	11,840	4,980	--	31,772
Fidelity Series Emerging Markets Debt Fund Class F	11,299	2,129	2,040	328	12,410
Fidelity Series Floating Rate High Income Fund Class F	4,467	851	850	101	4,681
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,257	3,698	2,001	11	11,151
Fidelity Series Real Estate Income Fund Class F	8,740	1,984	1,828	230	9,159
Fidelity Series Short-Term Credit Fund Class F	287	108	73	2	323
Strategic Advisers Core Income Multi-Manager Fund Class F	8,995	3,222	3,338	102	9,112
Strategic Advisers Core Multi-Manager Fund Class F	343,740	70,059	67,266	1,084	349,551
Strategic Advisers Emerging Markets Fund of Funds Class F	168,959	32,634	32,211	--	187,548
Strategic Advisers Growth Multi-Manager Fund Class F	286,826	60,653	56,948	818	293,368
Strategic Advisers Income Opportunities Fund of Funds Class F	52,943	6,615	10,002	1,465	52,954
Strategic Advisers International Multi-Manager Fund Class F	361,510	81,299	72,152	--	388,378
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	172,149	24,182	36,071	--	176,056
Strategic Advisers Value Multi-Manager Fund Class F	343,389	62,367	64,935	2,293	349,352
Total	$1,796,208	$361,777	$354,806	$6,434	$1,876,413

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,893,231) — See accompanying schedule		$1,876,413
Receivable for investments sold		2,010
Receivable for fund shares sold		12,362
Receivable from investment adviser for expense reductions		77
Total assets		1,890,862
Liabilities
Payable for investments purchased	$14,371
Distribution and service plan fees payable	22
Other affiliated payables	220
Total liabilities		14,613
Net Assets		$1,876,249
Net Assets consist of:
Paid in capital		$1,885,231
Undistributed net investment income		5,472
Accumulated undistributed net realized gain (loss) on investments		2,364
Net unrealized appreciation (depreciation) on investments		(16,818)
Net Assets		$1,876,249
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($1,659,137 ÷ 150,503 shares)		$11.02
Class L:
Net Asset Value, offering price and redemption price per share ($108,939 ÷ 9,880 shares)		$11.03
Class N:
Net Asset Value, offering price and redemption price per share ($108,173 ÷ 9,829 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,434
Expenses
Transfer agent fees	$1,320
Distribution and service plan fees	131
Independent trustees' fees and expenses	4
Total expenses before reductions	1,455
Expense reductions	(426)	1,029
Net investment income (loss)		5,405
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(22,426)
Capital gain distributions from underlying funds	40,431
Total net realized gain (loss)		18,005
Change in net unrealized appreciation (depreciation) on underlying funds		95,658
Net gain (loss)		113,663
Net increase (decrease) in net assets resulting from operations		$119,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,405	$14,634
Net realized gain (loss)	18,005	42,042
Change in net unrealized appreciation (depreciation)	95,658	(101,836)
Net increase (decrease) in net assets resulting from operations	119,068	(45,160)
Distributions to shareholders from net investment income	(476)	(14,091)
Distributions to shareholders from net realized gain	(22,028)	(77,195)
Total distributions	(22,504)	(91,286)
Share transactions - net increase (decrease)	(16,373)	736,362
Total increase (decrease) in net assets	80,191	599,916
Net Assets
Beginning of period	1,796,058	1,196,142
End of period	$1,876,249	$1,796,058
Other Information
Undistributed net investment income end of period	$5,472	$543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.15	.05
Net realized and unrealized gain (loss)	.70	(.59)	.64	1.36	.51
Total from investment operations	.73	(.48)	.79	1.51	.56
Distributions from net investment income	–C	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.13)	(.64)	(.75)	(.18)	–
Total distributions	(.13)	(.75)D	(.89)E	(.32)	–
Net asset value, end of period	$11.02	$10.42	$11.65	$11.75	$10.56
Total ReturnF,G	7.14%	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.15%J	.16%	.18%	.17%	.20%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%J
Net investment income (loss)	.61%J	1.07%	1.25%	1.36%	1.84%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,659	$1,583	$973	$412	$127
Portfolio turnover rateI	39%J	18%	11%	32%	1%K

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 E Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.08
Net realized and unrealized gain (loss)	.70	(.59)	.64	.43
Total from investment operations	.73	(.47)	.79	.51
Distributions from net investment income	–C	(.10)	(.14)	(.09)
Distributions from net realized gain	(.13)	(.64)	(.75)	(.14)
Total distributions	(.13)	(.75)D	(.89)	(.23)
Net asset value, end of period	$11.03	$10.43	$11.65	$11.75
Total ReturnE,F	7.14%	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.12%	.12%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%I
Net investment income (loss)	.62%I	1.07%	1.25%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateH	39%I	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.07
Net realized and unrealized gain (loss)	.71	(.60)	.63	.44
Total from investment operations	.73	(.51)	.75	.51
Distributions from net investment income	–	(.08)	(.11)	(.09)
Distributions from net realized gain	(.13)	(.64)	(.75)	(.14)
Total distributions	(.13)	(.72)	(.86)	(.23)
Net asset value, end of period	$11.01	$10.41	$11.64	$11.75
Total ReturnC,D	6.99%	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%G
Net investment income (loss)	.37%G	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	39%G	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.0
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	15.9
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.8
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2040 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,200	$17,120
Strategic Advisers Core Multi-Manager Fund Class F (b)	15,738	187,760
Strategic Advisers Growth Multi-Manager Fund Class F (b)	12,047	157,700
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,747	94,638
Strategic Advisers Value Multi-Manager Fund Class F (b)	13,782	187,707
TOTAL DOMESTIC EQUITY FUNDS
(Cost $667,601)		644,925

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,740	100,846
Strategic Advisers International Multi-Manager Fund Class F (b)	18,112	208,645
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $311,419)		309,491

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	653	6,763
Fidelity Series Floating Rate High Income Fund Class F (b)	267	2,518
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	594	5,989
Fidelity Series Real Estate Income Fund Class F (b)	442	4,965
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	488	4,943
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,835	28,065
TOTAL BOND FUNDS
(Cost $53,786)		53,243

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	322	322
Fidelity Series Short-Term Credit Fund Class F (b)	17	172
TOTAL SHORT-TERM FUNDS
(Cost $494)		494
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,033,300)		1,008,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101)
NET ASSETS - 100%		$1,008,052

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$301	$93	$72	$--	$322
Fidelity Series Commodity Strategy Fund Class F	12,113	6,998	2,945	--	17,120
Fidelity Series Emerging Markets Debt Fund Class F	6,035	1,529	1,342	176	6,763
Fidelity Series Floating Rate High Income Fund Class F	2,346	617	559	54	2,518
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913	2,391	1,414	6	5,989
Fidelity Series Real Estate Income Fund Class F	4,636	1,377	1,179	124	4,965
Fidelity Series Short-Term Credit Fund Class F	151	69	48	1	172
Strategic Advisers Core Income Multi-Manager Fund Class F	4,724	1,969	1,866	54	4,943
Strategic Advisers Core Multi-Manager Fund Class F	179,585	52,420	45,239	593	187,760
Strategic Advisers Emerging Markets Fund of Funds Class F	88,703	23,966	21,325	--	100,846
Strategic Advisers Growth Multi-Manager Fund Class F	149,643	44,688	37,787	447	157,700
Strategic Advisers Income Opportunities Fund of Funds Class F	27,408	5,168	6,259	758	28,065
Strategic Advisers International Multi-Manager Fund Class F	190,064	57,231	48,487	--	208,645
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	92,320	19,500	25,344	--	94,638
Strategic Advisers Value Multi-Manager Fund Class F	180,338	46,525	43,223	1,253	187,707
Total	$943,280	$264,541	$237,089	$3,466	$1,008,153

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,033,300) — See accompanying schedule		$1,008,153
Receivable for investments sold		30,345
Receivable for fund shares sold		12,156
Receivable from investment adviser for expense reductions		84
Total assets		1,050,738
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	1,891
Payable for fund shares redeemed	40,612
Distribution and service plan fees payable	22
Other affiliated payables	160
Total liabilities		42,686
Net Assets		$1,008,052
Net Assets consist of:
Paid in capital		$1,033,521
Undistributed net investment income		2,858
Accumulated undistributed net realized gain (loss) on investments		(3,180)
Net unrealized appreciation (depreciation) on investments		(25,147)
Net Assets		$1,008,052
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($790,936 ÷ 72,214 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($108,941 ÷ 9,946 shares)		$10.95
Class N:
Net Asset Value, offering price and redemption price per share ($108,175 ÷ 9,896 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,466
Expenses
Transfer agent fees	$932
Distribution and service plan fees	131
Independent trustees' fees and expenses	2
Total expenses before reductions	1,065
Expense reductions	(457)	608
Net investment income (loss)		2,858
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(11,676)
Capital gain distributions from underlying funds	22,107
Total net realized gain (loss)		10,431
Change in net unrealized appreciation (depreciation) on underlying funds		49,095
Net gain (loss)		59,526
Net increase (decrease) in net assets resulting from operations		$62,384

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,858	$8,704
Net realized gain (loss)	10,431	24,573
Change in net unrealized appreciation (depreciation)	49,095	(70,157)
Net increase (decrease) in net assets resulting from operations	62,384	(36,880)
Distributions to shareholders from net investment income	–	(8,470)
Distributions to shareholders from net realized gain	(13,224)	(52,618)
Total distributions	(13,224)	(61,088)
Share transactions - net increase (decrease)	15,706	273,688
Total increase (decrease) in net assets	64,866	175,720
Net Assets
Beginning of period	943,186	767,466
End of period	$1,008,052	$943,186
Other Information
Undistributed net investment income end of period	$2,858	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.15	.06
Net realized and unrealized gain (loss)	.70	(.58)	.63	1.39	.51
Total from investment operations	.73	(.47)	.78	1.54	.57
Distributions from net investment income	–	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.15)	(.71)	(.77)	(.17)	–
Total distributions	(.15)	(.81)	(.93)C	(.31)	–
Net asset value, end of period	$10.95	$10.37	$11.65	$11.80	$10.57
Total ReturnD,E	7.11%	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%H	.21%	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.06%	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$791	$730	$544	$307	$106
Portfolio turnover rateG	49%H	18%	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.07
Net realized and unrealized gain (loss)	.70	(.58)	.63	.44
Total from investment operations	.73	(.47)	.78	.51
Distributions from net investment income	–	(.10)	(.15)	(.09)
Distributions from net realized gain	(.15)	(.71)	(.77)	(.13)
Total distributions	(.15)	(.81)	(.92)	(.21)C
Net asset value, end of period	$10.95	$10.37	$11.65	$11.79
Total ReturnD,E	7.11%	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.11%	.13%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.06%	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateG	49%H	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.07
Net realized and unrealized gain (loss)	.70	(.59)	.62	.44
Total from investment operations	.72	(.50)	.74	.51
Distributions from net investment income	–	(.08)	(.12)	(.09)
Distributions from net realized gain	(.15)	(.70)	(.77)	(.13)
Total distributions	(.15)	(.78)	(.89)	(.21)C
Net asset value, end of period	$10.93	$10.36	$11.64	$11.79
Total ReturnD,E	7.02%	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%H
Net investment income (loss)	.38%H	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateG	49%H	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2045 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,599	$29,956
Strategic Advisers Core Multi-Manager Fund Class F (b)	27,362	326,424
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,927	273,931
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,195	164,405
Strategic Advisers Value Multi-Manager Fund Class F (b)	23,951	326,217
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,157,224)		1,120,933

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,683	175,437
Strategic Advisers International Multi-Manager Fund Class F (b)	31,499	362,874
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $540,972)		538,311

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,125	11,658
Fidelity Series Floating Rate High Income Fund Class F (b)	464	4,367
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,047	10,549
Fidelity Series Real Estate Income Fund Class F (b)	767	8,602
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	868	8,785
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,924	48,749
TOTAL BOND FUNDS
(Cost $92,953)		92,710

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	571	571
Fidelity Series Short-Term Credit Fund Class F (b)	31	308
TOTAL SHORT-TERM FUNDS
(Cost $877)		879
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,792,026)		1,752,833
NET OTHER ASSETS (LIABILITIES) - 0.0%		(155)
NET ASSETS - 100%		$1,752,678

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$471	$170	$70	$--	$571
Fidelity Series Commodity Strategy Fund Class F	18,893	13,012	3,524	--	29,956
Fidelity Series Emerging Markets Debt Fund Class F	9,450	2,667	1,354	291	11,658
Fidelity Series Floating Rate High Income Fund Class F	3,669	1,079	564	89	4,367
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,681	4,067	1,370	10	10,549
Fidelity Series Real Estate Income Fund Class F	7,270	2,388	1,276	207	8,602
Fidelity Series Short-Term Credit Fund Class F	237	116	46	1	308
Strategic Advisers Core Income Multi-Manager Fund Class F	7,386	3,868	2,666	89	8,785
Strategic Advisers Core Multi-Manager Fund Class F	282,279	91,304	49,306	973	326,424
Strategic Advisers Emerging Markets Fund of Funds Class F	138,627	39,623	19,372	--	175,437
Strategic Advisers Growth Multi-Manager Fund Class F	235,538	78,026	41,998	735	273,931
Strategic Advisers Income Opportunities Fund of Funds Class F	42,627	9,541	6,263	1,236	48,749
Strategic Advisers International Multi-Manager Fund Class F	297,517	92,660	44,311	--	362,874
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	141,368	35,637	26,491	--	164,405
Strategic Advisers Value Multi-Manager Fund Class F	281,995	83,409	46,363	2,063	326,217
Total	$1,475,008	$457,567	$244,974	$5,694	$1,752,833

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,792,026) — See accompanying schedule		$1,752,833
Receivable for investments sold		1,392
Receivable for fund shares sold		13,384
Receivable from investment adviser for expense reductions		116
Total assets		1,767,725
Liabilities
Payable for investments purchased	$14,781
Distribution and service plan fees payable	22
Other affiliated payables	244
Total liabilities		15,047
Net Assets		$1,752,678
Net Assets consist of:
Paid in capital		$1,786,690
Undistributed net investment income		4,772
Accumulated undistributed net realized gain (loss) on investments		409
Net unrealized appreciation (depreciation) on investments		(39,193)
Net Assets		$1,752,678
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($1,535,600 ÷ 137,509 shares)		$11.17
Class L:
Net Asset Value, offering price and redemption price per share ($108,920 ÷ 9,752 shares)		$11.17
Class N:
Net Asset Value, offering price and redemption price per share ($108,158 ÷ 9,700 shares)		$11.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,694
Expenses
Transfer agent fees	$1,421
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,555
Expense reductions	(633)	922
Net investment income (loss)		4,772
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	312
Capital gain distributions from underlying funds	36,340
Total net realized gain (loss)		36,652
Change in net unrealized appreciation (depreciation) on underlying funds		64,919
Net gain (loss)		101,571
Net increase (decrease) in net assets resulting from operations		$106,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,772	$14,454
Net realized gain (loss)	36,652	18,047
Change in net unrealized appreciation (depreciation)	64,919	(93,334)
Net increase (decrease) in net assets resulting from operations	106,343	(60,833)
Distributions to shareholders from net investment income	–	(14,640)
Distributions to shareholders from net realized gain	(18,309)	(69,085)
Total distributions	(18,309)	(83,725)
Share transactions - net increase (decrease)	189,780	452,162
Total increase (decrease) in net assets	277,814	307,604
Net Assets
Beginning of period	1,474,864	1,167,260
End of period	$1,752,678	$1,474,864
Other Information
Undistributed net investment income end of period	$4,772	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.15	.06
Net realized and unrealized gain (loss)	.72	(.61)	.64	1.42	.53
Total from investment operations	.75	(.49)	.79	1.57	.59
Distributions from net investment income	–	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.13)	(.59)	(.74)	(.19)	–
Total distributions	(.13)	(.69)C	(.89)	(.33)D	–
Net asset value, end of period	$11.17	$10.55	$11.73	$11.83	$10.59
Total ReturnE,F	7.20%	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.19%I	.20%	.25%	.25%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%I
Net investment income (loss)	.62%I	1.09%	1.23%	1.34%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,536	$1,262	$944	$331	$106
Portfolio turnover rateG	31%I	23%	16%	38%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.07
Net realized and unrealized gain (loss)	.71	(.60)	.63	.45
Total from investment operations	.74	(.48)	.78	.52
Distributions from net investment income	–	(.11)	(.14)	(.09)
Distributions from net realized gain	(.13)	(.59)	(.74)	(.14)
Total distributions	(.13)	(.69)C	(.88)	(.23)
Net asset value, end of period	$11.17	$10.56	$11.73	$11.83
Total ReturnD,E	7.10%	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.62%H	1.09%	1.23%	1.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateF	31%H	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.06
Net realized and unrealized gain (loss)	.71	(.60)	.65	.45
Total from investment operations	.73	(.51)	.77	.51
Distributions from net investment income	–	(.08)	(.12)	(.09)
Distributions from net realized gain	(.13)	(.58)	(.74)	(.14)
Total distributions	(.13)	(.67)C	(.86)	(.23)
Net asset value, end of period	$11.15	$10.55	$11.73	$11.82
Total ReturnD,E	6.98%	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.37%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%H
Net investment income (loss)	.37%H	.84%	.98%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	31%H	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2050 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,538	$24,278
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,383	267,023
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,135	224,295
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,445	134,653
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,601	266,972
TOTAL DOMESTIC EQUITY FUNDS
(Cost $941,210)		917,221

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,280	143,477
Strategic Advisers International Multi-Manager Fund Class F (b)	25,757	296,717
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $439,904)		440,194

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	922	9,554
Fidelity Series Floating Rate High Income Fund Class F (b)	379	3,572
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	845	8,520
Fidelity Series Real Estate Income Fund Class F (b)	626	7,019
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	688	6,960
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,038	39,975
TOTAL BOND FUNDS
(Cost $76,221)		75,600

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	456	456
Fidelity Series Short-Term Credit Fund Class F (b)	25	248
TOTAL SHORT-TERM FUNDS
(Cost $702)		704
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,458,037)		1,433,719
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131)
NET ASSETS - 100%		$1,433,588

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$431	$123	$98	$--	$456
Fidelity Series Commodity Strategy Fund Class F	17,336	9,337	3,709	--	24,278
Fidelity Series Emerging Markets Debt Fund Class F	8,585	1,959	1,767	253	9,554
Fidelity Series Floating Rate High Income Fund Class F	3,358	788	736	77	3,572
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,986	3,250	1,865	9	8,520
Fidelity Series Real Estate Income Fund Class F	6,605	1,789	1,568	179	7,019
Fidelity Series Short-Term Credit Fund Class F	219	88	61	1	248
Strategic Advisers Core Income Multi-Manager Fund Class F	6,761	2,554	2,527	78	6,960
Strategic Advisers Core Multi-Manager Fund Class F	258,069	66,323	59,102	871	267,023
Strategic Advisers Emerging Markets Fund of Funds Class F	126,946	30,439	28,167	--	143,477
Strategic Advisers Growth Multi-Manager Fund Class F	215,609	56,205	49,508	657	224,295
Strategic Advisers Income Opportunities Fund of Funds Class F	39,163	6,607	8,348	1,099	39,975
Strategic Advisers International Multi-Manager Fund Class F	272,269	74,504	64,295	--	296,717
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	129,729	23,762	31,102	--	134,653
Strategic Advisers Value Multi-Manager Fund Class F	258,133	58,832	56,186	1,845	266,972
Total	$1,350,199	$336,560	$309,039	$5,069	$1,433,719

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,458,037) — See accompanying schedule		$1,433,719
Receivable for investments sold		49,658
Receivable for fund shares sold		16,028
Receivable from investment adviser for expense reductions		111
Total assets		1,499,516
Liabilities
Payable for investments purchased	$2,441
Payable for fund shares redeemed	63,245
Distribution and service plan fees payable	22
Other affiliated payables	220
Total liabilities		65,928
Net Assets		$1,433,588
Net Assets consist of:
Paid in capital		$1,454,386
Undistributed net investment income		4,199
Accumulated undistributed net realized gain (loss) on investments		(679)
Net unrealized appreciation (depreciation) on investments		(24,318)
Net Assets		$1,433,588
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,216,540 ÷ 111,108 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($108,907 ÷ 9,944 shares)		$10.95
Class N:
Net Asset Value, offering price and redemption price per share ($108,141 ÷ 9,892 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,069
Expenses
Transfer agent fees	$1,288
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,422
Expense reductions	(601)	821
Net investment income (loss)		4,248
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(13,599)
Capital gain distributions from underlying funds	32,510
Total net realized gain (loss)		18,911
Change in net unrealized appreciation (depreciation) on underlying funds		69,596
Net gain (loss)		88,507
Net increase (decrease) in net assets resulting from operations		$92,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,248	$12,305
Net realized gain (loss)	18,911	31,574
Change in net unrealized appreciation (depreciation)	69,596	(85,853)
Net increase (decrease) in net assets resulting from operations	92,755	(41,974)
Distributions to shareholders from net investment income	(336)	(12,018)
Distributions to shareholders from net realized gain	(18,095)	(76,953)
Total distributions	(18,431)	(88,971)
Share transactions - net increase (decrease)	9,185	302,445
Total increase (decrease) in net assets	83,509	171,500
Net Assets
Beginning of period	1,350,079	1,178,579
End of period	$1,433,588	$1,350,079
Other Information
Undistributed net investment income end of period	$4,199	$287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.16	.06
Net realized and unrealized gain (loss)	.70	(.58)	.63	1.43	.54
Total from investment operations	.73	(.47)	.78	1.59	.60
Distributions from net investment income	–C	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.15)	(.72)	(.81)	(.19)	–
Total distributions	(.15)	(.83)	(.96)D	(.34)	–
Net asset value, end of period	$10.95	$10.37	$11.67	$11.85	$10.60
Total ReturnE,F	7.13%	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.22%	.20%	.20%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%I
Net investment income (loss)	.64%I	1.06%	1.28%	1.38%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,217	$1,137	$956	$611	$106
Portfolio turnover rateG	45%I	31%	15%	21%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.07
Net realized and unrealized gain (loss)	.70	(.58)	.63	.45
Total from investment operations	.73	(.47)	.78	.52
Distributions from net investment income	–C	(.11)	(.16)	(.09)
Distributions from net realized gain	(.15)	(.72)	(.81)	(.15)
Total distributions	(.15)	(.83)	(.96)D	(.23)E
Net asset value, end of period	$10.95	$10.37	$11.67	$11.85
Total ReturnF,G	7.12%	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.11%	.11%	.11%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.10%	.10%	.10%J
Net investment income (loss)	.63%J	1.05%	1.28%	1.99%J
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateH	45%J	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.06
Net realized and unrealized gain (loss)	.69	(.59)	.63	.45
Total from investment operations	.71	(.50)	.75	.51
Distributions from net investment income	–	(.09)	(.13)	(.08)
Distributions from net realized gain	(.14)	(.71)	(.81)	(.15)
Total distributions	(.14)	(.80)	(.93)C	(.23)
Net asset value, end of period	$10.93	$10.36	$11.66	$11.84
Total ReturnD,E	6.99%	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%H
Net investment income (loss)	.38%H	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	45%H	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.6	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.7	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2055 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,590	$24,556
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,702	270,830
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,368	227,348
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,611	136,447
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,872	270,656
TOTAL DOMESTIC EQUITY FUNDS
(Cost $962,197)		929,837

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,466	145,223
Strategic Advisers International Multi-Manager Fund Class F (b)	26,124	300,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $448,854)		446,175

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	942	9,762
Fidelity Series Floating Rate High Income Fund Class F (b)	385	3,627
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	857	8,639
Fidelity Series Real Estate Income Fund Class F (b)	635	7,129
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	691	6,991
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,173	41,313
TOTAL BOND FUNDS
(Cost $78,255)		77,461

Short-Term Funds - 0.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	465	465
Fidelity Series Short-Term Credit Fund Class F (b)	25	249
TOTAL SHORT-TERM FUNDS
(Cost $713)		714
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,490,019)		1,454,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(136)
NET ASSETS - 100%		$1,454,051

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$439	$128	$103	$--	$465
Fidelity Series Commodity Strategy Fund Class F	17,731	9,389	3,869	--	24,556
Fidelity Series Emerging Markets Debt Fund Class F	8,817	2,102	1,930	252	9,762
Fidelity Series Floating Rate High Income Fund Class F	3,424	847	805	76	3,627
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,044	3,297	1,850	8	8,639
Fidelity Series Real Estate Income Fund Class F	6,737	1,898	1,695	176	7,129
Fidelity Series Short-Term Credit Fund Class F	211	106	69	1	249
Strategic Advisers Core Income Multi-Manager Fund Class F	6,894	2,536	2,609	76	6,991
Strategic Advisers Core Multi-Manager Fund Class F	263,072	70,116	64,019	846	270,830
Strategic Advisers Emerging Markets Fund of Funds Class F	129,496	32,151	30,266	--	145,223
Strategic Advisers Growth Multi-Manager Fund Class F	219,840	59,672	54,091	638	227,348
Strategic Advisers Income Opportunities Fund of Funds Class F	39,820	8,287	9,326	1,097	41,313
Strategic Advisers International Multi-Manager Fund Class F	277,647	79,082	69,619	--	300,952
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	132,336	26,082	33,791	--	136,447
Strategic Advisers Value Multi-Manager Fund Class F	263,199	63,221	61,654	1,793	270,656
Total	$1,376,707	$358,914	$335,696	$4,963	$1,454,187

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,490,019) — See accompanying schedule		$1,454,187
Receivable for investments sold		48,778
Receivable for fund shares sold		16,903
Receivable from investment adviser for expense reductions		146
Total assets		1,520,014
Liabilities
Payable for investments purchased	$2,624
Payable for fund shares redeemed	63,063
Distribution and service plan fees payable	22
Other affiliated payables	254
Total liabilities		65,963
Net Assets		$1,454,051
Net Assets consist of:
Paid in capital		$1,488,856
Undistributed net investment income		4,151
Accumulated undistributed net realized gain (loss) on investments		(3,124)
Net unrealized appreciation (depreciation) on investments		(35,832)
Net Assets		$1,454,051
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,237,043 ÷ 110,895 shares)		$11.16
Class L:
Net Asset Value, offering price and redemption price per share ($108,885 ÷ 9,759 shares)		$11.16
Class N:
Net Asset Value, offering price and redemption price per share ($108,123 ÷ 9,715 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,963
Expenses
Transfer agent fees	$1,497
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,631
Expense reductions	(819)	812
Net investment income (loss)		4,151
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(23,011)
Capital gain distributions from underlying funds	31,584
Total net realized gain (loss)		8,573
Change in net unrealized appreciation (depreciation) on underlying funds		77,270
Net gain (loss)		85,843
Net increase (decrease) in net assets resulting from operations		$89,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,151	$12,241
Net realized gain (loss)	8,573	38,291
Change in net unrealized appreciation (depreciation)	77,270	(97,832)
Net increase (decrease) in net assets resulting from operations	89,994	(47,300)
Distributions to shareholders from net investment income	–	(11,755)
Distributions to shareholders from net realized gain	(18,897)	(69,001)
Total distributions	(18,897)	(80,756)
Share transactions - net increase (decrease)	6,374	425,655
Total increase (decrease) in net assets	77,471	297,599
Net Assets
Beginning of period	1,376,580	1,078,981
End of period	$1,454,051	$1,376,580
Other Information
Undistributed net investment income end of period	$4,151	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.15	.06
Net realized and unrealized gain (loss)	.72	(.59)	.64	1.50	.56
Total from investment operations	.75	(.48)	.79	1.65	.62
Distributions from net investment income	–	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.16)	(.68)	(.75)	(.18)	–
Total distributions	(.16)	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$11.16	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	7.17%	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,237	$1,164	$856	$357	$106
Portfolio turnover rateG	49%H	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.07
Net realized and unrealized gain (loss)	.72	(.60)	.64	.46
Total from investment operations	.75	(.48)	.79	.53
Distributions from net investment income	–	(.10)	(.15)	(.08)
Distributions from net realized gain	(.16)	(.68)	(.75)	(.14)
Total distributions	(.16)	(.79)C	(.90)	(.22)
Net asset value, end of period	$11.16	$10.57	$11.84	$11.95
Total ReturnD,E	7.17%	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.11%	.12%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.05%	1.26%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateG	49%H	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.06
Net realized and unrealized gain (loss)	.71	(.59)	.64	.45
Total from investment operations	.73	(.50)	.76	.51
Distributions from net investment income	–	(.08)	(.12)	(.08)
Distributions from net realized gain	(.16)	(.68)	(.75)	(.14)
Total distributions	(.16)	(.77)C	(.87)	(.21)D
Net asset value, end of period	$11.13	$10.56	$11.83	$11.94
Total ReturnE,F	6.99%	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.36%	.37%	.38%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%	.35%I
Net investment income (loss)	.38%I	.80%	1.01%	1.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateH	49%I	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.1
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.6	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.7	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2060 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,705	$9,121
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,334	99,427
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,376	83,466
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,629	50,084
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,296	99,373
TOTAL DOMESTIC EQUITY FUNDS
(Cost $351,071)		341,471

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,673	53,268
Strategic Advisers International Multi-Manager Fund Class F (b)	9,594	110,522
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $166,031)		163,790

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	340	3,520
Fidelity Series Floating Rate High Income Fund Class F (b)	141	1,329
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	318	3,208
Fidelity Series Real Estate Income Fund Class F (b)	233	2,610
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	264	2,670
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,532	15,163
TOTAL BOND FUNDS
(Cost $28,756)		28,500

Short-Term Funds - 0.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	171	171
Fidelity Series Short-Term Credit Fund Class F (b)	9	91
TOTAL SHORT-TERM FUNDS
(Cost $262)		262
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $546,120)		534,023
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13)
NET ASSETS - 100%		$534,010

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$157	$36	$22	$--	$171
Fidelity Series Commodity Strategy Fund Class F	6,272	3,168	793	--	9,121
Fidelity Series Emerging Markets Debt Fund Class F	3,094	534	397	93	3,520
Fidelity Series Floating Rate High Income Fund Class F	1,221	213	166	29	1,329
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,541	1,030	418	3	3,208
Fidelity Series Real Estate Income Fund Class F	2,403	512	379	66	2,610
Fidelity Series Short-Term Credit Fund Class F	78	27	14	--	91
Strategic Advisers Core Income Multi-Manager Fund Class F	2,459	902	755	29	2,670
Strategic Advisers Core Multi-Manager Fund Class F	93,978	18,636	13,867	329	99,427
Strategic Advisers Emerging Markets Fund of Funds Class F	46,146	8,015	6,331	--	53,268
Strategic Advisers Growth Multi-Manager Fund Class F	78,419	16,278	11,986	247	83,466
Strategic Advisers Income Opportunities Fund of Funds Class F	14,594	1,945	2,370	428	15,163
Strategic Advisers International Multi-Manager Fund Class F	98,771	21,158	14,970	--	110,522
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	47,067	6,246	7,863	--	50,084
Strategic Advisers Value Multi-Manager Fund Class F	93,886	16,304	13,219	695	99,373
Total	$491,086	$95,004	$73,550	$1,919	$534,023

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $546,120) — See accompanying schedule		$534,023
Cash		66
Receivable for investments sold		13,987
Receivable for fund shares sold		4,268
Receivable from investment adviser for expense reductions		31
Total assets		552,375
Liabilities
Payable for investments purchased	$1,032
Payable for fund shares redeemed	17,243
Distribution and service plan fees payable	21
Other affiliated payables	69
Total liabilities		18,365
Net Assets		$534,010
Net Assets consist of:
Paid in capital		$537,040
Undistributed net investment income		1,539
Accumulated undistributed net realized gain (loss) on investments		7,528
Net unrealized appreciation (depreciation) on investments		(12,097)
Net Assets		$534,010
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($329,595 ÷ 33,795 shares)		$9.75
Class L:
Net Asset Value, offering price and redemption price per share ($102,484 ÷ 10,505 shares)		$9.76
Class N:
Net Asset Value, offering price and redemption price per share ($101,931 ÷ 10,473 shares)		$9.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,919
Expenses
Transfer agent fees	$423
Distribution and service plan fees	123
Independent trustees' fees and expenses	1
Total expenses before reductions	547
Expense reductions	(167)	380
Net investment income (loss)		1,539
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,050)
Capital gain distributions from underlying funds	12,246
Total net realized gain (loss)		9,196
Change in net unrealized appreciation (depreciation) on underlying funds		24,605
Net gain (loss)		33,801
Net increase (decrease) in net assets resulting from operations		$35,340

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,539	$4,003
Net realized gain (loss)	9,196	14,202
Change in net unrealized appreciation (depreciation)	24,605	(33,708)
Net increase (decrease) in net assets resulting from operations	35,340	(15,503)
Distributions to shareholders from net investment income	–	(3,886)
Distributions to shareholders from net realized gain	(6,755)	(22,886)
Total distributions	(6,755)	(26,772)
Share transactions - net increase (decrease)	14,419	185,709
Total increase (decrease) in net assets	43,004	143,434
Net Assets
Beginning of period	491,006	347,572
End of period	$534,010	$491,006
Other Information
Undistributed net investment income end of period	$1,539	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.08
Net realized and unrealized gain (loss)	.62	(.52)	.42
Total from investment operations	.65	(.42)	.50
Distributions from net investment income	–	(.09)	(.08)
Distributions from net realized gain	(.13)	(.60)	(.09)
Total distributions	(.13)	(.68)C	(.17)
Net asset value, end of period	$9.75	$9.23	$10.33
Total ReturnD,E	7.15%	(4.37)%	5.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H	.20%	.15%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%H
Net investment income (loss)	.65%H	1.07%	1.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$330	$290	$138
Portfolio turnover rateG	28%H	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.24	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.08
Net realized and unrealized gain (loss)	.62	(.52)	.43
Total from investment operations	.65	(.42)	.51
Distributions from net investment income	–	(.08)	(.08)
Distributions from net realized gain	(.13)	(.60)	(.09)
Total distributions	(.13)	(.68)	(.17)
Net asset value, end of period	$9.76	$9.24	$10.34
Total ReturnC,D	7.14%	(4.38)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.14%	.14%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.65%G	1.08%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$100	$105
Portfolio turnover rateF	28%G	8%	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.08	.06
Net realized and unrealized gain (loss)	.61	(.52)	.43
Total from investment operations	.63	(.44)	.49
Distributions from net investment income	–	(.07)	(.07)
Distributions from net realized gain	(.13)	(.60)	(.09)
Total distributions	(.13)	(.66)C	(.16)
Net asset value, end of period	$9.73	$9.23	$10.33
Total ReturnD,E	6.93%	(4.57)%	4.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.39%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.40%H	.82%	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$100	$105
Portfolio turnover rateG	28%H	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016

1. Organization.

Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds) (formerly Strategic Advisers Multi-Manager Target Date Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Multi-Manager Income Fund	$1,358,211	$24,161	$(20,440)	$3,721
Fidelity Multi-Manager 2005 Fund	338,470	7,848	(8,743)	(895)
Fidelity Multi-Manager 2010 Fund	695,403	16,144	(17,598)	(1,454)
Fidelity Multi-Manager 2015 Fund	1,619,775	24,957	(62,901)	(37,944)
Fidelity Multi-Manager 2020 Fund	4,152,037	65,573	(157,795)	(92,222)
Fidelity Multi-Manager 2025 Fund	2,134,462	43,572	(53,854)	(10,282)
Fidelity Multi-Manager 2030 Fund	1,768,899	48,010	(70,183)	(22,173)
Fidelity Multi-Manager 2035 Fund	1,922,585	48,362	(94,534)	(46,172)
Fidelity Multi-Manager 2040 Fund	1,043,078	19,730	(54,655)	(34,925)
Fidelity Multi-Manager 2045 Fund	1,827,247	23,766	(98,180)	(74,414)
Fidelity Multi-Manager 2050 Fund	1,481,440	26,412	(74,133)	(47,721)
Fidelity Multi-Manager 2055 Fund	1,503,070	28,378	(77,261)	(48,883)
Fidelity Multi-Manager 2060 Fund	548,374	8,917	(23,268)	(14,351)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to March 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Multi-Manager Income Fund	$(5,515)
Fidelity Multi-Manager 2005 Fund	(1,356)
Fidelity Multi-Manager 2020 Fund	(6,580)
Fidelity Multi-Manager 2025 Fund	(475)
Fidelity Multi-Manager 2030 Fund	(11,853)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Multi-Manager Income Fund	476,497	178,588
Fidelity Multi-Manager 2005 Fund	19,775	37,190
Fidelity Multi-Manager 2010 Fund	171,948	283,031
Fidelity Multi-Manager 2015 Fund	151,894	335,611
Fidelity Multi-Manager 2020 Fund	748,808	1,232,395
Fidelity Multi-Manager 2025 Fund	593,132	444,271
Fidelity Multi-Manager 2030 Fund	409,743	198,148
Fidelity Multi-Manager 2035 Fund	361,777	354,806
Fidelity Multi-Manager 2040 Fund	264,541	237,089
Fidelity Multi-Manager 2045 Fund	457,567	244,974
Fidelity Multi-Manager 2050 Fund	336,560	309,039
Fidelity Multi-Manager 2055 Fund	358,914	335,696
Fidelity Multi-Manager 2060 Fund	95,004	73,550

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Multi-Manager Income Fund
Class N	.25%	$ 127	$ 127
Fidelity Multi-Manager 2005 Fund
Class N	.25%	$ 129	$ 129
Fidelity Multi-Manager 2010 Fund
Class N	.25%	$ 129	$ 129
Fidelity Multi-Manager 2015 Fund
Class N	.25%	$ 130	$ 130
Fidelity Multi-Manager 2020 Fund
Class N	.25%	$ 130	$ 130
Fidelity Multi-Manager 2025 Fund
Class N	.25%	$ 131	$ 130
Fidelity Multi-Manager 2030 Fund
Class N	.25%	$ 131	$ 131
Fidelity Multi-Manager 2035 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2040 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2045 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2050 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2055 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2060 Fund
Class N	.25%	$ 123	$ 123

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Multi-Manager Income Fund
Multi-Manager Income	$ 270.05
Class L	26.05
Class N	26.05
	$322
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	$ 43.07
Class L	44.08
Class N	43.08
	$130
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	$121.05
Class L	30.06
Class N	30.06
	$181
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	$521.08
Class L	42.08
Class N	42.08
	$605
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	$1,486.08
Class L	40.08
Class N	40.08
	$1,566
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	$917.11
Class L	44.08
Class N	44.08
	$1,005
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	$820.12
Class L	49.09
Class N	48.09
	$917
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	$1,218.15
Class L	51.10
Class N	51.10
	$1,320
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	$822.22
Class L	55.10
Class N	55.11
	$932
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	$1,317.19
Class L	52.10
Class N	52.10
	$1,421
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	$1,182.20
Class L	53.10
Class N	53.10
	$1,288
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	$1,392.24
Class L	53.10
Class N	52.10
	$1,497
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	$304.24
Class L	60.10
Class N	59.10
	$423

 (a) Annualized

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$73
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$121
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$426
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$451
Class L	.10%	3
Class N	.35%	3
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$633
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$601
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$819
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$146
Class L	.10%	11
Class N	.35%	10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$6,457	$15,176
Class L	639	1,685
Class N	514	1,438
Total	$7,610	$18,299
From net realized gain
Multi-Manager Income	$–	$17,414
Class L	–	1,957
Class N	–	1,949
Total	$–	$21,320
Fidelity Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$370	$2,539
Class L	294	1,625
Class N	222	1,352
Total	$886	$5,516
From net realized gain
Multi-Manager 2005	$–	$3,986
Class L	–	3,076
Class N	–	3,067
Total	$–	$10,129
Fidelity Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$1,244	$8,965
Class L	220	1,670
Class N	159	1,391
Total	$1,623	$12,026
From net realized gain
Multi-Manager 2010	$3,957	$19,386
Class L	699	3,731
Class N	695	3,721
Total	$5,351	$26,838
Fidelity Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$3,769	$25,199
Class L	268	1,661
Class N	207	1,394
Total	$4,244	$28,254
From net realized gain
Multi-Manager 2015	$1,536	$59,222
Class L	109	3,988
Class N	109	3,977
Total	$1,754	$67,187
Fidelity Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$8,426	$58,011
Class L	208	1,482
Class N	148	1,217
Total	$8,782	$60,710
From net realized gain
Multi-Manager 2020	$34,909	$154,346
Class L	862	4,554
Class N	858	4,541
Total	$36,629	$163,441
Fidelity Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$2,764	$17,411
Class L	176	1,267
Class N	117	986
Total	$3,057	$19,664
From net realized gain
Multi-Manager 2025	$15,050	$54,834
Class L	958	5,035
Class N	953	5,021
Total	$16,961	$64,890
Fidelity Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$1,089	$11,967
Class L	91	1,265
Class N	30	1,018
Total	$1,210	$14,250
From net realized gain
Multi-Manager 2030	$–	$70,000
Class L	–	6,838
Class N	–	6,819
Total	$–	$83,657
Fidelity Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$447	$12,275
Class L	29	1,013
Class N	–	803
Total	$476	$14,091
From net realized gain
Multi-Manager 2035	$19,507	$64,720
Class L	1,278	6,246
Class N	1,243	6,229
Total	$22,028	$77,195
Fidelity Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$–	$6,618
Class L	–	1,027
Class N	–	825
Total	$–	$8,470
From net realized gain
Multi-Manager 2040	$10,369	$38,980
Class L	1,431	6,862
Class N	1,424	6,776
Total	$13,224	$52,618
Fidelity Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$–	$12,787
Class L	–	1,031
Class N	–	822
Total	$–	$14,640
From net realized gain
Multi-Manager 2045	$15,840	$57,849
Class L	1,252	5,654
Class N	1,217	5,582
Total	$18,309	$69,085
Fidelity Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$316	$10,018
Class L	20	1,106
Class N	–	894
Total	$336	$12,018
From net realized gain
Multi-Manager 2050	$15,279	$63,137
Class L	1,421	6,937
Class N	1,395	6,879
Total	$18,095	$76,953
Fidelity Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$–	$9,947
Class L	$–	$1,008
Class N	–	800
Total	$–	$11,755
From net realized gain
Multi-Manager 2055	$15,904	$55,964
Class L	1,500	6,527
Class N	1,493	6,510
Total	$18,897	$69,001
Fidelity Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$–	$2,311
Class L	–	888
Class N	–	687
Total	$–	$3,886
From net realized gain
Multi-Manager 2060	$4,067	$10,623
Class L	1,346	6,135
Class N	1,342	6,128
Total	$6,755	$22,886

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2016	Year ended March 31, 2016	Six months ended September 30, 2016	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
Multi-Manager Income
Shares sold	43,013	11,399	$433,162	$113,683
Reinvestment of distributions	639	3,251	6,457	32,590
Shares redeemed	(14,019)	(20,904)	(141,214)	(201,844)
Net increase (decrease)	29,633	(6,254)	$298,405	$(55,571)
Class L
Reinvestment of distributions	63	363	$639	$3,642
Shares redeemed	(513)	–	(5,075)	–
Net increase (decrease)	(450)	363	$(4,436)	$3,642
Class N
Reinvestment of distributions	51	338	$514	$3,387
Shares redeemed	(511)	–	(5,047)	–
Net increase (decrease)	(460)	338	$(4,533)	$3,387
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	107	9,150	$1,092	$93,793
Reinvestment of distributions	37	645	370	6,525
Shares redeemed	(1,331)	(7,808)	(13,545)	(77,985)
Net increase (decrease)	(1,187)	1,987	$(12,083)	$22,333
Class L
Reinvestment of distributions	29	463	$294	$4,701
Shares redeemed	(513)	–	(5,090)	–
Net increase (decrease)	(484)	463	$(4,796)	$4,701
Class N
Reinvestment of distributions	22	435	$222	$4,419
Shares redeemed	(510)	–	(5,061)	–
Net increase (decrease)	(488)	435	$(4,839)	$4,419
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	12,723	10,422	$130,381	$110,816
Reinvestment of distributions	516	2,726	5,201	28,351
Shares redeemed	(23,991)	(7,541)	(244,278)	(79,222)
Net increase (decrease)	(10,752)	5,607	$(108,696)	$59,945
Class L
Reinvestment of distributions	91	519	$919	$5,401
Shares redeemed	(505)	–	(5,098)	–
Net increase (decrease)	(414)	519	$(4,179)	$5,401
Class N
Reinvestment of distributions	85	491	$854	$5,112
Shares redeemed	(503)	–	(5,069)	–
Net increase (decrease)	(418)	491	$(4,215)	$5,112
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	4,231	32,066	$45,337	$343,602
Reinvestment of distributions	520	7,990	5,305	84,421
Shares redeemed	(24,386)	(37,772)	(248,852)	(385,921)
Net increase (decrease)	(19,635)	2,284	$(198,210)	$42,102
Class L
Reinvestment of distributions	37	534	$377	$5,649
Shares redeemed	(502)	–	(5,099)	–
Net increase (decrease)	(465)	534	$(4,722)	$5,649
Class N
Reinvestment of distributions	31	507	$316	$5,371
Shares redeemed	(500)	–	(5,071)	–
Net increase (decrease)	(469)	507	$(4,755)	$5,371
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	42,021	156,312	$446,947	$1,694,454
Reinvestment of distributions	4,265	20,068	43,335	212,357
Shares redeemed	(97,800)	(52,653)	(999,230)	(560,374)
Net increase (decrease)	(51,514)	123,727	$(508,948)	$1,346,437
Class L
Reinvestment of distributions	105	567	$1,070	$6,036
Shares redeemed	(501)	–	(5,100)	–
Net increase (decrease)	(396)	567	$(4,030)	$6,036
Class N
Reinvestment of distributions	99	541	$1,006	$5,758
Shares redeemed	(499)	–	(5,072)	–
Net increase (decrease)	(400)	541	$(4,066)	$5,758
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	51,928	76,777	$549,421	$829,793
Reinvestment of distributions	1,730	6,677	17,814	72,245
Shares redeemed	(40,739)	(4,097)	(432,643)	(43,758)
Net increase (decrease)	12,919	79,357	$134,592	$858,280
Class L
Reinvestment of distributions	110	577	$1,134	$6,302
Shares redeemed	(494)	–	(5,111)	–
Net increase (decrease)	(384)	577	$(3,977)	$6,302
Class N
Reinvestment of distributions	104	550	$1,070	$6,007
Shares redeemed	(492)	–	(5,082)	–
Net increase (decrease)	(388)	550	$(4,012)	$6,007
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	32,461	74,942	$335,644	$775,264
Reinvestment of distributions	108	7,670	1,089	81,967
Shares redeemed	(15,177)	(64,261)	(155,350)	(693,594)
Net increase (decrease)	17,392	18,351	$181,383	$163,637
Class L
Reinvestment of distributions	9	761	$91	$8,103
Shares redeemed	(510)	–	(5,088)	–
Net increase (decrease)	(501)	761	$(4,997)	$8,103
Class N
Reinvestment of distributions	3	735	$30	$7,837
Shares redeemed	(508)	–	(5,059)	–
Net increase (decrease)	(505)	735	$(5,029)	$7,837
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	28,527	77,261	$303,861	$824,537
Reinvestment of distributions	1,949	6,983	19,954	76,995
Shares redeemed	(31,822)	(15,936)	(332,630)	(179,461)
Net increase (decrease)	(1,346)	68,308	$(8,815)	$722,071
Class L
Reinvestment of distributions	128	654	$1,307	$7,259
Shares redeemed	(493)	–	(5,068)	–
Net increase (decrease)	(365)	654	$(3,761)	$7,259
Class N
Reinvestment of distributions	121	633	$1,243	$7,032
Shares redeemed	(491)	–	(5,040)	–
Net increase (decrease)	(370)	633	$(3,797)	$7,032
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	22,120	30,701	$236,268	$332,212
Reinvestment of distributions	1,019	4,142	10,369	45,598
Shares redeemed	(21,332)	(11,151)	(223,678)	(119,612)
Net increase (decrease)	1,807	23,692	$22,959	$258,198
Class L
Reinvestment of distributions	141	713	$1,431	$7,889
Shares redeemed	(495)	–	(5,068)	–
Net increase (decrease)	(354)	713	$(3,637)	$7,889
Class N
Reinvestment of distributions	140	687	$1,424	$7,601
Shares redeemed	(493)	–	(5,040)	–
Net increase (decrease)	(353)	687	$(3,616)	$7,601
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	41,129	58,212	$445,050	$630,540
Reinvestment of distributions	1,526	6,357	15,840	70,636
Shares redeemed	(24,698)	(25,485)	(263,472)	(262,103)
Net increase (decrease)	17,957	39,084	$197,418	$439,073
Class L
Reinvestment of distributions	121	597	$1,252	$6,685
Shares redeemed	(487)	–	$(5,068)	$–
Net increase (decrease)	(366)	597	$(3,816)	$6,685
Class N
Reinvestment of distributions	117	572	$1,217	$6,404
Shares redeemed	(485)	–	(5,039)	–
Net increase (decrease)	(368)	572	$(3,822)	$6,404
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	31,743	52,504	$338,461	$560,155
Reinvestment of distributions	1,533	6,608	15,595	73,155
Shares redeemed	(31,820)	(31,341)	(337,601)	(346,681)
Net increase (decrease)	1,456	27,771	$16,455	$286,629
Class L
Reinvestment of distributions	142	727	$1,441	$8,043
Shares redeemed	(495)	–	(5,067)	–
Net increase (decrease)	(353)	727	$(3,626)	$8,043
Class N
Reinvestment of distributions	137	702	$1,395	$7,773
Shares redeemed	(493)	–	(5,039)	–
Net increase (decrease)	(356)	702	$(3,644)	$7,773
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	30,541	45,428	$331,521	$496,282
Reinvestment of distributions	1,534	5,889	15,904	65,911
Shares redeemed	(31,280)	(13,518)	(333,941)	(151,383)
Net increase (decrease)	795	37,799	$13,484	$410,810
Class L
Reinvestment of distributions	145	670	$1,500	$7,535
Shares redeemed	(486)	–	(5,066)	–
Net increase (decrease)	(341)	670	$(3,566)	$7,535
Class N
Reinvestment of distributions	144	649	$1,493	$7,310
Shares redeemed	(484)	–	(5,037)	–
Net increase (decrease)	(340)	649	$(3,544)	$7,310
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	7,859	17,277	$74,206	$163,354
Reinvestment of distributions	449	1,332	4,067	12,934
Shares redeemed	(5,971)	(464)	(57,026)	(4,417)
Net increase (decrease)	2,337	18,145	$21,247	$171,871
Class L
Reinvestment of distributions	148	713	$1,346	$7,023
Shares redeemed	(523)	–	(4,767)	–
Net increase (decrease)	(375)	713	$(3,421)	$7,023
Class N
Reinvestment of distributions	148	691	$1,342	$6,815
Shares redeemed	(522)	–	(4,749)	–
Net increase (decrease)	(374)	691	$(3,407)	$6,815

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated
Fidelity Multi-Manager Income Fund	16%
Fidelity Multi-Manager 2005 Fund	93%
Fidelity Multi-Manager 2010 Fund	40%
Fidelity Multi-Manager 2015 Fund	16%
Fidelity Multi-Manager 2025 Fund	12%
Fidelity Multi-Manager 2030 Fund	16%
Fidelity Multi-Manager 2035 Fund	14%
Fidelity Multi-Manager 2040 Fund	27%
Fidelity Multi-Manager 2045 Fund	16%
Fidelity Multi-Manager 2050 Fund	16%
Fidelity Multi-Manager 2055 Fund	16%
Fidelity Multi-Manager 2060 Fund	53%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$1,000.00	$1,041.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class L	.05%
Actual		$1,000.00	$1,040.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class N	.30%
Actual		$1,000.00	$1,039.60	$1.53
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	.07%
Actual		$1,000.00	$1,047.10	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Class L	.09%
Actual		$1,000.00	$1,047.20	$.46
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.33%
Actual		$1,000.00	$1,046.50	$1.69
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$1,052.90	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class L	.06%
Actual		$1,000.00	$1,052.90	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Class N	.31%
Actual		$1,000.00	$1,051.30	$1.59
Hypothetical-C		$1,000.00	$1,023.51	$1.57
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,056.70	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,056.70	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,055.10	$1.70
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,059.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,059.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,058.30	$1.70
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,061.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.08%
Actual		$1,000.00	$1,062.60	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,061.10	$1.71
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,068.30	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,068.30	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,066.80	$1.76
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,071.40	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.40	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.90	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,071.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,070.20	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,072.00	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.00	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.80	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,071.30	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.20	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.90	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,071.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.90	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,071.50	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.40	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.30	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Multi-Manager Target Date Funds (formerly Strategic Advisers Multi-Manager Target Date Funds)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Multi-Manager 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Multi-Manager 2005 Fund

Fidelity Multi-Manager 2010 Fund

Fidelity Multi-Manager 2015 Fund

Fidelity Multi-Manager 2020 Fund

Fidelity Multi-Manager 2025 Fund

Fidelity Multi-Manager 2030 Fund

Fidelity Multi-Manager 2035 Fund

Fidelity Multi-Manager 2040 Fund

Fidelity Multi-Manager 2045 Fund

Fidelity Multi-Manager 2050 Fund

Fidelity Multi-Manager 2055 Fund

Fidelity Multi-Manager 2060 Fund

Fidelity Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below the competitive median for 2015. The Board noted that the total expense ratio of Class N of Fidelity Multi-Manager Income Fund ranked equal to the competitive median for 2015 and the total expense ratio of Class N of each other fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Class N was above the competitive median, the total expense ratio of Class N was above median primarily because of higher 12b-1 fees on Class N as compared to most competitor funds.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of the retail class of Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, and Fidelity Multi-Manager Income Fund ranked below the competitive median for 2015 and the retail class of each other fund ranked above the competitive median for 2015. The Board noted that the total expense ratio of Class L of Fidelity Multi-Manager 2005 Fund and Fidelity Multi-Manager Income Fund ranked below the competitive median for 2015, the total expense ratio of Class L of Fidelity Multi-Manager 2010 Fund ranked equal to the competitive median for 2015, and the total expense ratio of Class L of each other fund ranked above the competitive median for 2015. The Board noted that, for each fund for which the retail class and Class L were above the competitive median, the classes were above median primarily as a result of higher acquired fund fees and expenses compared to competitor funds. The Board noted that the total expense ratio of Class N of each fund ranked above the competitive median for 2015.

The Board further considered that FMRC has contractually agreed to reimburse the retail class, Class L, and Class N of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

OLF-SANN-1116
1.954277.103

Fidelity® Multi-Manager Target Date Funds (formerly Strategic Advisers® Multi-Manager Target Date Funds) - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060
Class L & Class N

Semi-Annual Report

September 30, 2016

Contents

Fidelity® Multi-Manager Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2005 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2010 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2015 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2020 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2025 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2030 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2035 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2040 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2045 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2050 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2055 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Multi-Manager 2060 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Multi-Manager Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	37.5	38.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	17.3	16.5
Fidelity Series Short-Term Credit Fund Class F	9.3	9.0
Strategic Advisers International Multi-Manager Fund Class F	5.5	4.5
Strategic Advisers Emerging Markets Fund of Funds Class F	4.9	4.5
Strategic Advisers Core Multi-Manager Fund Class F	4.7	5.2
Strategic Advisers Value Multi-Manager Fund Class F	4.7	5.2
Strategic Advisers Growth Multi-Manager Fund Class F	4.0	4.3
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.8	3.8
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
	94.5	94.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.4%
International Equity Funds	10.4%
Bond Funds	45.6%
Short-Term Funds	26.6%

Six months ago
Domestic Equity Funds	18.5%
International Equity Funds	9.0%
Bond Funds	47.0%
Short-Term Funds	25.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager Income Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,060	$21,720
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,396	64,369
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,125	53,997
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,998	32,441
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,721	64,302
TOTAL DOMESTIC EQUITY FUNDS
(Cost $246,156)		236,829

International Equity Funds - 10.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	7,061	66,300
Strategic Advisers International Multi-Manager Fund Class F (b)	6,467	74,502
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $137,740)		140,802

Bond Funds - 45.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	879	9,103
Fidelity Series Floating Rate High Income Fund Class F (b)	370	3,490
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	5,189	52,309
Fidelity Series Real Estate Income Fund Class F (b)	596	6,687
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	50,521	511,276
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,906	38,670
TOTAL BOND FUNDS
(Cost $607,755)		621,535

Short-Term Funds - 26.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	235,885	235,885
Fidelity Series Short-Term Credit Fund Class F (b)	12,650	126,881
TOTAL SHORT-TERM FUNDS
(Cost $362,256)		362,766
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,353,907)		1,361,932
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76)
NET ASSETS - 100%		$1,361,856

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$170,557	$90,317	$24,990	$306	$235,885
Fidelity Series Commodity Strategy Fund Class F	12,821	14,372	6,680	--	21,720
Fidelity Series Emerging Markets Debt Fund Class F	6,498	2,801	891	222	9,103
Fidelity Series Floating Rate High Income Fund Class F	2,578	1,144	371	70	3,490
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,172	18,045	5,891	54	52,309
Fidelity Series Real Estate Income Fund Class F	4,962	2,445	872	166	6,687
Fidelity Series Short-Term Credit Fund Class F	92,426	47,441	13,456	598	126,881
Strategic Advisers Core Income Multi-Manager Fund Class F	400,970	165,481	66,981	5,448	511,276
Strategic Advisers Core Multi-Manager Fund Class F	53,445	22,583	11,831	209	64,369
Strategic Advisers Emerging Markets Fund of Funds Class F	45,826	20,553	6,610	--	66,300
Strategic Advisers Growth Multi-Manager Fund Class F	44,598	18,811	9,714	159	53,997
Strategic Advisers Income Opportunities Fund of Funds Class F	31,145	9,454	4,209	968	38,670
Strategic Advisers International Multi-Manager Fund Class F	46,760	32,424	8,007	--	74,502
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	26,768	9,375	6,518	--	32,441
Strategic Advisers Value Multi-Manager Fund Class F	53,390	21,251	11,567	443	64,302
Total	$1,031,916	$476,497	$178,588	$8,643	$1,361,932

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,353,907) — See accompanying schedule		$1,361,932
Receivable for investments sold		56,567
Receivable for fund shares sold		2,669
Total assets		1,421,168
Liabilities
Payable for fund shares redeemed	$59,233
Distribution and service plan fees payable	22
Other affiliated payables	57
Total liabilities		59,312
Net Assets		$1,361,856
Net Assets consist of:
Paid in capital		$1,360,055
Undistributed net investment income		1,462
Accumulated undistributed net realized gain (loss) on investments		(7,686)
Net unrealized appreciation (depreciation) on investments		8,025
Net Assets		$1,361,856
Multi-Manager Income:
Net Asset Value, offering price and redemption price per share ($1,153,778 ÷ 112,507 shares)		$10.26
Class L:
Net Asset Value, offering price and redemption price per share ($104,408 ÷ 10,180 shares)		$10.26
Class N:
Net Asset Value, offering price and redemption price per share ($103,670 ÷ 10,114 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,643
Expenses
Transfer agent fees	$322
Distribution and service plan fees	127
Independent trustees' fees and expenses	3
Total expenses		452
Net investment income (loss)		8,191
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(821)
Capital gain distributions from underlying funds	7,877
Total net realized gain (loss)		7,056
Change in net unrealized appreciation (depreciation) on underlying funds		32,927
Net gain (loss)		39,983
Net increase (decrease) in net assets resulting from operations		$48,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,191	$18,510
Net realized gain (loss)	7,056	(5,422)
Change in net unrealized appreciation (depreciation)	32,927	(25,916)
Net increase (decrease) in net assets resulting from operations	48,174	(12,828)
Distributions to shareholders from net investment income	(7,610)	(18,299)
Distributions to shareholders from net realized gain	–	(21,320)
Total distributions	(7,610)	(39,619)
Share transactions - net increase (decrease)	289,436	(48,542)
Total increase (decrease) in net assets	330,000	(100,989)
Net Assets
Beginning of period	1,031,856	1,132,845
End of period	$1,361,856	$1,031,856
Other Information
Undistributed net investment income end of period	$1,462	$881

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.17	.18	.14	.04
Net realized and unrealized gain (loss)	.34	(.24)	.22	.24	.13
Total from investment operations	.41	(.07)	.40	.38	.17
Distributions from net investment income	(.06)	(.16)	(.19)	(.12)	(.03)
Distributions from net realized gain	–	(.19)	(.18)	(.11)	–
Total distributions	(.06)	(.35)	(.36)C	(.23)	(.03)
Net asset value, end of period	$10.26	$9.91	$10.33	$10.29	$10.14
Total ReturnD,E	4.18%	(.65)%	3.98%	3.79%	1.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%H	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.36%H	1.66%	1.77%	1.43%	1.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,154	$822	$921	$702	$102
Portfolio turnover rateF	29%H	44%	23%	40%	0%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.07	.17	.18	.05
Net realized and unrealized gain (loss)	.33	(.23)	.22	.15
Total from investment operations	.40	(.06)	.40	.20
Distributions from net investment income	(.06)	(.16)	(.19)	(.04)
Distributions from net realized gain	–	(.19)	(.18)	(.06)
Total distributions	(.06)	(.35)	(.36)C	(.10)
Net asset value, end of period	$10.26	$9.92	$10.33	$10.29
Total ReturnD	4.08%	(.57)%	3.97%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.06%	.06%G
Expenses net of fee waivers, if any	.05%G	.05%	.06%	.06%G
Expenses net of all reductions	.05%G	.05%	.06%	.06%G
Net investment income (loss)	1.36%G	1.66%	1.77%	1.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$104	$105	$106	$102
Portfolio turnover rateE	29%G	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager Income Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.33	$10.29	$10.19
Income from Investment Operations
Net investment income (loss)B	.06	.14	.16	.04
Net realized and unrealized gain (loss)	.33	(.23)	.22	.16
Total from investment operations	.39	(.09)	.38	.20
Distributions from net investment income	(.05)	(.14)	(.16)	(.04)
Distributions from net realized gain	–	(.19)	(.18)	(.06)
Total distributions	(.05)	(.33)	(.34)	(.10)
Net asset value, end of period	$10.25	$9.91	$10.33	$10.29
Total ReturnC	3.96%	(.90)%	3.71%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.31%	.32%F
Expenses net of fee waivers, if any	.30%F	.30%	.31%	.32%F
Expenses net of all reductions	.30%F	.30%	.31%	.32%F
Net investment income (loss)	1.11%F	1.41%	1.52%	1.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$104	$105	$106	$102
Portfolio turnover rateD	29%F	44%	23%	40%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	33.3	34.5
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	12.6	11.4
Strategic Advisers International Multi-Manager Fund Class F	8.2	7.5
Strategic Advisers Core Multi-Manager Fund Class F	7.2	7.8
Strategic Advisers Value Multi-Manager Fund Class F	7.2	7.8
Fidelity Series Short-Term Credit Fund Class F	6.7	6.1
Strategic Advisers Growth Multi-Manager Fund Class F	6.1	6.5
Strategic Advisers Emerging Markets Fund of Funds Class F	5.9	5.5
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3.6	3.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.3	3.3
	94.1	94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.6%
International Equity Funds	14.1%
Bond Funds	41.0%
Short-Term Funds	19.3%

Six months ago
Domestic Equity Funds	27.3%
International Equity Funds	13.0%
Bond Funds	42.2%
Short-Term Funds	17.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2005 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	956	$5,117
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,035	24,280
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,556	20,366
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,131	12,239
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,781	24,256
TOTAL DOMESTIC EQUITY FUNDS
(Cost $88,281)		86,258

International Equity Funds - 14.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,134	20,039
Strategic Advisers International Multi-Manager Fund Class F (b)	2,395	27,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,495)		47,635

Bond Funds - 41.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	222	2,302
Fidelity Series Floating Rate High Income Fund Class F (b)	91	855
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,123	11,319
Fidelity Series Real Estate Income Fund Class F (b)	149	1,674
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,104	112,375
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,015	10,045
TOTAL BOND FUNDS
(Cost $135,501)		138,570

Short-Term Funds - 19.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	42,405	42,405
Fidelity Series Short-Term Credit Fund Class F (b)	2,264	22,707
TOTAL SHORT-TERM FUNDS
(Cost $65,024)		65,112
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $336,301)		337,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36)
NET ASSETS - 100%		$337,539

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$39,271	$5,744	$2,611	$60	$42,405
Fidelity Series Commodity Strategy Fund Class F	4,349	787	336	--	5,117
Fidelity Series Emerging Markets Debt Fund Class F	2,184	70	145	62	2,302
Fidelity Series Floating Rate High Income Fund Class F	850	26	61	19	855
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,468	480	844	13	11,319
Fidelity Series Real Estate Income Fund Class F	1,668	112	156	42	1,674
Fidelity Series Short-Term Credit Fund Class F	21,047	3,055	1,478	116	22,707
Strategic Advisers Core Income Multi-Manager Fund Class F	118,898	1,958	11,336	1,342	112,375
Strategic Advisers Core Multi-Manager Fund Class F	26,954	1,511	4,395	85	24,280
Strategic Advisers Emerging Markets Fund of Funds Class F	19,015	287	1,299	--	20,039
Strategic Advisers Growth Multi-Manager Fund Class F	22,492	1,364	3,677	63	20,366
Strategic Advisers Income Opportunities Fund of Funds Class F	10,370	304	1,302	289	10,045
Strategic Advisers International Multi-Manager Fund Class F	25,864	2,925	2,600	--	27,596
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,500	73	2,544	--	12,239
Strategic Advisers Value Multi-Manager Fund Class F	26,926	1,079	4,406	180	24,256
Total	$344,856	$19,775	$37,190	$2,271	$337,575

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $336,301) — See accompanying schedule		$337,575
Receivable for investments sold		6,568
Total assets		344,143
Liabilities
Payable for fund shares redeemed	$6,569
Distribution and service plan fees payable	22
Other affiliated payables	13
Total liabilities		6,604
Net Assets		$337,539
Net Assets consist of:
Paid in capital		$337,635
Undistributed net investment income		1,944
Accumulated undistributed net realized gain (loss) on investments		(3,314)
Net unrealized appreciation (depreciation) on investments		1,274
Net Assets		$337,539
Multi-Manager 2005:
Net Asset Value, offering price and redemption price per share ($126,853 ÷ 12,174 shares)		$10.42
Class L:
Net Asset Value, offering price and redemption price per share ($105,713 ÷ 10,155 shares)		$10.41
Class N:
Net Asset Value, offering price and redemption price per share ($104,973 ÷ 10,096 shares)		$10.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,271
Expenses
Transfer agent fees	$130
Distribution and service plan fees	129
Independent trustees' fees and expenses	1
Total expenses		260
Net investment income (loss)		2,011
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,618)
Capital gain distributions from underlying funds	3,178
Total net realized gain (loss)		1,560
Change in net unrealized appreciation (depreciation) on underlying funds		11,752
Net gain (loss)		13,312
Net increase (decrease) in net assets resulting from operations		$15,323

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,011	$5,519
Net realized gain (loss)	1,560	(698)
Change in net unrealized appreciation (depreciation)	11,752	(10,838)
Net increase (decrease) in net assets resulting from operations	15,323	(6,017)
Distributions to shareholders from net investment income	(886)	(5,516)
Distributions to shareholders from net realized gain	–	(10,129)
Total distributions	(886)	(15,645)
Share transactions - net increase (decrease)	(21,718)	31,453
Total increase (decrease) in net assets	(7,281)	9,791
Net Assets
Beginning of period	344,820	335,029
End of period	$337,539	$344,820
Other Information
Undistributed net investment income end of period	$1,944	$819

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.58	$10.65	$10.27	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.19	.14	.05
Net realized and unrealized gain (loss)	.40	(.30)	.31	.49	.22
Total from investment operations	.47	(.14)	.50	.63	.27
Distributions from net investment income	(.03)	(.16)	(.19)	(.10)	–
Distributions from net realized gain	–	(.30)	(.39)	(.15)	–
Total distributions	(.03)	(.46)	(.57)C	(.25)	–
Net asset value, end of period	$10.42	$9.98	$10.58	$10.65	$10.27
Total ReturnD,E	4.71%	(1.34)%	4.83%	6.18%	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.06%	.05%	.06%	.15%H
Expenses net of fee waivers, if any	.07%H	.06%	.05%	.06%	.06%H
Expenses net of all reductions	.07%H	.06%	.05%	.06%	.06%H
Net investment income (loss)	1.28%H	1.63%	1.76%	1.32%	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$127	$133	$120	$115	$103
Portfolio turnover rateF	12%H	48%	17%	44%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$10.57	$10.64	$10.51
Income from Investment Operations
Net investment income (loss)B	.06	.16	.18	.06
Net realized and unrealized gain (loss)	.41	(.30)	.32	.22
Total from investment operations	.47	(.14)	.50	.28
Distributions from net investment income	(.03)	(.16)	(.18)	(.06)
Distributions from net realized gain	–	(.30)	(.39)	(.09)
Total distributions	(.03)	(.46)	(.57)	(.15)
Net asset value, end of period	$10.41	$9.97	$10.57	$10.64
Total ReturnC,D	4.72%	(1.39)%	4.79%	2.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.09%	.10%	.07%G
Expenses net of fee waivers, if any	.09%G	.09%	.10%	.07%G
Expenses net of all reductions	.09%G	.09%	.10%	.07%G
Net investment income (loss)	1.26%G	1.59%	1.71%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$106	$108	$103
Portfolio turnover rateE	12%G	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2005 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$10.56	$10.63	$10.51
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.05
Net realized and unrealized gain (loss)	.41	(.31)	.31	.21
Total from investment operations	.46	(.17)	.47	.26
Distributions from net investment income	(.02)	(.13)	(.16)	(.06)
Distributions from net realized gain	–	(.30)	(.39)	(.09)
Total distributions	(.02)	(.43)	(.54)C	(.14)D
Net asset value, end of period	$10.40	$9.96	$10.56	$10.63
Total ReturnE,F	4.65%	(1.64)%	4.53%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.33%I	.34%	.35%	.33%I
Expenses net of fee waivers, if any	.33%I	.34%	.35%	.33%I
Expenses net of all reductions	.33%I	.34%	.35%	.33%I
Net investment income (loss)	1.01%I	1.34%	1.46%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$105	$107	$103
Portfolio turnover rateG	12%I	48%	17%	44%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	29.8	31.4
Strategic Advisers International Multi-Manager Fund Class F	10.2	9.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	9.4	7.8
Strategic Advisers Core Multi-Manager Fund Class F	9.0	9.7
Strategic Advisers Value Multi-Manager Fund Class F	9.0	9.7
Strategic Advisers Growth Multi-Manager Fund Class F	7.6	8.1
Strategic Advisers Emerging Markets Fund of Funds Class F	6.9	6.3
Fidelity Series Short-Term Credit Fund Class F	5.0	4.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.5	4.8
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
	94.2	94.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.7%
International Equity Funds	17.1%
Bond Funds	36.8%
Short-Term Funds	14.4%

Six months ago
Domestic Equity Funds	33.5%
International Equity Funds	15.9%
Bond Funds	38.5%
Short-Term Funds	12.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2010 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,026	$10,840
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,254	62,680
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,017	52,588
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,921	31,609
Strategic Advisers Value Multi-Manager Fund Class F (b)	4,598	62,627
TOTAL DOMESTIC EQUITY FUNDS
(Cost $226,216)		220,344

International Equity Funds - 17.1%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,067	47,583
Strategic Advisers International Multi-Manager Fund Class F (b)	6,150	70,851
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $117,138)		118,434

Bond Funds - 36.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	457	4,735
Fidelity Series Floating Rate High Income Fund Class F (b)	187	1,762
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,866	18,814
Fidelity Series Real Estate Income Fund Class F (b)	306	3,430
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	20,466	207,116
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,970	19,502
TOTAL BOND FUNDS
(Cost $249,679)		255,359

Short-Term Funds - 14.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	65,014	65,014
Fidelity Series Short-Term Credit Fund Class F (b)	3,469	34,798
TOTAL SHORT-TERM FUNDS
(Cost $99,670)		99,812
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $692,703)		693,949
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49)
NET ASSETS - 100%		$693,900

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$61,062	$25,726	$21,774	$94	$65,014
Fidelity Series Commodity Strategy Fund Class F	9,775	4,866	4,678	--	10,840
Fidelity Series Emerging Markets Debt Fund Class F	4,958	928	1,564	135	4,735
Fidelity Series Floating Rate High Income Fund Class F	1,952	372	651	41	1,762
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,280	4,406	7,242	23	18,814
Fidelity Series Real Estate Income Fund Class F	3,787	850	1,319	90	3,430
Fidelity Series Short-Term Credit Fund Class F	33,200	13,362	11,898	184	34,798
Strategic Advisers Core Income Multi-Manager Fund Class F	246,174	41,499	86,074	2,621	207,116
Strategic Advisers Core Multi-Manager Fund Class F	75,753	15,525	28,854	231	62,680
Strategic Advisers Emerging Markets Fund of Funds Class F	49,602	9,163	15,914	--	47,583
Strategic Advisers Growth Multi-Manager Fund Class F	63,213	13,590	24,484	174	52,588
Strategic Advisers Income Opportunities Fund of Funds Class F	23,422	1,984	7,263	582	19,502
Strategic Advisers International Multi-Manager Fund Class F	75,106	19,607	27,430	--	70,851
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	37,941	5,793	15,143	--	31,609
Strategic Advisers Value Multi-Manager Fund Class F	75,674	14,277	28,743	489	62,627
Total	$782,899	$171,948	$283,031	$4,664	$693,949

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $692,703) — See accompanying schedule		$693,949
Receivable for investments sold		26,635
Total assets		720,584
Liabilities
Payable for fund shares redeemed	$26,635
Distribution and service plan fees payable	22
Other affiliated payables	27
Total liabilities		26,684
Net Assets		$693,900
Net Assets consist of:
Paid in capital		$703,015
Undistributed net investment income		4,223
Accumulated undistributed net realized gain (loss) on investments		(14,584)
Net unrealized appreciation (depreciation) on investments		1,246
Net Assets		$693,900
Multi-Manager 2010:
Net Asset Value, offering price and redemption price per share ($481,328 ÷ 45,491 shares)		$10.58
Class L:
Net Asset Value, offering price and redemption price per share ($106,663 ÷ 10,077 shares)		$10.58
Class N:
Net Asset Value, offering price and redemption price per share ($105,909 ÷ 10,019 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,664
Expenses
Transfer agent fees	$181
Distribution and service plan fees	129
Independent trustees' fees and expenses	2
Total expenses		312
Net investment income (loss)		4,352
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(16,590)
Capital gain distributions from underlying funds	8,634
Total net realized gain (loss)		(7,956)
Change in net unrealized appreciation (depreciation) on underlying funds		38,719
Net gain (loss)		30,763
Net increase (decrease) in net assets resulting from operations		$35,115

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,352	$12,003
Net realized gain (loss)	(7,956)	8,334
Change in net unrealized appreciation (depreciation)	38,719	(35,995)
Net increase (decrease) in net assets resulting from operations	35,115	(15,658)
Distributions to shareholders from net investment income	(1,623)	(12,026)
Distributions to shareholders from net realized gain	(5,351)	(26,838)
Total distributions	(6,974)	(38,864)
Share transactions - net increase (decrease)	(117,090)	70,458
Total increase (decrease) in net assets	(88,949)	15,936
Net Assets
Beginning of period	782,849	766,913
End of period	$693,900	$782,849
Other Information
Undistributed net investment income end of period	$4,223	$1,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.47	(.35)	.37	.67	.30
Total from investment operations	.53	(.19)	.56	.82	.35
Distributions from net investment income	(.02)	(.17)	(.17)	(.12)	–
Distributions from net realized gain	(.07)	(.37)	(.40)	(.18)	–
Total distributions	(.09)	(.54)	(.56)C	(.30)	–
Net asset value, end of period	$10.58	$10.14	$10.87	$10.87	$10.35
Total ReturnD,E	5.29%	(1.85)%	5.31%	8.00%	3.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.06%	.17%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.06%	.06%H
Expenses net of all reductions	.05%H	.05%	.05%	.06%	.06%H
Net investment income (loss)	1.23%H	1.58%	1.73%	1.45%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$481	$571	$550	$277	$104
Portfolio turnover rateF	47%H	32%	15%	24%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.88	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.07
Net realized and unrealized gain (loss)	.46	(.35)	.38	.25
Total from investment operations	.52	(.19)	.57	.32
Distributions from net investment income	(.02)	(.16)	(.16)	(.07)
Distributions from net realized gain	(.07)	(.37)	(.40)	(.11)
Total distributions	(.09)	(.54)C	(.56)	(.18)
Net asset value, end of period	$10.58	$10.15	$10.88	$10.87
Total ReturnD	5.29%	(1.86)%	5.37%	2.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%	.07%	.07%G
Expenses net of fee waivers, if any	.06%G	.06%	.07%	.07%G
Expenses net of all reductions	.06%G	.06%	.07%	.07%G
Net investment income (loss)	1.22%G	1.56%	1.71%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106	$108	$103
Portfolio turnover rateE	47%G	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.371 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2010 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.14	$10.87	$10.87	$10.73
Income from Investment Operations
Net investment income (loss)B	.05	.14	.16	.06
Net realized and unrealized gain (loss)	.47	(.36)	.37	.25
Total from investment operations	.52	(.22)	.53	.31
Distributions from net investment income	(.02)	(.14)	(.14)	(.07)
Distributions from net realized gain	(.07)	(.37)	(.40)	(.11)
Total distributions	(.09)	(.51)	(.53)C	(.17)D
Net asset value, end of period	$10.57	$10.14	$10.87	$10.87
Total ReturnE	5.13%	(2.11)%	5.01%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.31%	.32%	.32%H
Expenses net of fee waivers, if any	.31%H	.31%	.32%	.32%H
Expenses net of all reductions	.31%H	.31%	.32%	.32%H
Net investment income (loss)	.97%H	1.31%	1.46%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$106	$108	$103
Portfolio turnover rateF	47%H	32%	15%	24%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	26.2	28.5
Strategic Advisers International Multi-Manager Fund Class F	12.3	11.7
Strategic Advisers Core Multi-Manager Fund Class F	10.9	11.5
Strategic Advisers Value Multi-Manager Fund Class F	10.9	11.5
Strategic Advisers Growth Multi-Manager Fund Class F	9.1	9.6
Strategic Advisers Emerging Markets Fund of Funds Class F	7.4	6.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	6.4	4.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.5	5.7
Fidelity Series Short-Term Credit Fund Class F	3.4	2.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.0	3.0
	95.1	95.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.0%
International Equity Funds	19.7%
Bond Funds	32.5%
Short-Term Funds	9.8%

Six months ago
Domestic Equity Funds	39.6%
International Equity Funds	18.6%
Bond Funds	34.7%
Short-Term Funds	7.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2015 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,644	$24,844
Strategic Advisers Core Multi-Manager Fund Class F (b)	14,465	172,572
Strategic Advisers Growth Multi-Manager Fund Class F (b)	11,056	144,726
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,031	86,898
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,658	172,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $633,540)		601,445

International Equity Funds - 19.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,487	117,257
Strategic Advisers International Multi-Manager Fund Class F (b)	16,874	194,390
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $321,103)		311,647

Bond Funds - 32.5%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,044	10,821
Fidelity Series Floating Rate High Income Fund Class F (b)	425	4,005
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,975	29,984
Fidelity Series Real Estate Income Fund Class F (b)	701	7,863
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	40,973	414,645
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,724	46,766
TOTAL BOND FUNDS
(Cost $503,035)		514,084

Short-Term Funds - 9.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	100,804	100,804
Fidelity Series Short-Term Credit Fund Class F (b)	5,369	53,851
TOTAL SHORT-TERM FUNDS
(Cost $154,474)		154,655
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,612,152)		1,581,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$1,581,706

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$79,055	$35,385	$13,636	$132	$100,804
Fidelity Series Commodity Strategy Fund Class F	21,585	5,394	3,710	--	24,844
Fidelity Series Emerging Markets Debt Fund Class F	10,915	562	1,559	290	10,821
Fidelity Series Floating Rate High Income Fund Class F	4,267	201	655	88	4,005
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,684	2,250	5,506	34	29,984
Fidelity Series Real Estate Income Fund Class F	8,341	702	1,418	194	7,863
Fidelity Series Short-Term Credit Fund Class F	42,482	18,525	7,343	257	53,851
Strategic Advisers Core Income Multi-Manager Fund Class F	487,943	18,565	102,398	4,924	414,645
Strategic Advisers Core Multi-Manager Fund Class F	197,019	14,455	40,240	569	172,572
Strategic Advisers Emerging Markets Fund of Funds Class F	118,496	5,521	17,794	--	117,257
Strategic Advisers Growth Multi-Manager Fund Class F	164,402	13,596	34,394	430	144,726
Strategic Advisers Income Opportunities Fund of Funds Class F	50,996	2,224	9,534	1,327	46,766
Strategic Advisers International Multi-Manager Fund Class F	199,533	20,369	34,892	--	194,390
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	98,673	2,583	22,298	--	86,898
Strategic Advisers Value Multi-Manager Fund Class F	196,814	11,562	40,234	1,205	172,405
Total	$1,713,205	$151,894	$335,611	$9,450	$1,581,831

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,612,152) — See accompanying schedule		$1,581,831
Receivable for investments sold		1,523
Receivable for fund shares sold		342
Total assets		1,583,696
Liabilities
Payable for investments purchased	$1,870
Distribution and service plan fees payable	22
Other affiliated payables	98
Total liabilities		1,990
Net Assets		$1,581,706
Net Assets consist of:
Paid in capital		$1,619,760
Undistributed net investment income		8,362
Accumulated undistributed net realized gain (loss) on investments		(16,095)
Net unrealized appreciation (depreciation) on investments		(30,321)
Net Assets		$1,581,706
Multi-Manager 2015:
Net Asset Value, offering price and redemption price per share ($1,367,783 ÷ 126,964 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($107,339 ÷ 9,959 shares)		$10.78
Class N:
Net Asset Value, offering price and redemption price per share ($106,584 ÷ 9,903 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$9,450
Expenses
Transfer agent fees	$605
Distribution and service plan fees	130
Independent trustees' fees and expenses	4
Total expenses		739
Net investment income (loss)		8,711
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(24,600)
Capital gain distributions from underlying funds	21,266
Total net realized gain (loss)		(3,334)
Change in net unrealized appreciation (depreciation) on underlying funds		76,941
Net gain (loss)		73,607
Net increase (decrease) in net assets resulting from operations		$82,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,711	$28,236
Net realized gain (loss)	(3,334)	16,148
Change in net unrealized appreciation (depreciation)	76,941	(100,177)
Net increase (decrease) in net assets resulting from operations	82,318	(55,793)
Distributions to shareholders from net investment income	(4,244)	(28,254)
Distributions to shareholders from net realized gain	(1,754)	(67,187)
Total distributions	(5,998)	(95,441)
Share transactions - net increase (decrease)	(207,687)	53,122
Total increase (decrease) in net assets	(131,367)	(98,112)
Net Assets
Beginning of period	1,713,073	1,811,185
End of period	$1,581,706	$1,713,073
Other Information
Undistributed net investment income end of period	$8,362	$3,895

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.97	$10.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.15	.05
Net realized and unrealized gain (loss)	.52	(.40)	.42	.74	.31
Total from investment operations	.58	(.24)	.61	.89	.36
Distributions from net investment income	(.03)	(.17)	(.15)	(.12)	–
Distributions from net realized gain	(.01)	(.40)	(.39)	(.16)	–
Total distributions	(.04)	(.57)	(.54)	(.28)	–
Net asset value, end of period	$10.77	$10.23	$11.04	$10.97	$10.36
Total ReturnC,D	5.67%	(2.32)%	5.70%	8.68%	3.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.09%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.09%	.10%	.09%G
Net investment income (loss)	1.14%G	1.53%	1.73%	1.44%	1.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,368	$1,500	$1,593	$654	$104
Portfolio turnover rateE	19%G	37%	16%	38%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$11.04	$10.97	$10.77
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.06
Net realized and unrealized gain (loss)	.52	(.40)	.42	.30
Total from investment operations	.58	(.24)	.61	.36
Distributions from net investment income	(.03)	(.16)	(.15)	(.07)
Distributions from net realized gain	(.01)	(.40)	(.39)	(.09)
Total distributions	(.04)	(.56)	(.54)	(.16)
Net asset value, end of period	$10.78	$10.24	$11.04	$10.97
Total ReturnC,D	5.67%	(2.24)%	5.66%	3.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.09%	.10%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.10%G
Expenses net of all reductions	.08%G	.08%	.09%	.10%G
Net investment income (loss)	1.13%G	1.52%	1.72%	1.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$107	$109	$103
Portfolio turnover rateE	19%G	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2015 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.04	$10.96	$10.77
Income from Investment Operations
Net investment income (loss)B	.05	.13	.16	.05
Net realized and unrealized gain (loss)	.51	(.40)	.43	.30
Total from investment operations	.56	(.27)	.59	.35
Distributions from net investment income	(.02)	(.14)	(.12)	(.07)
Distributions from net realized gain	(.01)	(.40)	(.39)	(.09)
Total distributions	(.03)	(.54)	(.51)	(.16)
Net asset value, end of period	$10.76	$10.23	$11.04	$10.96
Total ReturnC,D	5.51%	(2.57)%	5.51%	3.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.34%	.36%G
Expenses net of fee waivers, if any	.33%G	.33%	.34%	.35%G
Expenses net of all reductions	.33%G	.33%	.34%	.35%G
Net investment income (loss)	.88%G	1.27%	1.47%	1.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106	$109	$103
Portfolio turnover rateE	19%G	37%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	23.9	24.9
Strategic Advisers International Multi-Manager Fund Class F	13.6	13.0
Strategic Advisers Core Multi-Manager Fund Class F	12.1	12.8
Strategic Advisers Value Multi-Manager Fund Class F	12.1	12.8
Strategic Advisers Growth Multi-Manager Fund Class F	10.2	10.6
Strategic Advisers Emerging Markets Fund of Funds Class F	7.9	7.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.1	6.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	4.6	3.5
Strategic Advisers Income Opportunities Fund of Funds Class F	2.9	3.0
Fidelity Series Short-Term Credit Fund Class F	2.5	1.9
	95.9	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.1%
International Equity Funds	21.5%
Bond Funds	29.3%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	20.4%
Bond Funds	30.3%
Short-Term Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2020 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	12,245	$65,509
Strategic Advisers Core Multi-Manager Fund Class F (b)	41,227	491,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	31,514	412,519
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	22,892	247,697
Strategic Advisers Value Multi-Manager Fund Class F (b)	36,078	491,384
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,789,997)		1,708,946

International Equity Funds - 21.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	33,894	318,266
Strategic Advisers International Multi-Manager Fund Class F (b)	47,990	552,846
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $878,468)		871,112

Bond Funds - 29.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,674	27,699
Fidelity Series Floating Rate High Income Fund Class F (b)	1,091	10,278
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,417	44,524
Fidelity Series Real Estate Income Fund Class F (b)	1,773	19,888
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	95,825	969,743
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	11,864	117,457
TOTAL BOND FUNDS
(Cost $1,165,980)		1,189,589

Short-Term Funds - 7.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	189,140	189,140
Fidelity Series Short-Term Credit Fund Class F (b)	10,073	101,028
TOTAL SHORT-TERM FUNDS
(Cost $289,819)		290,168
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,124,264)		4,059,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		(290)
NET ASSETS - 100%		$4,059,525

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$156,531	$75,201	$42,593	$236	$189,140
Fidelity Series Commodity Strategy Fund Class F	55,937	21,694	16,337	--	65,509
Fidelity Series Emerging Markets Debt Fund Class F	28,062	3,905	6,554	739	27,699
Fidelity Series Floating Rate High Income Fund Class F	11,023	1,544	2,783	225	10,278
Fidelity Series Inflation-Protected Bond Index Fund Class F	47,618	8,574	12,479	50	44,524
Fidelity Series Real Estate Income Fund Class F	21,220	3,728	5,644	487	19,888
Fidelity Series Short-Term Credit Fund Class F	84,084	39,513	22,886	458	101,028
Strategic Advisers Core Income Multi-Manager Fund Class F	1,097,033	144,499	295,924	11,363	969,743
Strategic Advisers Core Multi-Manager Fund Class F	563,341	89,171	164,185	1,544	491,837
Strategic Advisers Emerging Markets Fund of Funds Class F	324,060	46,040	80,089	--	318,266
Strategic Advisers Growth Multi-Manager Fund Class F	470,079	79,752	140,130	1,164	412,519
Strategic Advisers Income Opportunities Fund of Funds Class F	131,580	12,601	34,461	3,352	117,457
Strategic Advisers International Multi-Manager Fund Class F	573,764	109,243	156,057	--	552,846
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	282,137	32,023	88,020	--	247,697
Strategic Advisers Value Multi-Manager Fund Class F	562,756	81,320	164,253	3,269	491,384
Total	$4,409,225	$748,808	$1,232,395	$22,887	$4,059,815

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $4,124,264) — See accompanying schedule		$4,059,815
Receivable for investments sold		7,118
Receivable for fund shares sold		3,177
Total assets		4,070,110
Liabilities
Payable for investments purchased	$4,512
Payable for fund shares redeemed	5,788
Distribution and service plan fees payable	22
Other affiliated payables	263
Total liabilities		10,585
Net Assets		$4,059,525
Net Assets consist of:
Paid in capital		$4,171,558
Undistributed net investment income		20,454
Accumulated undistributed net realized gain (loss) on investments		(68,038)
Net unrealized appreciation (depreciation) on investments		(64,449)
Net Assets		$4,059,525
Multi-Manager 2020:
Net Asset Value, offering price and redemption price per share ($3,844,662 ÷ 357,086 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($107,812 ÷ 10,014 shares)		$10.77
Class N:
Net Asset Value, offering price and redemption price per share ($107,051 ÷ 9,958 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$22,887
Expenses
Transfer agent fees	$1,566
Distribution and service plan fees	130
Independent trustees' fees and expenses	9
Total expenses		1,705
Net investment income (loss)		21,182
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(88,109)
Capital gain distributions from underlying funds	57,692
Total net realized gain (loss)		(30,417)
Change in net unrealized appreciation (depreciation) on underlying funds		222,285
Net gain (loss)		191,868
Net increase (decrease) in net assets resulting from operations		$213,050

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,182	$62,846
Net realized gain (loss)	(30,417)	87,058
Change in net unrealized appreciation (depreciation)	222,285	(271,767)
Net increase (decrease) in net assets resulting from operations	213,050	(121,863)
Distributions to shareholders from net investment income	(8,782)	(60,710)
Distributions to shareholders from net realized gain	(36,629)	(163,441)
Total distributions	(45,411)	(224,151)
Share transactions - net increase (decrease)	(517,044)	1,358,231
Total increase (decrease) in net assets	(349,405)	1,012,217
Net Assets
Beginning of period	4,408,930	3,396,713
End of period	$4,059,525	$4,408,930
Other Information
Undistributed net investment income end of period	$20,454	$8,054

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.12	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.15	.06
Net realized and unrealized gain (loss)	.55	(.43)	.45	.83	.34
Total from investment operations	.61	(.27)	.64	.98	.40
Distributions from net investment income	(.02)	(.15)	(.16)	(.12)	–
Distributions from net realized gain	(.09)	(.46)	(.45)	(.14)	–
Total distributions	(.11)	(.61)	(.61)	(.26)	–
Net asset value, end of period	$10.77	$10.27	$11.15	$11.12	$10.40
Total ReturnC,D	5.98%	(2.56)%	5.91%	9.50%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.21%G
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.10%	.09%G
Expenses net of all reductions	.08%G	.08%	.08%	.10%	.09%G
Net investment income (loss)	1.07%G	1.51%	1.71%	1.41%	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,845	$4,196	$3,178	$1,527	$104
Portfolio turnover rateE	37%G	29%	19%	51%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$11.15	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.06	.16	.19	.06
Net realized and unrealized gain (loss)	.55	(.43)	.46	.32
Total from investment operations	.61	(.27)	.65	.38
Distributions from net investment income	(.02)	(.15)	(.16)	(.08)
Distributions from net realized gain	(.09)	(.46)	(.45)	(.09)
Total distributions	(.11)	(.61)	(.61)	(.16)C
Net asset value, end of period	$10.77	$10.27	$11.15	$11.11
Total ReturnD	5.98%	(2.58)%	5.98%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.09%	.09%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.09%G
Expenses net of all reductions	.08%G	.08%	.09%	.09%G
Net investment income (loss)	1.08%G	1.51%	1.71%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$107	$110	$104
Portfolio turnover rateE	37%G	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2020 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$11.14	$11.11	$10.89
Income from Investment Operations
Net investment income (loss)B	.04	.13	.16	.05
Net realized and unrealized gain (loss)	.55	(.43)	.45	.33
Total from investment operations	.59	(.30)	.61	.38
Distributions from net investment income	(.02)	(.12)	(.13)	(.08)
Distributions from net realized gain	(.09)	(.46)	(.45)	(.09)
Total distributions	(.10)C	(.58)	(.58)	(.16)D
Net asset value, end of period	$10.75	$10.26	$11.14	$11.11
Total ReturnE	5.83%	(2.82)%	5.63%	3.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.33%	.34%	.35%H
Expenses net of fee waivers, if any	.33%H	.33%	.34%	.35%H
Expenses net of all reductions	.33%H	.33%	.34%	.35%H
Net investment income (loss)	.83%H	1.26%	1.46%	1.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$107	$106	$109	$103
Portfolio turnover rateF	37%H	29%	19%	51%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

 E Total returns for periods of less than one year are not annualized.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers Core Income Multi-Manager Fund Class F	20.4	19.9
Strategic Advisers International Multi-Manager Fund Class F	15.0	14.6
Strategic Advisers Core Multi-Manager Fund Class F	13.4	14.2
Strategic Advisers Value Multi-Manager Fund Class F	13.4	14.2
Strategic Advisers Growth Multi-Manager Fund Class F	11.3	11.8
Strategic Advisers Emerging Markets Fund of Funds Class F	8.3	7.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.7	7.1
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	3.3	2.7
Strategic Advisers Income Opportunities Fund of Funds Class F	2.7	3.0
Fidelity Series Commodity Strategy Fund Class F	1.8	1.3
	96.3	96.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	23.3%
Bond Funds	25.1%
Short-Term Funds	5.0%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	22.4%
Bond Funds	24.8%
Short-Term Funds	4.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2025 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,092	$37,945
Strategic Advisers Core Multi-Manager Fund Class F (b)	23,907	285,209
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,265	239,093
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,254	143,411
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,923	284,967
TOTAL DOMESTIC EQUITY FUNDS
(Cost $999,235)		990,625

International Equity Funds - 23.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,804	176,571
Strategic Advisers International Multi-Manager Fund Class F (b)	27,604	317,993
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $484,060)		494,564

Bond Funds - 25.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,346	13,942
Fidelity Series Floating Rate High Income Fund Class F (b)	570	5,372
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,246	12,564
Fidelity Series Real Estate Income Fund Class F (b)	923	10,357
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	42,857	433,713
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,779	57,217
TOTAL BOND FUNDS
(Cost $523,400)		533,165

Short-Term Funds - 5.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	68,963	68,963
Fidelity Series Short-Term Credit Fund Class F (b)	3,675	36,863
TOTAL SHORT-TERM FUNDS
(Cost $105,682)		105,826
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,112,377)		2,124,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(183)
NET ASSETS - 100%		$2,123,997

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$52,133	$28,548	$11,719	$84	$68,963
Fidelity Series Commodity Strategy Fund Class F	24,392	17,253	5,530	--	37,945
Fidelity Series Emerging Markets Debt Fund Class F	11,879	3,314	2,344	345	13,942
Fidelity Series Floating Rate High Income Fund Class F	4,720	1,399	977	108	5,372
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,701	4,755	2,090	12	12,564
Fidelity Series Real Estate Income Fund Class F	9,219	2,930	2,081	239	10,357
Fidelity Series Short-Term Credit Fund Class F	28,055	15,008	6,304	163	36,863
Strategic Advisers Core Income Multi-Manager Fund Class F	377,754	129,984	83,583	4,490	433,713
Strategic Advisers Core Multi-Manager Fund Class F	268,916	79,191	66,506	880	285,209
Strategic Advisers Emerging Markets Fund of Funds Class F	148,282	40,542	29,429	--	176,571
Strategic Advisers Growth Multi-Manager Fund Class F	224,397	69,016	57,726	664	239,093
Strategic Advisers Income Opportunities Fund of Funds Class F	56,162	8,620	11,445	1,600	57,217
Strategic Advisers International Multi-Manager Fund Class F	276,773	85,204	60,235	--	317,993
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	134,681	32,606	37,479	--	143,411
Strategic Advisers Value Multi-Manager Fund Class F	268,637	74,762	66,823	1,865	284,967
Total	$1,895,701	$593,132	$444,271	$10,450	$2,124,180

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $2,112,377) — See accompanying schedule		$2,124,180
Receivable for fund shares sold		174,084
Receivable from investment adviser for expense reductions		13
Total assets		2,298,277
Liabilities
Payable for investments purchased	$174,089
Distribution and service plan fees payable	22
Other affiliated payables	169
Total liabilities		174,280
Net Assets		$2,123,997
Net Assets consist of:
Paid in capital		$2,109,893
Undistributed net investment income		9,048
Accumulated undistributed net realized gain (loss) on investments		(6,747)
Net unrealized appreciation (depreciation) on investments		11,803
Net Assets		$2,123,997
Multi-Manager 2025:
Net Asset Value, offering price and redemption price per share ($1,907,871 ÷ 174,175 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($108,445 ÷ 9,889 shares)		$10.97
Class N:
Net Asset Value, offering price and redemption price per share ($107,681 ÷ 9,833 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$10,450
Expenses
Transfer agent fees	$1,005
Distribution and service plan fees	131
Independent trustees' fees and expenses	4
Total expenses before reductions	1,140
Expense reductions	(73)	1,067
Net investment income (loss)		9,383
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29,158)
Capital gain distributions from underlying funds	32,882
Total net realized gain (loss)		3,724
Change in net unrealized appreciation (depreciation) on underlying funds		108,777
Net gain (loss)		112,501
Net increase (decrease) in net assets resulting from operations		$121,884

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,383	$21,004
Net realized gain (loss)	3,724	36,619
Change in net unrealized appreciation (depreciation)	108,777	(102,762)
Net increase (decrease) in net assets resulting from operations	121,884	(45,139)
Distributions to shareholders from net investment income	(3,057)	(19,664)
Distributions to shareholders from net realized gain	(16,961)	(64,890)
Total distributions	(20,018)	(84,554)
Share transactions - net increase (decrease)	126,603	870,589
Total increase (decrease) in net assets	228,469	740,896
Net Assets
Beginning of period	1,895,528	1,154,632
End of period	$2,123,997	$1,895,528
Other Information
Undistributed net investment income end of period	$9,048	$2,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.15	.19	.16	.06
Net realized and unrealized gain (loss)	.59	(.48)	.51	1.06	.42
Total from investment operations	.64	(.33)	.70	1.22	.48
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	–
Distributions from net realized gain	(.10)	(.51)	(.52)	(.18)	–
Total distributions	(.12)	(.64)	(.67)	(.33)	–
Net asset value, end of period	$10.95	$10.43	$11.40	$11.37	$10.48
Total ReturnC,D	6.17%	(3.05)%	6.37%	11.77%	4.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.11%	.12%	.12%	.21%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%	.09%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%	.09%G
Net investment income (loss)	1.00%G	1.37%	1.67%	1.49%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,908	$1,682	$934	$347	$105
Portfolio turnover rateE	45%G	17%	21%	88%	1%H

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$11.41	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.05	.15	.19	.08
Net realized and unrealized gain (loss)	.60	(.48)	.52	.36
Total from investment operations	.65	(.33)	.71	.44
Distributions from net investment income	(.02)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.10)	(.51)	(.52)	(.12)
Total distributions	(.12)	(.64)	(.67)	(.21)
Net asset value, end of period	$10.97	$10.44	$11.41	$11.37
Total ReturnC,D	6.26%	(3.05)%	6.41%	3.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.09%	.11%	.11%G
Expenses net of fee waivers, if any	.08%G	.09%	.10%	.10%G
Expenses net of all reductions	.08%G	.09%	.10%	.10%G
Net investment income (loss)	1.01%G	1.38%	1.67%	2.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$107	$111	$104
Portfolio turnover rateE	45%G	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2025 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.40	$11.37	$11.14
Income from Investment Operations
Net investment income (loss)B	.04	.12	.16	.07
Net realized and unrealized gain (loss)	.59	(.48)	.51	.37
Total from investment operations	.63	(.36)	.67	.44
Distributions from net investment income	(.01)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.10)	(.51)	(.52)	(.12)
Total distributions	(.11)	(.61)	(.64)	(.21)
Net asset value, end of period	$10.95	$10.43	$11.40	$11.37
Total ReturnC,D	6.11%	(3.31)%	6.07%	3.94%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.34%	.36%	.37%G
Expenses net of fee waivers, if any	.33%G	.34%	.35%	.35%G
Expenses net of all reductions	.33%G	.34%	.35%	.35%G
Net investment income (loss)	.76%G	1.13%	1.42%	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$107	$110	$104
Portfolio turnover rateE	45%G	17%	21%	88%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	18.3	18.0
Strategic Advisers Core Multi-Manager Fund Class F	16.6	17.2
Strategic Advisers Value Multi-Manager Fund Class F	16.5	17.2
Strategic Advisers Growth Multi-Manager Fund Class F	13.9	14.4
Strategic Advisers Core Income Multi-Manager Fund Class F	10.6	9.6
Strategic Advisers Emerging Markets Fund of Funds Class F	9.4	8.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.3	8.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
Fidelity Series Commodity Strategy Fund Class F	1.6	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
	98.7	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.9%
International Equity Funds	27.7%
Bond Funds	15.4%

Six months ago
Domestic Equity Funds	58.7%
International Equity Funds	26.8%
Bond Funds	14.4%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2030 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,244	$28,054
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,208	288,803
Strategic Advisers Growth Multi-Manager Fund Class F (b)	18,510	242,295
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	13,446	145,487
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,184	288,520
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,005,250)		993,159

International Equity Funds - 27.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,457	163,925
Strategic Advisers International Multi-Manager Fund Class F (b)	27,818	320,463
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $483,701)		484,388

Bond Funds - 15.4%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,102	11,422
Fidelity Series Floating Rate High Income Fund Class F (b)	463	4,358
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,031	10,391
Fidelity Series Real Estate Income Fund Class F (b)	752	8,435
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	18,316	185,354
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,885	48,361
TOTAL BOND FUNDS
(Cost $263,817)		268,321

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	558	558
Fidelity Series Short-Term Credit Fund Class F (b)	30	300
TOTAL SHORT-TERM FUNDS
(Cost $857)		858
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,753,625)		1,746,726
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157)
NET ASSETS - 100%		$1,746,569

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$479	$137	$58	$--	$558
Fidelity Series Commodity Strategy Fund Class F	18,828	14,321	6,660	--	28,054
Fidelity Series Emerging Markets Debt Fund Class F	9,206	2,292	987	290	11,422
Fidelity Series Floating Rate High Income Fund Class F	3,660	925	411	91	4,358
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578	3,704	1,072	10	10,391
Fidelity Series Real Estate Income Fund Class F	7,102	2,099	988	210	8,435
Fidelity Series Short-Term Credit Fund Class F	255	90	46	2	300
Strategic Advisers Core Income Multi-Manager Fund Class F	141,028	57,116	16,854	1,875	185,354
Strategic Advisers Core Multi-Manager Fund Class F	253,389	68,322	34,230	937	288,803
Strategic Advisers Emerging Markets Fund of Funds Class F	129,851	32,064	14,473	--	163,925
Strategic Advisers Growth Multi-Manager Fund Class F	211,438	58,821	29,819	707	242,295
Strategic Advisers Income Opportunities Fund of Funds Class F	43,810	6,259	4,702	1,280	48,361
Strategic Advisers International Multi-Manager Fund Class F	264,490	75,285	34,636	--	320,463
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	126,904	25,683	19,844	--	145,487
Strategic Advisers Value Multi-Manager Fund Class F	253,127	62,625	33,368	1,983	288,520
Total	$1,471,145	$409,743	$198,148	$7,385	$1,746,726

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,753,625) — See accompanying schedule		$1,746,726
Receivable for investments sold		3,995
Receivable for fund shares sold		4,438
Receivable from investment adviser for expense reductions		23
Total assets		1,755,182
Liabilities
Payable for investments purchased	$8,432
Distribution and service plan fees payable	22
Other affiliated payables	159
Total liabilities		8,613
Net Assets		$1,746,569
Net Assets consist of:
Paid in capital		$1,751,683
Undistributed net investment income		6,235
Accumulated undistributed net realized gain (loss) on investments		(4,450)
Net unrealized appreciation (depreciation) on investments		(6,899)
Net Assets		$1,746,569
Multi-Manager 2030:
Net Asset Value, offering price and redemption price per share ($1,529,558 ÷ 141,989 shares)		$10.77
Class L:
Net Asset Value, offering price and redemption price per share ($108,890 ÷ 10,111 shares)		$10.77
Class N:
Net Asset Value, offering price and redemption price per share ($108,121 ÷ 10,055 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,385
Expenses
Transfer agent fees	$917
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,051
Expense reductions	(121)	930
Net investment income (loss)		6,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(9,583)
Capital gain distributions from underlying funds	34,963
Total net realized gain (loss)		25,380
Change in net unrealized appreciation (depreciation) on underlying funds		73,570
Net gain (loss)		98,950
Net increase (decrease) in net assets resulting from operations		$105,405

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,455	$15,279
Net realized gain (loss)	25,380	9,998
Change in net unrealized appreciation (depreciation)	73,570	(59,522)
Net increase (decrease) in net assets resulting from operations	105,405	(34,245)
Distributions to shareholders from net investment income	(1,210)	(14,250)
Distributions to shareholders from net realized gain	–	(83,657)
Total distributions	(1,210)	(97,907)
Share transactions - net increase (decrease)	171,357	179,577
Total increase (decrease) in net assets	275,552	47,425
Net Assets
Beginning of period	1,471,017	1,423,592
End of period	$1,746,569	$1,471,017
Other Information
Undistributed net investment income end of period	$6,235	$990

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.52	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.11	.15	.19	.06
Net realized and unrealized gain (loss)	.65	(.52)	.59	1.14	.44
Total from investment operations	.69	(.41)	.74	1.33	.50
Distributions from net investment income	(.01)	(.12)	(.16)	(.14)	–
Distributions from net realized gain	–	(.68)	(.79)	(.17)	–
Total distributions	(.01)	(.81)C	(.95)	(.31)	–
Net asset value, end of period	$10.77	$10.09	$11.31	$11.52	$10.50
Total ReturnD,E	6.83%	(3.92)%	6.71%	12.76%	5.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.11%	.13%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.09%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.09%H
Net investment income (loss)	.81%H	1.08%	1.34%	1.74%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,530	$1,257	$1,201	$801	$105
Portfolio turnover rateF	25%H	54%	27%	63%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$11.31	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.04	.11	.15	.08
Net realized and unrealized gain (loss)	.65	(.52)	.60	.40
Total from investment operations	.69	(.41)	.75	.48
Distributions from net investment income	(.01)	(.12)	(.16)	(.08)
Distributions from net realized gain	–	(.68)	(.79)	(.11)
Total distributions	(.01)	(.81)C	(.95)	(.19)
Net asset value, end of period	$10.77	$10.09	$11.31	$11.51
Total ReturnD,E	6.83%	(3.90)%	6.80%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.11%	.11%H
Expenses net of fee waivers, if any	.09%H	.10%	.10%	.10%H
Expenses net of all reductions	.09%H	.10%	.10%	.10%H
Net investment income (loss)	.82%H	1.08%	1.34%	2.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$111	$104
Portfolio turnover rateF	25%H	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.684 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2030 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$11.30	$11.51	$11.22
Income from Investment Operations
Net investment income (loss)B	.03	.09	.13	.07
Net realized and unrealized gain (loss)	.64	(.53)	.58	.41
Total from investment operations	.67	(.44)	.71	.48
Distributions from net investment income	–C	(.10)	(.13)	(.08)
Distributions from net realized gain	–	(.68)	(.79)	(.11)
Total distributions	–C	(.78)	(.92)	(.19)
Net asset value, end of period	$10.75	$10.08	$11.30	$11.51
Total ReturnD,E	6.68%	(4.12)%	6.44%	4.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%	.36%	.37%H
Expenses net of fee waivers, if any	.34%H	.35%	.35%	.35%H
Expenses net of all reductions	.34%H	.35%	.35%	.35%H
Net investment income (loss)	.57%H	.83%	1.09%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	25%H	54%	27%	63%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.1
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.3%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2035 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,939	$31,772
Strategic Advisers Core Multi-Manager Fund Class F (b)	29,300	349,551
Strategic Advisers Growth Multi-Manager Fund Class F (b)	22,412	293,368
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,271	176,056
Strategic Advisers Value Multi-Manager Fund Class F (b)	25,650	349,352
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,223,360)		1,200,099

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,973	187,548
Strategic Advisers International Multi-Manager Fund Class F (b)	33,714	388,378
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $569,967)		575,926

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,198	12,410
Fidelity Series Floating Rate High Income Fund Class F (b)	497	4,681
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,106	11,151
Fidelity Series Real Estate Income Fund Class F (b)	816	9,159
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	900	9,112
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,349	52,954
TOTAL BOND FUNDS
(Cost $98,984)		99,467

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	598	598
Fidelity Series Short-Term Credit Fund Class F (b)	32	323
TOTAL SHORT-TERM FUNDS
(Cost $920)		921
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,893,231)		1,876,413
NET OTHER ASSETS (LIABILITIES) - 0.0%		(164)
NET ASSETS - 100%		$1,876,249

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$574	$136	$111	$--	$598
Fidelity Series Commodity Strategy Fund Class F	23,073	11,840	4,980	--	31,772
Fidelity Series Emerging Markets Debt Fund Class F	11,299	2,129	2,040	328	12,410
Fidelity Series Floating Rate High Income Fund Class F	4,467	851	850	101	4,681
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,257	3,698	2,001	11	11,151
Fidelity Series Real Estate Income Fund Class F	8,740	1,984	1,828	230	9,159
Fidelity Series Short-Term Credit Fund Class F	287	108	73	2	323
Strategic Advisers Core Income Multi-Manager Fund Class F	8,995	3,222	3,338	102	9,112
Strategic Advisers Core Multi-Manager Fund Class F	343,740	70,059	67,266	1,084	349,551
Strategic Advisers Emerging Markets Fund of Funds Class F	168,959	32,634	32,211	--	187,548
Strategic Advisers Growth Multi-Manager Fund Class F	286,826	60,653	56,948	818	293,368
Strategic Advisers Income Opportunities Fund of Funds Class F	52,943	6,615	10,002	1,465	52,954
Strategic Advisers International Multi-Manager Fund Class F	361,510	81,299	72,152	--	388,378
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	172,149	24,182	36,071	--	176,056
Strategic Advisers Value Multi-Manager Fund Class F	343,389	62,367	64,935	2,293	349,352
Total	$1,796,208	$361,777	$354,806	$6,434	$1,876,413

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,893,231) — See accompanying schedule		$1,876,413
Receivable for investments sold		2,010
Receivable for fund shares sold		12,362
Receivable from investment adviser for expense reductions		77
Total assets		1,890,862
Liabilities
Payable for investments purchased	$14,371
Distribution and service plan fees payable	22
Other affiliated payables	220
Total liabilities		14,613
Net Assets		$1,876,249
Net Assets consist of:
Paid in capital		$1,885,231
Undistributed net investment income		5,472
Accumulated undistributed net realized gain (loss) on investments		2,364
Net unrealized appreciation (depreciation) on investments		(16,818)
Net Assets		$1,876,249
Multi-Manager 2035:
Net Asset Value, offering price and redemption price per share ($1,659,137 ÷ 150,503 shares)		$11.02
Class L:
Net Asset Value, offering price and redemption price per share ($108,939 ÷ 9,880 shares)		$11.03
Class N:
Net Asset Value, offering price and redemption price per share ($108,173 ÷ 9,829 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$6,434
Expenses
Transfer agent fees	$1,320
Distribution and service plan fees	131
Independent trustees' fees and expenses	4
Total expenses before reductions	1,455
Expense reductions	(426)	1,029
Net investment income (loss)		5,405
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(22,426)
Capital gain distributions from underlying funds	40,431
Total net realized gain (loss)		18,005
Change in net unrealized appreciation (depreciation) on underlying funds		95,658
Net gain (loss)		113,663
Net increase (decrease) in net assets resulting from operations		$119,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,405	$14,634
Net realized gain (loss)	18,005	42,042
Change in net unrealized appreciation (depreciation)	95,658	(101,836)
Net increase (decrease) in net assets resulting from operations	119,068	(45,160)
Distributions to shareholders from net investment income	(476)	(14,091)
Distributions to shareholders from net realized gain	(22,028)	(77,195)
Total distributions	(22,504)	(91,286)
Share transactions - net increase (decrease)	(16,373)	736,362
Total increase (decrease) in net assets	80,191	599,916
Net Assets
Beginning of period	1,796,058	1,196,142
End of period	$1,876,249	$1,796,058
Other Information
Undistributed net investment income end of period	$5,472	$543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$11.65	$11.75	$10.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.15	.05
Net realized and unrealized gain (loss)	.70	(.59)	.64	1.36	.51
Total from investment operations	.73	(.48)	.79	1.51	.56
Distributions from net investment income	–C	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.13)	(.64)	(.75)	(.18)	–
Total distributions	(.13)	(.75)D	(.89)E	(.32)	–
Net asset value, end of period	$11.02	$10.42	$11.65	$11.75	$10.56
Total ReturnF,G	7.14%	(4.45)%	6.95%	14.45%	5.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.15%J	.16%	.18%	.17%	.20%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%J
Net investment income (loss)	.61%J	1.07%	1.25%	1.36%	1.84%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,659	$1,583	$973	$412	$127
Portfolio turnover rateI	39%J	18%	11%	32%	1%K

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.643 per share.

 E Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Annualized

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$11.65	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.08
Net realized and unrealized gain (loss)	.70	(.59)	.64	.43
Total from investment operations	.73	(.47)	.79	.51
Distributions from net investment income	–C	(.10)	(.14)	(.09)
Distributions from net realized gain	(.13)	(.64)	(.75)	(.14)
Total distributions	(.13)	(.75)D	(.89)	(.23)
Net asset value, end of period	$11.03	$10.43	$11.65	$11.75
Total ReturnE,F	7.14%	(4.36)%	6.94%	4.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.12%	.12%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%I
Net investment income (loss)	.62%I	1.07%	1.25%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateH	39%I	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.643 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2035 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$11.64	$11.75	$11.47
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.07
Net realized and unrealized gain (loss)	.71	(.60)	.63	.44
Total from investment operations	.73	(.51)	.75	.51
Distributions from net investment income	–	(.08)	(.11)	(.09)
Distributions from net realized gain	(.13)	(.64)	(.75)	(.14)
Total distributions	(.13)	(.72)	(.86)	(.23)
Net asset value, end of period	$11.01	$10.41	$11.64	$11.75
Total ReturnC,D	6.99%	(4.65)%	6.58%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.37%	.38%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%	.35%G
Net investment income (loss)	.37%G	.81%	1.00%	1.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	39%G	18%	11%	32%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.0
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	15.9
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.8
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2040 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,200	$17,120
Strategic Advisers Core Multi-Manager Fund Class F (b)	15,738	187,760
Strategic Advisers Growth Multi-Manager Fund Class F (b)	12,047	157,700
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	8,747	94,638
Strategic Advisers Value Multi-Manager Fund Class F (b)	13,782	187,707
TOTAL DOMESTIC EQUITY FUNDS
(Cost $667,601)		644,925

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	10,740	100,846
Strategic Advisers International Multi-Manager Fund Class F (b)	18,112	208,645
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $311,419)		309,491

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	653	6,763
Fidelity Series Floating Rate High Income Fund Class F (b)	267	2,518
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	594	5,989
Fidelity Series Real Estate Income Fund Class F (b)	442	4,965
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	488	4,943
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,835	28,065
TOTAL BOND FUNDS
(Cost $53,786)		53,243

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	322	322
Fidelity Series Short-Term Credit Fund Class F (b)	17	172
TOTAL SHORT-TERM FUNDS
(Cost $494)		494
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,033,300)		1,008,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101)
NET ASSETS - 100%		$1,008,052

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$301	$93	$72	$--	$322
Fidelity Series Commodity Strategy Fund Class F	12,113	6,998	2,945	--	17,120
Fidelity Series Emerging Markets Debt Fund Class F	6,035	1,529	1,342	176	6,763
Fidelity Series Floating Rate High Income Fund Class F	2,346	617	559	54	2,518
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913	2,391	1,414	6	5,989
Fidelity Series Real Estate Income Fund Class F	4,636	1,377	1,179	124	4,965
Fidelity Series Short-Term Credit Fund Class F	151	69	48	1	172
Strategic Advisers Core Income Multi-Manager Fund Class F	4,724	1,969	1,866	54	4,943
Strategic Advisers Core Multi-Manager Fund Class F	179,585	52,420	45,239	593	187,760
Strategic Advisers Emerging Markets Fund of Funds Class F	88,703	23,966	21,325	--	100,846
Strategic Advisers Growth Multi-Manager Fund Class F	149,643	44,688	37,787	447	157,700
Strategic Advisers Income Opportunities Fund of Funds Class F	27,408	5,168	6,259	758	28,065
Strategic Advisers International Multi-Manager Fund Class F	190,064	57,231	48,487	--	208,645
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	92,320	19,500	25,344	--	94,638
Strategic Advisers Value Multi-Manager Fund Class F	180,338	46,525	43,223	1,253	187,707
Total	$943,280	$264,541	$237,089	$3,466	$1,008,153

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,033,300) — See accompanying schedule		$1,008,153
Receivable for investments sold		30,345
Receivable for fund shares sold		12,156
Receivable from investment adviser for expense reductions		84
Total assets		1,050,738
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	1,891
Payable for fund shares redeemed	40,612
Distribution and service plan fees payable	22
Other affiliated payables	160
Total liabilities		42,686
Net Assets		$1,008,052
Net Assets consist of:
Paid in capital		$1,033,521
Undistributed net investment income		2,858
Accumulated undistributed net realized gain (loss) on investments		(3,180)
Net unrealized appreciation (depreciation) on investments		(25,147)
Net Assets		$1,008,052
Multi-Manager 2040:
Net Asset Value, offering price and redemption price per share ($790,936 ÷ 72,214 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($108,941 ÷ 9,946 shares)		$10.95
Class N:
Net Asset Value, offering price and redemption price per share ($108,175 ÷ 9,896 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,466
Expenses
Transfer agent fees	$932
Distribution and service plan fees	131
Independent trustees' fees and expenses	2
Total expenses before reductions	1,065
Expense reductions	(457)	608
Net investment income (loss)		2,858
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(11,676)
Capital gain distributions from underlying funds	22,107
Total net realized gain (loss)		10,431
Change in net unrealized appreciation (depreciation) on underlying funds		49,095
Net gain (loss)		59,526
Net increase (decrease) in net assets resulting from operations		$62,384

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,858	$8,704
Net realized gain (loss)	10,431	24,573
Change in net unrealized appreciation (depreciation)	49,095	(70,157)
Net increase (decrease) in net assets resulting from operations	62,384	(36,880)
Distributions to shareholders from net investment income	–	(8,470)
Distributions to shareholders from net realized gain	(13,224)	(52,618)
Total distributions	(13,224)	(61,088)
Share transactions - net increase (decrease)	15,706	273,688
Total increase (decrease) in net assets	64,866	175,720
Net Assets
Beginning of period	943,186	767,466
End of period	$1,008,052	$943,186
Other Information
Undistributed net investment income end of period	$2,858	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.15	.06
Net realized and unrealized gain (loss)	.70	(.58)	.63	1.39	.51
Total from investment operations	.73	(.47)	.78	1.54	.57
Distributions from net investment income	–	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.15)	(.71)	(.77)	(.17)	–
Total distributions	(.15)	(.81)	(.93)C	(.31)	–
Net asset value, end of period	$10.95	$10.37	$11.65	$11.80	$10.57
Total ReturnD,E	7.11%	(4.35)%	6.81%	14.75%	5.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%H	.21%	.23%	.21%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.06%	1.28%	1.32%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$791	$730	$544	$307	$106
Portfolio turnover rateG	49%H	18%	24%	54%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.65	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.07
Net realized and unrealized gain (loss)	.70	(.58)	.63	.44
Total from investment operations	.73	(.47)	.78	.51
Distributions from net investment income	–	(.10)	(.15)	(.09)
Distributions from net realized gain	(.15)	(.71)	(.77)	(.13)
Total distributions	(.15)	(.81)	(.92)	(.21)C
Net asset value, end of period	$10.95	$10.37	$11.65	$11.79
Total ReturnD,E	7.11%	(4.36)%	6.87%	4.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.11%	.13%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.06%	1.28%	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateG	49%H	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2040 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.64	$11.79	$11.49
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.07
Net realized and unrealized gain (loss)	.70	(.59)	.62	.44
Total from investment operations	.72	(.50)	.74	.51
Distributions from net investment income	–	(.08)	(.12)	(.09)
Distributions from net realized gain	(.15)	(.70)	(.77)	(.13)
Total distributions	(.15)	(.78)	(.89)	(.21)C
Net asset value, end of period	$10.93	$10.36	$11.64	$11.79
Total ReturnD,E	7.02%	(4.60)%	6.53%	4.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.36%	.38%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%H
Net investment income (loss)	.38%H	.81%	1.03%	1.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateG	49%H	18%	24%	54%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2045 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,599	$29,956
Strategic Advisers Core Multi-Manager Fund Class F (b)	27,362	326,424
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,927	273,931
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,195	164,405
Strategic Advisers Value Multi-Manager Fund Class F (b)	23,951	326,217
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,157,224)		1,120,933

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,683	175,437
Strategic Advisers International Multi-Manager Fund Class F (b)	31,499	362,874
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $540,972)		538,311

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,125	11,658
Fidelity Series Floating Rate High Income Fund Class F (b)	464	4,367
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,047	10,549
Fidelity Series Real Estate Income Fund Class F (b)	767	8,602
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	868	8,785
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,924	48,749
TOTAL BOND FUNDS
(Cost $92,953)		92,710

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	571	571
Fidelity Series Short-Term Credit Fund Class F (b)	31	308
TOTAL SHORT-TERM FUNDS
(Cost $877)		879
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,792,026)		1,752,833
NET OTHER ASSETS (LIABILITIES) - 0.0%		(155)
NET ASSETS - 100%		$1,752,678

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$471	$170	$70	$--	$571
Fidelity Series Commodity Strategy Fund Class F	18,893	13,012	3,524	--	29,956
Fidelity Series Emerging Markets Debt Fund Class F	9,450	2,667	1,354	291	11,658
Fidelity Series Floating Rate High Income Fund Class F	3,669	1,079	564	89	4,367
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,681	4,067	1,370	10	10,549
Fidelity Series Real Estate Income Fund Class F	7,270	2,388	1,276	207	8,602
Fidelity Series Short-Term Credit Fund Class F	237	116	46	1	308
Strategic Advisers Core Income Multi-Manager Fund Class F	7,386	3,868	2,666	89	8,785
Strategic Advisers Core Multi-Manager Fund Class F	282,279	91,304	49,306	973	326,424
Strategic Advisers Emerging Markets Fund of Funds Class F	138,627	39,623	19,372	--	175,437
Strategic Advisers Growth Multi-Manager Fund Class F	235,538	78,026	41,998	735	273,931
Strategic Advisers Income Opportunities Fund of Funds Class F	42,627	9,541	6,263	1,236	48,749
Strategic Advisers International Multi-Manager Fund Class F	297,517	92,660	44,311	--	362,874
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	141,368	35,637	26,491	--	164,405
Strategic Advisers Value Multi-Manager Fund Class F	281,995	83,409	46,363	2,063	326,217
Total	$1,475,008	$457,567	$244,974	$5,694	$1,752,833

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,792,026) — See accompanying schedule		$1,752,833
Receivable for investments sold		1,392
Receivable for fund shares sold		13,384
Receivable from investment adviser for expense reductions		116
Total assets		1,767,725
Liabilities
Payable for investments purchased	$14,781
Distribution and service plan fees payable	22
Other affiliated payables	244
Total liabilities		15,047
Net Assets		$1,752,678
Net Assets consist of:
Paid in capital		$1,786,690
Undistributed net investment income		4,772
Accumulated undistributed net realized gain (loss) on investments		409
Net unrealized appreciation (depreciation) on investments		(39,193)
Net Assets		$1,752,678
Multi-Manager 2045:
Net Asset Value, offering price and redemption price per share ($1,535,600 ÷ 137,509 shares)		$11.17
Class L:
Net Asset Value, offering price and redemption price per share ($108,920 ÷ 9,752 shares)		$11.17
Class N:
Net Asset Value, offering price and redemption price per share ($108,158 ÷ 9,700 shares)		$11.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,694
Expenses
Transfer agent fees	$1,421
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,555
Expense reductions	(633)	922
Net investment income (loss)		4,772
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	312
Capital gain distributions from underlying funds	36,340
Total net realized gain (loss)		36,652
Change in net unrealized appreciation (depreciation) on underlying funds		64,919
Net gain (loss)		101,571
Net increase (decrease) in net assets resulting from operations		$106,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,772	$14,454
Net realized gain (loss)	36,652	18,047
Change in net unrealized appreciation (depreciation)	64,919	(93,334)
Net increase (decrease) in net assets resulting from operations	106,343	(60,833)
Distributions to shareholders from net investment income	–	(14,640)
Distributions to shareholders from net realized gain	(18,309)	(69,085)
Total distributions	(18,309)	(83,725)
Share transactions - net increase (decrease)	189,780	452,162
Total increase (decrease) in net assets	277,814	307,604
Net Assets
Beginning of period	1,474,864	1,167,260
End of period	$1,752,678	$1,474,864
Other Information
Undistributed net investment income end of period	$4,772	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.83	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.15	.06
Net realized and unrealized gain (loss)	.72	(.61)	.64	1.42	.53
Total from investment operations	.75	(.49)	.79	1.57	.59
Distributions from net investment income	–	(.11)	(.15)	(.15)	–
Distributions from net realized gain	(.13)	(.59)	(.74)	(.19)	–
Total distributions	(.13)	(.69)C	(.89)	(.33)D	–
Net asset value, end of period	$11.17	$10.55	$11.73	$11.83	$10.59
Total ReturnE,F	7.20%	(4.40)%	6.88%	15.00%	5.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.19%I	.20%	.25%	.25%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%I
Net investment income (loss)	.62%I	1.09%	1.23%	1.34%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,536	$1,262	$944	$331	$106
Portfolio turnover rateG	31%I	23%	16%	38%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.587 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.73	$11.83	$11.54
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.07
Net realized and unrealized gain (loss)	.71	(.60)	.63	.45
Total from investment operations	.74	(.48)	.78	.52
Distributions from net investment income	–	(.11)	(.14)	(.09)
Distributions from net realized gain	(.13)	(.59)	(.74)	(.14)
Total distributions	(.13)	(.69)C	(.88)	(.23)
Net asset value, end of period	$11.17	$10.56	$11.73	$11.83
Total ReturnD,E	7.10%	(4.33)%	6.85%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.12%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.62%H	1.09%	1.23%	1.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateF	31%H	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.587 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2045 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.55	$11.73	$11.82	$11.54
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.06
Net realized and unrealized gain (loss)	.71	(.60)	.65	.45
Total from investment operations	.73	(.51)	.77	.51
Distributions from net investment income	–	(.08)	(.12)	(.09)
Distributions from net realized gain	(.13)	(.58)	(.74)	(.14)
Total distributions	(.13)	(.67)C	(.86)	(.23)
Net asset value, end of period	$11.15	$10.55	$11.73	$11.82
Total ReturnD,E	6.98%	(4.65)%	6.68%	4.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.37%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%H
Net investment income (loss)	.37%H	.84%	.98%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	31%H	23%	16%	38%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.581 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.7	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.8	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	64.0%
International Equity Funds	30.7%
Bond Funds	5.3%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2050 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,538	$24,278
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,383	267,023
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,135	224,295
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,445	134,653
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,601	266,972
TOTAL DOMESTIC EQUITY FUNDS
(Cost $941,210)		917,221

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,280	143,477
Strategic Advisers International Multi-Manager Fund Class F (b)	25,757	296,717
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $439,904)		440,194

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	922	9,554
Fidelity Series Floating Rate High Income Fund Class F (b)	379	3,572
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	845	8,520
Fidelity Series Real Estate Income Fund Class F (b)	626	7,019
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	688	6,960
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,038	39,975
TOTAL BOND FUNDS
(Cost $76,221)		75,600

Short-Term Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	456	456
Fidelity Series Short-Term Credit Fund Class F (b)	25	248
TOTAL SHORT-TERM FUNDS
(Cost $702)		704
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,458,037)		1,433,719
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131)
NET ASSETS - 100%		$1,433,588

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$431	$123	$98	$--	$456
Fidelity Series Commodity Strategy Fund Class F	17,336	9,337	3,709	--	24,278
Fidelity Series Emerging Markets Debt Fund Class F	8,585	1,959	1,767	253	9,554
Fidelity Series Floating Rate High Income Fund Class F	3,358	788	736	77	3,572
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,986	3,250	1,865	9	8,520
Fidelity Series Real Estate Income Fund Class F	6,605	1,789	1,568	179	7,019
Fidelity Series Short-Term Credit Fund Class F	219	88	61	1	248
Strategic Advisers Core Income Multi-Manager Fund Class F	6,761	2,554	2,527	78	6,960
Strategic Advisers Core Multi-Manager Fund Class F	258,069	66,323	59,102	871	267,023
Strategic Advisers Emerging Markets Fund of Funds Class F	126,946	30,439	28,167	--	143,477
Strategic Advisers Growth Multi-Manager Fund Class F	215,609	56,205	49,508	657	224,295
Strategic Advisers Income Opportunities Fund of Funds Class F	39,163	6,607	8,348	1,099	39,975
Strategic Advisers International Multi-Manager Fund Class F	272,269	74,504	64,295	--	296,717
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	129,729	23,762	31,102	--	134,653
Strategic Advisers Value Multi-Manager Fund Class F	258,133	58,832	56,186	1,845	266,972
Total	$1,350,199	$336,560	$309,039	$5,069	$1,433,719

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,458,037) — See accompanying schedule		$1,433,719
Receivable for investments sold		49,658
Receivable for fund shares sold		16,028
Receivable from investment adviser for expense reductions		111
Total assets		1,499,516
Liabilities
Payable for investments purchased	$2,441
Payable for fund shares redeemed	63,245
Distribution and service plan fees payable	22
Other affiliated payables	220
Total liabilities		65,928
Net Assets		$1,433,588
Net Assets consist of:
Paid in capital		$1,454,386
Undistributed net investment income		4,199
Accumulated undistributed net realized gain (loss) on investments		(679)
Net unrealized appreciation (depreciation) on investments		(24,318)
Net Assets		$1,433,588
Multi-Manager 2050:
Net Asset Value, offering price and redemption price per share ($1,216,540 ÷ 111,108 shares)		$10.95
Class L:
Net Asset Value, offering price and redemption price per share ($108,907 ÷ 9,944 shares)		$10.95
Class N:
Net Asset Value, offering price and redemption price per share ($108,141 ÷ 9,892 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,069
Expenses
Transfer agent fees	$1,288
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,422
Expense reductions	(601)	821
Net investment income (loss)		4,248
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(13,599)
Capital gain distributions from underlying funds	32,510
Total net realized gain (loss)		18,911
Change in net unrealized appreciation (depreciation) on underlying funds		69,596
Net gain (loss)		88,507
Net increase (decrease) in net assets resulting from operations		$92,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,248	$12,305
Net realized gain (loss)	18,911	31,574
Change in net unrealized appreciation (depreciation)	69,596	(85,853)
Net increase (decrease) in net assets resulting from operations	92,755	(41,974)
Distributions to shareholders from net investment income	(336)	(12,018)
Distributions to shareholders from net realized gain	(18,095)	(76,953)
Total distributions	(18,431)	(88,971)
Share transactions - net increase (decrease)	9,185	302,445
Total increase (decrease) in net assets	83,509	171,500
Net Assets
Beginning of period	1,350,079	1,178,579
End of period	$1,433,588	$1,350,079
Other Information
Undistributed net investment income end of period	$4,199	$287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.16	.06
Net realized and unrealized gain (loss)	.70	(.58)	.63	1.43	.54
Total from investment operations	.73	(.47)	.78	1.59	.60
Distributions from net investment income	–C	(.11)	(.16)	(.15)	–
Distributions from net realized gain	(.15)	(.72)	(.81)	(.19)	–
Total distributions	(.15)	(.83)	(.96)D	(.34)	–
Net asset value, end of period	$10.95	$10.37	$11.67	$11.85	$10.60
Total ReturnE,F	7.13%	(4.38)%	6.85%	15.13%	6.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.22%	.20%	.20%	.21%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%I
Net investment income (loss)	.64%I	1.06%	1.28%	1.38%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,217	$1,137	$956	$611	$106
Portfolio turnover rateG	45%I	31%	15%	21%	1%J

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.67	$11.85	$11.56
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.07
Net realized and unrealized gain (loss)	.70	(.58)	.63	.45
Total from investment operations	.73	(.47)	.78	.52
Distributions from net investment income	–C	(.11)	(.16)	(.09)
Distributions from net realized gain	(.15)	(.72)	(.81)	(.15)
Total distributions	(.15)	(.83)	(.96)D	(.23)E
Net asset value, end of period	$10.95	$10.37	$11.67	$11.85
Total ReturnF,G	7.12%	(4.39)%	6.84%	4.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.11%	.11%	.11%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.10%	.10%	.10%J
Net investment income (loss)	.63%J	1.05%	1.28%	1.99%J
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateH	45%J	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

 E Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2050 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$11.66	$11.84	$11.56
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.06
Net realized and unrealized gain (loss)	.69	(.59)	.63	.45
Total from investment operations	.71	(.50)	.75	.51
Distributions from net investment income	–	(.09)	(.13)	(.08)
Distributions from net realized gain	(.14)	(.71)	(.81)	(.15)
Total distributions	(.14)	(.80)	(.93)C	(.23)
Net asset value, end of period	$10.93	$10.36	$11.66	$11.84
Total ReturnD,E	6.99%	(4.62)%	6.57%	4.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.36%	.36%	.37%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%H
Net investment income (loss)	.38%H	.80%	1.03%	1.74%H
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateF	45%H	31%	15%	21%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.2
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.6	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	2.9
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.7	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.6%
Bond Funds	5.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2055 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,590	$24,556
Strategic Advisers Core Multi-Manager Fund Class F (b)	22,702	270,830
Strategic Advisers Growth Multi-Manager Fund Class F (b)	17,368	227,348
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	12,611	136,447
Strategic Advisers Value Multi-Manager Fund Class F (b)	19,872	270,656
TOTAL DOMESTIC EQUITY FUNDS
(Cost $962,197)		929,837

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	15,466	145,223
Strategic Advisers International Multi-Manager Fund Class F (b)	26,124	300,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $448,854)		446,175

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	942	9,762
Fidelity Series Floating Rate High Income Fund Class F (b)	385	3,627
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	857	8,639
Fidelity Series Real Estate Income Fund Class F (b)	635	7,129
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	691	6,991
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,173	41,313
TOTAL BOND FUNDS
(Cost $78,255)		77,461

Short-Term Funds - 0.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	465	465
Fidelity Series Short-Term Credit Fund Class F (b)	25	249
TOTAL SHORT-TERM FUNDS
(Cost $713)		714
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,490,019)		1,454,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(136)
NET ASSETS - 100%		$1,454,051

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$439	$128	$103	$--	$465
Fidelity Series Commodity Strategy Fund Class F	17,731	9,389	3,869	--	24,556
Fidelity Series Emerging Markets Debt Fund Class F	8,817	2,102	1,930	252	9,762
Fidelity Series Floating Rate High Income Fund Class F	3,424	847	805	76	3,627
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,044	3,297	1,850	8	8,639
Fidelity Series Real Estate Income Fund Class F	6,737	1,898	1,695	176	7,129
Fidelity Series Short-Term Credit Fund Class F	211	106	69	1	249
Strategic Advisers Core Income Multi-Manager Fund Class F	6,894	2,536	2,609	76	6,991
Strategic Advisers Core Multi-Manager Fund Class F	263,072	70,116	64,019	846	270,830
Strategic Advisers Emerging Markets Fund of Funds Class F	129,496	32,151	30,266	--	145,223
Strategic Advisers Growth Multi-Manager Fund Class F	219,840	59,672	54,091	638	227,348
Strategic Advisers Income Opportunities Fund of Funds Class F	39,820	8,287	9,326	1,097	41,313
Strategic Advisers International Multi-Manager Fund Class F	277,647	79,082	69,619	--	300,952
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	132,336	26,082	33,791	--	136,447
Strategic Advisers Value Multi-Manager Fund Class F	263,199	63,221	61,654	1,793	270,656
Total	$1,376,707	$358,914	$335,696	$4,963	$1,454,187

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,490,019) — See accompanying schedule		$1,454,187
Receivable for investments sold		48,778
Receivable for fund shares sold		16,903
Receivable from investment adviser for expense reductions		146
Total assets		1,520,014
Liabilities
Payable for investments purchased	$2,624
Payable for fund shares redeemed	63,063
Distribution and service plan fees payable	22
Other affiliated payables	254
Total liabilities		65,963
Net Assets		$1,454,051
Net Assets consist of:
Paid in capital		$1,488,856
Undistributed net investment income		4,151
Accumulated undistributed net realized gain (loss) on investments		(3,124)
Net unrealized appreciation (depreciation) on investments		(35,832)
Net Assets		$1,454,051
Multi-Manager 2055:
Net Asset Value, offering price and redemption price per share ($1,237,043 ÷ 110,895 shares)		$11.16
Class L:
Net Asset Value, offering price and redemption price per share ($108,885 ÷ 9,759 shares)		$11.16
Class N:
Net Asset Value, offering price and redemption price per share ($108,123 ÷ 9,715 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,963
Expenses
Transfer agent fees	$1,497
Distribution and service plan fees	131
Independent trustees' fees and expenses	3
Total expenses before reductions	1,631
Expense reductions	(819)	812
Net investment income (loss)		4,151
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(23,011)
Capital gain distributions from underlying funds	31,584
Total net realized gain (loss)		8,573
Change in net unrealized appreciation (depreciation) on underlying funds		77,270
Net gain (loss)		85,843
Net increase (decrease) in net assets resulting from operations		$89,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,151	$12,241
Net realized gain (loss)	8,573	38,291
Change in net unrealized appreciation (depreciation)	77,270	(97,832)
Net increase (decrease) in net assets resulting from operations	89,994	(47,300)
Distributions to shareholders from net investment income	–	(11,755)
Distributions to shareholders from net realized gain	(18,897)	(69,001)
Total distributions	(18,897)	(80,756)
Share transactions - net increase (decrease)	6,374	425,655
Total increase (decrease) in net assets	77,471	297,599
Net Assets
Beginning of period	1,376,580	1,078,981
End of period	$1,454,051	$1,376,580
Other Information
Undistributed net investment income end of period	$4,151	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$10.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11	.15	.15	.06
Net realized and unrealized gain (loss)	.72	(.59)	.64	1.50	.56
Total from investment operations	.75	(.48)	.79	1.65	.62
Distributions from net investment income	–	(.10)	(.15)	(.14)	–
Distributions from net realized gain	(.16)	(.68)	(.75)	(.18)	–
Total distributions	(.16)	(.79)C	(.90)	(.32)	–
Net asset value, end of period	$11.16	$10.57	$11.84	$11.95	$10.62
Total ReturnD,E	7.17%	(4.38)%	6.83%	15.67%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H	.25%	.26%	.24%	.21%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.05%	1.26%	1.34%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,237	$1,164	$856	$357	$106
Portfolio turnover rateG	49%H	15%	11%	19%	1%I

 A For the period December 20, 2012 (commencement of operations) to March 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.84	$11.95	$11.64
Income from Investment Operations
Net investment income (loss)B	.03	.12	.15	.07
Net realized and unrealized gain (loss)	.72	(.60)	.64	.46
Total from investment operations	.75	(.48)	.79	.53
Distributions from net investment income	–	(.10)	(.15)	(.08)
Distributions from net realized gain	(.16)	(.68)	(.75)	(.14)
Total distributions	(.16)	(.79)C	(.90)	(.22)
Net asset value, end of period	$11.16	$10.57	$11.84	$11.95
Total ReturnD,E	7.17%	(4.39)%	6.81%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.11%	.12%	.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%H
Net investment income (loss)	.63%H	1.05%	1.26%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$107	$112	$105
Portfolio turnover rateG	49%H	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.79 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2055 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$10.56	$11.83	$11.94	$11.64
Income from Investment Operations
Net investment income (loss)B	.02	.09	.12	.06
Net realized and unrealized gain (loss)	.71	(.59)	.64	.45
Total from investment operations	.73	(.50)	.76	.51
Distributions from net investment income	–	(.08)	(.12)	(.08)
Distributions from net realized gain	(.16)	(.68)	(.75)	(.14)
Total distributions	(.16)	(.77)C	(.87)	(.21)D
Net asset value, end of period	$11.13	$10.56	$11.83	$11.94
Total ReturnE,F	6.99%	(4.57)%	6.54%	4.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.36%	.37%	.38%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%	.35%I
Net investment income (loss)	.38%I	.80%	1.01%	1.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$108	$106	$111	$104
Portfolio turnover rateH	49%I	15%	11%	19%

 A For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Strategic Advisers International Multi-Manager Fund Class F	20.7	20.1
Strategic Advisers Core Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Value Multi-Manager Fund Class F	18.6	19.1
Strategic Advisers Growth Multi-Manager Fund Class F	15.6	16.0
Strategic Advisers Emerging Markets Fund of Funds Class F	10.0	9.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	9.6
Strategic Advisers Income Opportunities Fund of Funds Class F	2.8	3.0
Fidelity Series Commodity Strategy Fund Class F	1.7	1.3
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6	0.5
	98.7	98.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.9%
International Equity Funds	30.7%
Bond Funds	5.3%
Short-Term Funds	0.1%

Six months ago
Domestic Equity Funds	65.1%
International Equity Funds	29.5%
Bond Funds	5.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity® Multi-Manager 2060 Fund

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,705	$9,121
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,334	99,427
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,376	83,466
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,629	50,084
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,296	99,373
TOTAL DOMESTIC EQUITY FUNDS
(Cost $351,071)		341,471

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,673	53,268
Strategic Advisers International Multi-Manager Fund Class F (b)	9,594	110,522
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $166,031)		163,790

Bond Funds - 5.3%
Fidelity Series Emerging Markets Debt Fund Class F (b)	340	3,520
Fidelity Series Floating Rate High Income Fund Class F (b)	141	1,329
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	318	3,208
Fidelity Series Real Estate Income Fund Class F (b)	233	2,610
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	264	2,670
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,532	15,163
TOTAL BOND FUNDS
(Cost $28,756)		28,500

Short-Term Funds - 0.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31% (b)(c)	171	171
Fidelity Series Short-Term Credit Fund Class F (b)	9	91
TOTAL SHORT-TERM FUNDS
(Cost $262)		262
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $546,120)		534,023
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13)
NET ASSETS - 100%		$534,010

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.31%	$157	$36	$22	$--	$171
Fidelity Series Commodity Strategy Fund Class F	6,272	3,168	793	--	9,121
Fidelity Series Emerging Markets Debt Fund Class F	3,094	534	397	93	3,520
Fidelity Series Floating Rate High Income Fund Class F	1,221	213	166	29	1,329
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,541	1,030	418	3	3,208
Fidelity Series Real Estate Income Fund Class F	2,403	512	379	66	2,610
Fidelity Series Short-Term Credit Fund Class F	78	27	14	--	91
Strategic Advisers Core Income Multi-Manager Fund Class F	2,459	902	755	29	2,670
Strategic Advisers Core Multi-Manager Fund Class F	93,978	18,636	13,867	329	99,427
Strategic Advisers Emerging Markets Fund of Funds Class F	46,146	8,015	6,331	--	53,268
Strategic Advisers Growth Multi-Manager Fund Class F	78,419	16,278	11,986	247	83,466
Strategic Advisers Income Opportunities Fund of Funds Class F	14,594	1,945	2,370	428	15,163
Strategic Advisers International Multi-Manager Fund Class F	98,771	21,158	14,970	--	110,522
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	47,067	6,246	7,863	--	50,084
Strategic Advisers Value Multi-Manager Fund Class F	93,886	16,304	13,219	695	99,373
Total	$491,086	$95,004	$73,550	$1,919	$534,023

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $546,120) — See accompanying schedule		$534,023
Cash		66
Receivable for investments sold		13,987
Receivable for fund shares sold		4,268
Receivable from investment adviser for expense reductions		31
Total assets		552,375
Liabilities
Payable for investments purchased	$1,032
Payable for fund shares redeemed	17,243
Distribution and service plan fees payable	21
Other affiliated payables	69
Total liabilities		18,365
Net Assets		$534,010
Net Assets consist of:
Paid in capital		$537,040
Undistributed net investment income		1,539
Accumulated undistributed net realized gain (loss) on investments		7,528
Net unrealized appreciation (depreciation) on investments		(12,097)
Net Assets		$534,010
Multi-Manager 2060:
Net Asset Value, offering price and redemption price per share ($329,595 ÷ 33,795 shares)		$9.75
Class L:
Net Asset Value, offering price and redemption price per share ($102,484 ÷ 10,505 shares)		$9.76
Class N:
Net Asset Value, offering price and redemption price per share ($101,931 ÷ 10,473 shares)		$9.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,919
Expenses
Transfer agent fees	$423
Distribution and service plan fees	123
Independent trustees' fees and expenses	1
Total expenses before reductions	547
Expense reductions	(167)	380
Net investment income (loss)		1,539
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,050)
Capital gain distributions from underlying funds	12,246
Total net realized gain (loss)		9,196
Change in net unrealized appreciation (depreciation) on underlying funds		24,605
Net gain (loss)		33,801
Net increase (decrease) in net assets resulting from operations		$35,340

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,539	$4,003
Net realized gain (loss)	9,196	14,202
Change in net unrealized appreciation (depreciation)	24,605	(33,708)
Net increase (decrease) in net assets resulting from operations	35,340	(15,503)
Distributions to shareholders from net investment income	–	(3,886)
Distributions to shareholders from net realized gain	(6,755)	(22,886)
Total distributions	(6,755)	(26,772)
Share transactions - net increase (decrease)	14,419	185,709
Total increase (decrease) in net assets	43,004	143,434
Net Assets
Beginning of period	491,006	347,572
End of period	$534,010	$491,006
Other Information
Undistributed net investment income end of period	$1,539	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.08
Net realized and unrealized gain (loss)	.62	(.52)	.42
Total from investment operations	.65	(.42)	.50
Distributions from net investment income	–	(.09)	(.08)
Distributions from net realized gain	(.13)	(.60)	(.09)
Total distributions	(.13)	(.68)C	(.17)
Net asset value, end of period	$9.75	$9.23	$10.33
Total ReturnD,E	7.15%	(4.37)%	5.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H	.20%	.15%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%H
Net investment income (loss)	.65%H	1.07%	1.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$330	$290	$138
Portfolio turnover rateG	28%H	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class L

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.24	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.08
Net realized and unrealized gain (loss)	.62	(.52)	.43
Total from investment operations	.65	(.42)	.51
Distributions from net investment income	–	(.08)	(.08)
Distributions from net realized gain	(.13)	(.60)	(.09)
Total distributions	(.13)	(.68)	(.17)
Net asset value, end of period	$9.76	$9.24	$10.34
Total ReturnC,D	7.14%	(4.38)%	5.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.14%	.14%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.65%G	1.08%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$100	$105
Portfolio turnover rateF	28%G	8%	13%G

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Multi-Manager 2060 Fund Class N

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.08	.06
Net realized and unrealized gain (loss)	.61	(.52)	.43
Total from investment operations	.63	(.44)	.49
Distributions from net investment income	–	(.07)	(.07)
Distributions from net realized gain	(.13)	(.60)	(.09)
Total distributions	(.13)	(.66)C	(.16)
Net asset value, end of period	$9.73	$9.23	$10.33
Total ReturnD,E	6.93%	(4.57)%	4.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.39%	.38%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%H
Net investment income (loss)	.40%H	.82%	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$100	$105
Portfolio turnover rateG	28%H	8%	13%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.596 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016

1. Organization.

Fidelity Multi-Manager Income Fund, Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, Fidelity Multi-Manager 2015 Fund, Fidelity Multi-Manager 2020 Fund, Fidelity Multi-Manager 2025 Fund, Fidelity Multi-Manager 2030 Fund, Fidelity Multi-Manager 2035 Fund, Fidelity Multi-Manager 2040 Fund, Fidelity Multi-Manager 2045 Fund, Fidelity Multi-Manager 2050 Fund, Fidelity Multi-Manager 2055 Fund and Fidelity Multi-Manager 2060 Fund (the Funds) (formerly Strategic Advisers Multi-Manager Target Date Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and may also invest in unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Multi-Manager Income Fund	$1,358,211	$24,161	$(20,440)	$3,721
Fidelity Multi-Manager 2005 Fund	338,470	7,848	(8,743)	(895)
Fidelity Multi-Manager 2010 Fund	695,403	16,144	(17,598)	(1,454)
Fidelity Multi-Manager 2015 Fund	1,619,775	24,957	(62,901)	(37,944)
Fidelity Multi-Manager 2020 Fund	4,152,037	65,573	(157,795)	(92,222)
Fidelity Multi-Manager 2025 Fund	2,134,462	43,572	(53,854)	(10,282)
Fidelity Multi-Manager 2030 Fund	1,768,899	48,010	(70,183)	(22,173)
Fidelity Multi-Manager 2035 Fund	1,922,585	48,362	(94,534)	(46,172)
Fidelity Multi-Manager 2040 Fund	1,043,078	19,730	(54,655)	(34,925)
Fidelity Multi-Manager 2045 Fund	1,827,247	23,766	(98,180)	(74,414)
Fidelity Multi-Manager 2050 Fund	1,481,440	26,412	(74,133)	(47,721)
Fidelity Multi-Manager 2055 Fund	1,503,070	28,378	(77,261)	(48,883)
Fidelity Multi-Manager 2060 Fund	548,374	8,917	(23,268)	(14,351)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to March 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Multi-Manager Income Fund	$(5,515)
Fidelity Multi-Manager 2005 Fund	(1,356)
Fidelity Multi-Manager 2020 Fund	(6,580)
Fidelity Multi-Manager 2025 Fund	(475)
Fidelity Multi-Manager 2030 Fund	(11,853)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Multi-Manager Income Fund	476,497	178,588
Fidelity Multi-Manager 2005 Fund	19,775	37,190
Fidelity Multi-Manager 2010 Fund	171,948	283,031
Fidelity Multi-Manager 2015 Fund	151,894	335,611
Fidelity Multi-Manager 2020 Fund	748,808	1,232,395
Fidelity Multi-Manager 2025 Fund	593,132	444,271
Fidelity Multi-Manager 2030 Fund	409,743	198,148
Fidelity Multi-Manager 2035 Fund	361,777	354,806
Fidelity Multi-Manager 2040 Fund	264,541	237,089
Fidelity Multi-Manager 2045 Fund	457,567	244,974
Fidelity Multi-Manager 2050 Fund	336,560	309,039
Fidelity Multi-Manager 2055 Fund	358,914	335,696
Fidelity Multi-Manager 2060 Fund	95,004	73,550

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Multi-Manager Income Fund
Class N	.25%	$ 127	$ 127
Fidelity Multi-Manager 2005 Fund
Class N	.25%	$ 129	$ 129
Fidelity Multi-Manager 2010 Fund
Class N	.25%	$ 129	$ 129
Fidelity Multi-Manager 2015 Fund
Class N	.25%	$ 130	$ 130
Fidelity Multi-Manager 2020 Fund
Class N	.25%	$ 130	$ 130
Fidelity Multi-Manager 2025 Fund
Class N	.25%	$ 131	$ 130
Fidelity Multi-Manager 2030 Fund
Class N	.25%	$ 131	$ 131
Fidelity Multi-Manager 2035 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2040 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2045 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2050 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2055 Fund
Class N	.25%	$ 131	$131
Fidelity Multi-Manager 2060 Fund
Class N	.25%	$ 123	$ 123

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Multi-Manager Income Fund
Multi-Manager Income	$ 270.05
Class L	26.05
Class N	26.05
	$322
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	$ 43.07
Class L	44.08
Class N	43.08
	$130
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	$121.05
Class L	30.06
Class N	30.06
	$181
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	$521.08
Class L	42.08
Class N	42.08
	$605
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	$1,486.08
Class L	40.08
Class N	40.08
	$1,566
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	$917.11
Class L	44.08
Class N	44.08
	$1,005
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	$820.12
Class L	49.09
Class N	48.09
	$917
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	$1,218.15
Class L	51.10
Class N	51.10
	$1,320
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	$822.22
Class L	55.10
Class N	55.11
	$932
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	$1,317.19
Class L	52.10
Class N	52.10
	$1,421
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	$1,182.20
Class L	53.10
Class N	53.10
	$1,288
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	$1,392.24
Class L	53.10
Class N	52.10
	$1,497
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	$304.24
Class L	60.10
Class N	59.10
	$423

 (a) Annualized

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	$73
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	$121
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	$426
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	$451
Class L	.10%	3
Class N	.35%	3
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	$633
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	$601
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	$819
Class L	.10%	–
Class N	.35%	–
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	$146
Class L	.10%	11
Class N	.35%	10

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$6,457	$15,176
Class L	639	1,685
Class N	514	1,438
Total	$7,610	$18,299
From net realized gain
Multi-Manager Income	$–	$17,414
Class L	–	1,957
Class N	–	1,949
Total	$–	$21,320
Fidelity Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$370	$2,539
Class L	294	1,625
Class N	222	1,352
Total	$886	$5,516
From net realized gain
Multi-Manager 2005	$–	$3,986
Class L	–	3,076
Class N	–	3,067
Total	$–	$10,129
Fidelity Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$1,244	$8,965
Class L	220	1,670
Class N	159	1,391
Total	$1,623	$12,026
From net realized gain
Multi-Manager 2010	$3,957	$19,386
Class L	699	3,731
Class N	695	3,721
Total	$5,351	$26,838
Fidelity Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$3,769	$25,199
Class L	268	1,661
Class N	207	1,394
Total	$4,244	$28,254
From net realized gain
Multi-Manager 2015	$1,536	$59,222
Class L	109	3,988
Class N	109	3,977
Total	$1,754	$67,187
Fidelity Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$8,426	$58,011
Class L	208	1,482
Class N	148	1,217
Total	$8,782	$60,710
From net realized gain
Multi-Manager 2020	$34,909	$154,346
Class L	862	4,554
Class N	858	4,541
Total	$36,629	$163,441
Fidelity Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$2,764	$17,411
Class L	176	1,267
Class N	117	986
Total	$3,057	$19,664
From net realized gain
Multi-Manager 2025	$15,050	$54,834
Class L	958	5,035
Class N	953	5,021
Total	$16,961	$64,890
Fidelity Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$1,089	$11,967
Class L	91	1,265
Class N	30	1,018
Total	$1,210	$14,250
From net realized gain
Multi-Manager 2030	$–	$70,000
Class L	–	6,838
Class N	–	6,819
Total	$–	$83,657
Fidelity Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$447	$12,275
Class L	29	1,013
Class N	–	803
Total	$476	$14,091
From net realized gain
Multi-Manager 2035	$19,507	$64,720
Class L	1,278	6,246
Class N	1,243	6,229
Total	$22,028	$77,195
Fidelity Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$–	$6,618
Class L	–	1,027
Class N	–	825
Total	$–	$8,470
From net realized gain
Multi-Manager 2040	$10,369	$38,980
Class L	1,431	6,862
Class N	1,424	6,776
Total	$13,224	$52,618
Fidelity Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$–	$12,787
Class L	–	1,031
Class N	–	822
Total	$–	$14,640
From net realized gain
Multi-Manager 2045	$15,840	$57,849
Class L	1,252	5,654
Class N	1,217	5,582
Total	$18,309	$69,085
Fidelity Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$316	$10,018
Class L	20	1,106
Class N	–	894
Total	$336	$12,018
From net realized gain
Multi-Manager 2050	$15,279	$63,137
Class L	1,421	6,937
Class N	1,395	6,879
Total	$18,095	$76,953
Fidelity Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$–	$9,947
Class L	$–	$1,008
Class N	–	800
Total	$–	$11,755
From net realized gain
Multi-Manager 2055	$15,904	$55,964
Class L	1,500	6,527
Class N	1,493	6,510
Total	$18,897	$69,001
Fidelity Multi-Manager 2060 Fund
From net investment income
Multi-Manager 2060	$–	$2,311
Class L	–	888
Class N	–	687
Total	$–	$3,886
From net realized gain
Multi-Manager 2060	$4,067	$10,623
Class L	1,346	6,135
Class N	1,342	6,128
Total	$6,755	$22,886

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2016	Year ended March 31, 2016	Six months ended September 30, 2016	Year ended March 31, 2016
Fidelity Multi-Manager Income Fund
Multi-Manager Income
Shares sold	43,013	11,399	$433,162	$113,683
Reinvestment of distributions	639	3,251	6,457	32,590
Shares redeemed	(14,019)	(20,904)	(141,214)	(201,844)
Net increase (decrease)	29,633	(6,254)	$298,405	$(55,571)
Class L
Reinvestment of distributions	63	363	$639	$3,642
Shares redeemed	(513)	–	(5,075)	–
Net increase (decrease)	(450)	363	$(4,436)	$3,642
Class N
Reinvestment of distributions	51	338	$514	$3,387
Shares redeemed	(511)	–	(5,047)	–
Net increase (decrease)	(460)	338	$(4,533)	$3,387
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	107	9,150	$1,092	$93,793
Reinvestment of distributions	37	645	370	6,525
Shares redeemed	(1,331)	(7,808)	(13,545)	(77,985)
Net increase (decrease)	(1,187)	1,987	$(12,083)	$22,333
Class L
Reinvestment of distributions	29	463	$294	$4,701
Shares redeemed	(513)	–	(5,090)	–
Net increase (decrease)	(484)	463	$(4,796)	$4,701
Class N
Reinvestment of distributions	22	435	$222	$4,419
Shares redeemed	(510)	–	(5,061)	–
Net increase (decrease)	(488)	435	$(4,839)	$4,419
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	12,723	10,422	$130,381	$110,816
Reinvestment of distributions	516	2,726	5,201	28,351
Shares redeemed	(23,991)	(7,541)	(244,278)	(79,222)
Net increase (decrease)	(10,752)	5,607	$(108,696)	$59,945
Class L
Reinvestment of distributions	91	519	$919	$5,401
Shares redeemed	(505)	–	(5,098)	–
Net increase (decrease)	(414)	519	$(4,179)	$5,401
Class N
Reinvestment of distributions	85	491	$854	$5,112
Shares redeemed	(503)	–	(5,069)	–
Net increase (decrease)	(418)	491	$(4,215)	$5,112
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	4,231	32,066	$45,337	$343,602
Reinvestment of distributions	520	7,990	5,305	84,421
Shares redeemed	(24,386)	(37,772)	(248,852)	(385,921)
Net increase (decrease)	(19,635)	2,284	$(198,210)	$42,102
Class L
Reinvestment of distributions	37	534	$377	$5,649
Shares redeemed	(502)	–	(5,099)	–
Net increase (decrease)	(465)	534	$(4,722)	$5,649
Class N
Reinvestment of distributions	31	507	$316	$5,371
Shares redeemed	(500)	–	(5,071)	–
Net increase (decrease)	(469)	507	$(4,755)	$5,371
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	42,021	156,312	$446,947	$1,694,454
Reinvestment of distributions	4,265	20,068	43,335	212,357
Shares redeemed	(97,800)	(52,653)	(999,230)	(560,374)
Net increase (decrease)	(51,514)	123,727	$(508,948)	$1,346,437
Class L
Reinvestment of distributions	105	567	$1,070	$6,036
Shares redeemed	(501)	–	(5,100)	–
Net increase (decrease)	(396)	567	$(4,030)	$6,036
Class N
Reinvestment of distributions	99	541	$1,006	$5,758
Shares redeemed	(499)	–	(5,072)	–
Net increase (decrease)	(400)	541	$(4,066)	$5,758
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	51,928	76,777	$549,421	$829,793
Reinvestment of distributions	1,730	6,677	17,814	72,245
Shares redeemed	(40,739)	(4,097)	(432,643)	(43,758)
Net increase (decrease)	12,919	79,357	$134,592	$858,280
Class L
Reinvestment of distributions	110	577	$1,134	$6,302
Shares redeemed	(494)	–	(5,111)	–
Net increase (decrease)	(384)	577	$(3,977)	$6,302
Class N
Reinvestment of distributions	104	550	$1,070	$6,007
Shares redeemed	(492)	–	(5,082)	–
Net increase (decrease)	(388)	550	$(4,012)	$6,007
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	32,461	74,942	$335,644	$775,264
Reinvestment of distributions	108	7,670	1,089	81,967
Shares redeemed	(15,177)	(64,261)	(155,350)	(693,594)
Net increase (decrease)	17,392	18,351	$181,383	$163,637
Class L
Reinvestment of distributions	9	761	$91	$8,103
Shares redeemed	(510)	–	(5,088)	–
Net increase (decrease)	(501)	761	$(4,997)	$8,103
Class N
Reinvestment of distributions	3	735	$30	$7,837
Shares redeemed	(508)	–	(5,059)	–
Net increase (decrease)	(505)	735	$(5,029)	$7,837
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	28,527	77,261	$303,861	$824,537
Reinvestment of distributions	1,949	6,983	19,954	76,995
Shares redeemed	(31,822)	(15,936)	(332,630)	(179,461)
Net increase (decrease)	(1,346)	68,308	$(8,815)	$722,071
Class L
Reinvestment of distributions	128	654	$1,307	$7,259
Shares redeemed	(493)	–	(5,068)	–
Net increase (decrease)	(365)	654	$(3,761)	$7,259
Class N
Reinvestment of distributions	121	633	$1,243	$7,032
Shares redeemed	(491)	–	(5,040)	–
Net increase (decrease)	(370)	633	$(3,797)	$7,032
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	22,120	30,701	$236,268	$332,212
Reinvestment of distributions	1,019	4,142	10,369	45,598
Shares redeemed	(21,332)	(11,151)	(223,678)	(119,612)
Net increase (decrease)	1,807	23,692	$22,959	$258,198
Class L
Reinvestment of distributions	141	713	$1,431	$7,889
Shares redeemed	(495)	–	(5,068)	–
Net increase (decrease)	(354)	713	$(3,637)	$7,889
Class N
Reinvestment of distributions	140	687	$1,424	$7,601
Shares redeemed	(493)	–	(5,040)	–
Net increase (decrease)	(353)	687	$(3,616)	$7,601
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	41,129	58,212	$445,050	$630,540
Reinvestment of distributions	1,526	6,357	15,840	70,636
Shares redeemed	(24,698)	(25,485)	(263,472)	(262,103)
Net increase (decrease)	17,957	39,084	$197,418	$439,073
Class L
Reinvestment of distributions	121	597	$1,252	$6,685
Shares redeemed	(487)	–	$(5,068)	$–
Net increase (decrease)	(366)	597	$(3,816)	$6,685
Class N
Reinvestment of distributions	117	572	$1,217	$6,404
Shares redeemed	(485)	–	(5,039)	–
Net increase (decrease)	(368)	572	$(3,822)	$6,404
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	31,743	52,504	$338,461	$560,155
Reinvestment of distributions	1,533	6,608	15,595	73,155
Shares redeemed	(31,820)	(31,341)	(337,601)	(346,681)
Net increase (decrease)	1,456	27,771	$16,455	$286,629
Class L
Reinvestment of distributions	142	727	$1,441	$8,043
Shares redeemed	(495)	–	(5,067)	–
Net increase (decrease)	(353)	727	$(3,626)	$8,043
Class N
Reinvestment of distributions	137	702	$1,395	$7,773
Shares redeemed	(493)	–	(5,039)	–
Net increase (decrease)	(356)	702	$(3,644)	$7,773
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	30,541	45,428	$331,521	$496,282
Reinvestment of distributions	1,534	5,889	15,904	65,911
Shares redeemed	(31,280)	(13,518)	(333,941)	(151,383)
Net increase (decrease)	795	37,799	$13,484	$410,810
Class L
Reinvestment of distributions	145	670	$1,500	$7,535
Shares redeemed	(486)	–	(5,066)	–
Net increase (decrease)	(341)	670	$(3,566)	$7,535
Class N
Reinvestment of distributions	144	649	$1,493	$7,310
Shares redeemed	(484)	–	(5,037)	–
Net increase (decrease)	(340)	649	$(3,544)	$7,310
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060
Shares sold	7,859	17,277	$74,206	$163,354
Reinvestment of distributions	449	1,332	4,067	12,934
Shares redeemed	(5,971)	(464)	(57,026)	(4,417)
Net increase (decrease)	2,337	18,145	$21,247	$171,871
Class L
Reinvestment of distributions	148	713	$1,346	$7,023
Shares redeemed	(523)	–	(4,767)	–
Net increase (decrease)	(375)	713	$(3,421)	$7,023
Class N
Reinvestment of distributions	148	691	$1,342	$6,815
Shares redeemed	(522)	–	(4,749)	–
Net increase (decrease)	(374)	691	$(3,407)	$6,815

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated
Fidelity Multi-Manager Income Fund	16%
Fidelity Multi-Manager 2005 Fund	93%
Fidelity Multi-Manager 2010 Fund	40%
Fidelity Multi-Manager 2015 Fund	16%
Fidelity Multi-Manager 2025 Fund	12%
Fidelity Multi-Manager 2030 Fund	16%
Fidelity Multi-Manager 2035 Fund	14%
Fidelity Multi-Manager 2040 Fund	27%
Fidelity Multi-Manager 2045 Fund	16%
Fidelity Multi-Manager 2050 Fund	16%
Fidelity Multi-Manager 2055 Fund	16%
Fidelity Multi-Manager 2060 Fund	53%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Fidelity Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$1,000.00	$1,041.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class L	.05%
Actual		$1,000.00	$1,040.80	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class N	.30%
Actual		$1,000.00	$1,039.60	$1.53
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Fidelity Multi-Manager 2005 Fund
Multi-Manager 2005	.07%
Actual		$1,000.00	$1,047.10	$.36
Hypothetical-C		$1,000.00	$1,024.72	$.36
Class L	.09%
Actual		$1,000.00	$1,047.20	$.46
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.33%
Actual		$1,000.00	$1,046.50	$1.69
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$1,000.00	$1,052.90	$.26
Hypothetical-C		$1,000.00	$1,024.82	$.25
Class L	.06%
Actual		$1,000.00	$1,052.90	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Class N	.31%
Actual		$1,000.00	$1,051.30	$1.59
Hypothetical-C		$1,000.00	$1,023.51	$1.57
Fidelity Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$1,000.00	$1,056.70	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,056.70	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,055.10	$1.70
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$1,000.00	$1,059.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class L	.08%
Actual		$1,000.00	$1,059.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,058.30	$1.70
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$1,000.00	$1,061.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.08%
Actual		$1,000.00	$1,062.60	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Class N	.33%
Actual		$1,000.00	$1,061.10	$1.71
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Fidelity Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$1,000.00	$1,068.30	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.09%
Actual		$1,000.00	$1,068.30	$.47
Hypothetical-C		$1,000.00	$1,024.62	$.46
Class N	.34%
Actual		$1,000.00	$1,066.80	$1.76
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Fidelity Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$1,000.00	$1,071.40	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.40	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.90	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$1,000.00	$1,071.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.10	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,070.20	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$1,000.00	$1,072.00	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.00	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.80	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$1,000.00	$1,071.30	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.20	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.90	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$1,000.00	$1,071.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.70	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.90	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78
Fidelity Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$1,000.00	$1,071.50	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class L	.10%
Actual		$1,000.00	$1,071.40	$.52
Hypothetical-C		$1,000.00	$1,024.57	$.51
Class N	.35%
Actual		$1,000.00	$1,069.30	$1.82
Hypothetical-C		$1,000.00	$1,023.31	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Multi-Manager Target Date Funds (formerly Strategic Advisers Multi-Manager Target Date Funds)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods (for the most recent one-year period for Fidelity Multi-Manager 2060 Fund).

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The Board also noted that over the past few years, Fidelity has been developing and refining the competitive methodology for the funds to provide a more meaningful competitive comparison. As a result, beginning with the 2014 competitive results, instead of including all funds in one competitive mapped group that includes all funds-of-funds, Fidelity introduced three new Total Mapped Groups that consist of target retirement funds, grouped according to target retirement dates. The Board noted that Fidelity believes that the new Total Mapped Groups provide more meaningful competitive comparisons for the funds because they include target date funds, regardless of whether the fund is a fund of funds, and reflect, among other things, that active target date funds with a higher percentage of assets invested in equities tend to have higher expenses. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Multi-Manager 2005 Fund

Fidelity Multi-Manager 2010 Fund

Fidelity Multi-Manager 2015 Fund

Fidelity Multi-Manager 2020 Fund

Fidelity Multi-Manager 2025 Fund

Fidelity Multi-Manager 2030 Fund

Fidelity Multi-Manager 2035 Fund

Fidelity Multi-Manager 2040 Fund

Fidelity Multi-Manager 2045 Fund

Fidelity Multi-Manager 2050 Fund

Fidelity Multi-Manager 2055 Fund

Fidelity Multi-Manager 2060 Fund

Fidelity Multi-Manager Income Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of the retail class and Class L of each fund ranked below the competitive median for 2015. The Board noted that the total expense ratio of Class N of Fidelity Multi-Manager Income Fund ranked equal to the competitive median for 2015 and the total expense ratio of Class N of each other fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Class N was above the competitive median, the total expense ratio of Class N was above median primarily because of higher 12b-1 fees on Class N as compared to most competitor funds.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of the retail class of Fidelity Multi-Manager 2005 Fund, Fidelity Multi-Manager 2010 Fund, and Fidelity Multi-Manager Income Fund ranked below the competitive median for 2015 and the retail class of each other fund ranked above the competitive median for 2015. The Board noted that the total expense ratio of Class L of Fidelity Multi-Manager 2005 Fund and Fidelity Multi-Manager Income Fund ranked below the competitive median for 2015, the total expense ratio of Class L of Fidelity Multi-Manager 2010 Fund ranked equal to the competitive median for 2015, and the total expense ratio of Class L of each other fund ranked above the competitive median for 2015. The Board noted that, for each fund for which the retail class and Class L were above the competitive median, the classes were above median primarily as a result of higher acquired fund fees and expenses compared to competitor funds. The Board noted that the total expense ratio of Class N of each fund ranked above the competitive median for 2015.

The Board further considered that FMRC has contractually agreed to reimburse the retail class, Class L, and Class N of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10%, 0.10%, and 0.35% through May 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, some of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

OLF-L-OLF-N-SANN-1116
1.9584953.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Boylston Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 5, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 5, 2016